As filed with the Securities and Exchange Commission on September 29, 2015
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-21715
NEUBERGER BERMAN ALTERNATIVE FUNDS
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)
Registrant's telephone number, including area code: (212) 476-8800
Robert Conti, Chief Executive Officer and President
Neuberger Berman Alternative Funds
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of Agents for Service)
Date of fiscal year end:  October 31
Date of reporting period:  July 31, 2015
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

Schedule of InvestmentsNeuberger Berman Absolute Return Multi-Manager Fund (Unaudited) (cont’d)

Number of Shares		Value†

Long Positions (101.6%)
Common Stocks (61.3%)
Aerospace & Defense (1.2%)
140,323	B/E Aerospace, Inc.	$6,835,133Ø
82,850	Honeywell International, Inc.	8,703,393Ø
66,750	KLX, Inc.	2,621,940*Ø
31,575	United Technologies Corp.	3,167,288Ø
21,327,754
Air Freight & Logistics (0.3%)
2,000	Norbert Dentressangle SA	432,710Ø
201,010	TNT ExpressNV	1,684,393Ø
50,963	XPO Logistics, Inc.	2,209,246*£b
4,326,349
Airlines (0.3%)
17,480	American Airlines Group, Inc.	700,948
14,383	AMR Corp.	34,663*fN
30,123	Delta Air Lines, Inc.	1,335,654Ø
58,300	United Continental Holdings, Inc.	3,287,537*Ø
5,358,802
Auto Components (0.8%)
23,000	Cooper Tire & Rubber Co.	757,390Ø
32,297	Delphi Automotive PLC	2,521,750Ø
20,800	Remy International, Inc.	615,680Ø
106,617	Visteon Corp.	10,611,590*Ø
14,506,410
Banks (1.9%)
35,853	Banca Popolare dell'Emilia Romagna SC	315,989Ø
304,114	Banca Popolare di Milano Scarl	329,317Ø
18,298	Banco Popolare SC	317,312*Ø
368,500	BOC Hong Kong Holdings Ltd.	1,485,446Ø
1,145,000	Chongqing Rural Commercial Bank Co. Ltd. Class H	819,725Ø
320,447	Citizens Financial Group, Inc.	8,354,053Ø
27,453	CityNational Corp.	2,468,299Ø
234,653	Credito Valtellinese SC	334,762*Ø
873,723	Israel Discount Bank Ltd. Class A	1,764,459*Ø
112,400	Kasikornbank PCL	569,255Ø
480,000	Mitsubishi UFJ Financial Group, Inc.	3,485,698Ø
1,752,100	Mizuho Financial Group, Inc.	3,787,369Ø
490,494	Piraeus Bank SA	178,147*Ø
80,700	Sumitomo Mitsui Financial Group, Inc.	3,609,963Ø
774,000	Sumitomo Mitsui Trust Holdings, Inc.	3,595,992Ø
29,461	Susquehanna Bancshares, Inc.	418,346Ø
38,596	Unione di Banche Italiane SCpA	313,248Ø
32,147,380
Beverages (1.8%)
8,152	Anheuser-Busch InBevNV	970,050
31,239	Belvedere SA	720,130*Ø
819,092	Cott Corp.	9,206,594
217,014	Davide Campari-Milano SpA	1,736,275Ø
28,500	Diageo PLC ADR	3,200,835Ø
64,706	Molson Coors Brewing Co. Class B	4,603,185Ø
37,521	PepsiCo, Inc.	3,615,148Ø
185,884	The Coca-Cola Co.	7,636,115Ø
31,688,332
Biotechnology (2.3%)
76,523	ACADIA Pharmaceuticals, Inc.	3,735,088*
11,936	Actelion Ltd.	1,765,140*Ø
16,263	Alexion Pharmaceuticals, Inc.	3,210,967*
51,880	Alkermes PLC	3,632,637*
21,693	BioMarin Pharmaceutical, Inc.	3,173,035*
70,353	Cepheid	3,910,923*Ø
31,120	Incyte Corp.	3,245,193*Ø
30,000	KYTHERA Biopharmaceuticals, Inc.	2,235,600*Ø
737,114	QLT, Inc.	2,778,920*£bØ
14,175	Receptos, Inc.	3,229,915*Ø
27,385	United Therapeutics Corp.	4,637,924*Ø
33,608	Vertex Pharmaceuticals, Inc	4,537,080*
40,092,422
Building Products (0.2%)
132,300	LIXIL Group Corp.	2,656,995Ø

Capital Markets (2.1%)
438,098	Acasta Enterprises, Inc.	3,353,107*ñ
298,989	Alignvest Acquisition Corp.	2,263,250*Ø
6,550	Capital Southwest Corp.	321,670Ø
13,535	Flow Traders	557,356*ñØ
238,068	GP Investments Acquisition Corp. Class U	2,411,629*Ø
75,600	Jafco Co. Ltd.	3,702,683Ø
37,683	Morgan Stanley	1,463,608Ø
506,700	Nomura Holdings, Inc.	3,603,545Ø
125,964	NorthStar Asset Management Group, Inc.	2,307,660Ø
530,449	RCS Capital Corp. Class A	3,092,518*£b
201,771	Solar Capital Ltd.	3,585,471Ø
7,537	The Goldman Sachs Group, Inc.	1,545,612Ø
867,900	WL Ross Holding Corp.	8,861,259*Ø
37,069,368
Chemicals (2.2%)
36,250	Air Products & Chemicals, Inc	5,165,987Ø
111,000	Asahi Kasei Corp.	843,863Ø
78,177	Ashland, Inc.	8,937,195£bØ
4,500	Cytec Industries, Inc.	334,035
109,600	Nissan Chemical Industries Ltd.	2,408,043Ø
33,900	Nitto Denko Corp.	2,568,451Ø
50,997	OM Group, Inc.	1,727,778Ø
29,600	Shin-Etsu Chemical Co. Ltd.	1,771,438Ø
55,883	Sigma-Aldrich Corp.	7,801,826Ø
14,100	The Mosaic Co.	605,454
541,000	Ube Industries Ltd.	947,247Ø
41,533	WR Grace & Co.	4,191,926*Ø
37,303,243
Commercial Services & Supplies (0.3%)
674,342	Spotless Group Holdings Ltd.	963,640
122,565	Tyco International PLC	4,656,244Ø
5,619,884
Communications Equipment (0.2%)
109,000	Alcatel-Lucent ADR	407,660*Ø
124,459	JuniperNetworks, Inc.	3,537,125Ø
3,944,785
Construction & Engineering (0.2%)
568,000	Taisei Corp.	3,341,042Ø

Consumer Finance (0.2%)
27,073	Encore Capital Group, Inc.	1,164,410*Ø
18,803	PRA Group, Inc.	1,194,930*Ø
20,100	Springleaf Holdings, Inc.	1,015,251*Ø
3,374,591
Containers & Packaging (0.5%)
162,712	Berry Plastics Group, Inc.	5,297,903*Ø
857,661	Nampak Ltd.	2,162,754Ø
145,511	Pact Group Holdings Ltd.	480,753
7,941,410
Diversified Consumer Services (0.5%)
204,900	Regis Corp.	2,997,687*Ø
119,055	Service Corp. International	3,632,368Ø
70,763	ServiceMaster Global Holdings, Inc.	2,740,651*Ø
9,370,706
Diversified Financial Services (0.3%)
145,370	Boulevard Acquisition Corp.	1,744,440*Ø
219,600	ORIX Corp.	3,283,324Ø
5,027,764

Diversified Telecommunication Services (0.4%)
28,819	AT&T, Inc.	1,001,172
20,220	FairPoint Communications, Inc.	336,056*Ø
283,836	Globalstar, Inc.	587,541*Ø
292,592	Intelsat SA	2,782,550*Ø
35,000	Koninklijke KPNNV	138,380Ø
2,620,533	Telecom Italia SpA	2,719,710Ø
7,565,409
Electric Utilities (0.5%)
68,000	Cleco Corp.	3,701,240Ø
4,997	Edison International	299,870
3,569	Exelon Corp.	114,529
31,000	Hawaiian Electric Industries, Inc.	928,450Ø
7,186	ITC Holdings Corp.	242,743
9,696	NextEra Energy, Inc.	1,020,019Ø
7,273	OGE Energy Corp.	216,445Ø
35,000	Pepco Holdings, Inc.	933,800Ø
131,600	The Kansai Electric Power Co., Inc.	1,786,027*Ø
4,000	UIL Holdings Corp.	191,760Ø
9,434,883
Electrical Equipment (0.4%)
105	GrafTech International Ltd.	528*Ø
26,600	Nidec Corp.	2,383,451Ø
67,500	Polypore International, Inc.	4,058,100*Ø
11,767	Sensata Technologies HoldingNV	603,883*Ø
7,045,962
Electronic Equipment, Instruments & Components (0.2%)
16,400	Axis Communications AB	648,072Ø
116,000	Hitachi Ltd.	752,898Ø
4,500	Keyence Corp.	2,269,335Ø
3,670,305
Energy Equipment & Services (0.4%)
103,525	Baker Hughes, Inc.	6,019,979Ø
26,732	Halliburton Co.	1,117,130Ø
175,869	Paragon Offshore PLC	131,022Ø
7,268,131
Food & Staples Retailing (0.7%)
55,682	CVS Health Corp.	6,262,555
265,885	Rite Aid Corp.	2,369,035*
39,825	Walgreens Boots Alliance, Inc.	3,848,290£bØ
12,479,880
Food Products (1.7%)
18,000	GrainCorp. Ltd. Class A	117,493Ø
1,322,763	Nomad Foods Ltd.	27,447,332*fØ
23,250	The JM Smucker Co.	2,596,792Ø
10,000	Warrnambool Cheese & Butter Factory Co. Holding Ltd.	65,932*Ø
30,227,549
Health Care Equipment & Supplies (2.5%)
116,787	Alere, Inc.	5,677,016*Ø
46,000	ArthroCare Corp.	16,100*fN
18,890	CR Bard, Inc.	3,714,718Ø
23,463	Edwards Lifesciences Corp.	3,570,130*
51,866	Hologic, Inc.	2,160,738*
40,199	NuVasive, Inc.	2,211,347*
29,548	Sirona Dental Systems, Inc.	3,066,491*
90,789	Smith &Nephew PLC ADR	3,360,101
40,400	STERIS Corp.	2,792,852Ø
33,715	The Cooper Cos., Inc.	5,967,555
9,327	Thoratec Corp.	590,306*Ø
110,187	Wright Medical Group, Inc.	2,847,232*Ø
77,310	Zimmer Biomet Holdings, Inc.	8,045,652Ø
44,020,238
Health Care Providers & Services (2.9%)
153,057	Accretive Health, Inc.	399,479*Ø
23,994	AmerisourceBergen Corp.	2,537,365
7,994	Bio-Reference Laboratories, Inc.	354,694*Ø
389,017	Brookdale Senior Living, Inc.	12,888,133*Ø
62,324	Centene Corp.	4,370,782*Ø
48,395	Cigna Corp.	6,971,784Ø
29,182	Express Scripts Holding Co.	2,628,423*
8,753	Humana, Inc.	1,593,834Ø
53,960	Kindred Healthcare, Inc.	1,113,195Ø
88,885	Mediclinic International Ltd.	791,588Ø
44,068	Molina Healthcare, Inc.	3,324,049*Ø
77,508	Omnicare, Inc.	7,506,650Ø
39,628	Quest Diagnostics, Inc.	2,924,943Ø
2,000	Synergy Health PLC	54,345Ø
35,019	WellCare Health Plans, Inc.	2,829,535*Ø
50,288,799
Hotels, Restaurants & Leisure (2.0%)
87,891	Accor SA	4,312,312Ø
293,193	Ainsworth Game Technology Ltd.	642,928Ø
3,000	Belmond Ltd. Class A	36,330*Ø
197,150	Bloomin' Brands, Inc.	4,591,624Ø
94,198	Bob Evans Farms, Inc.	4,702,364Ø
34,650	Churchill Downs, Inc.	4,679,829Ø
64,604	Hilton Worldwide Holdings, Inc.	1,734,617*
556,737	MGM Resorts International	10,923,180*Ø
172,375	Morgans Hotel Group Co.	1,034,250*Ø
71,728	Pinnacle Entertainment, Inc.	2,761,528*Ø
35,418,962
Household Durables (0.3%)
4,000	Blyth, Inc.	18,440*Ø
41,776	Lennar Corp. Class B	1,832,296Ø
13,500	Rinnai Corp.	955,299Ø
78,700	Sony Corp.	2,243,491*Ø
5,049,526
Household Products (0.1%)
26,338	The Procter & Gamble Co.	2,020,125Ø

Independent Power & Renewable Electricity Producers (0.4%)
88,678	Abengoa Yield PLC	2,250,648Ø
14,324	Calpine Corp.	262,129*
21,067	Dynegy, Inc.	548,795*
6,415	NextEra Energy Partners LP	228,887
10,774	NRG Energy, Inc.	241,876
42,223	NRG Yield, Inc. Class A	832,215Ø
7,692	NRG Yield, Inc. Class C	148,379
37,603	Pattern Energy Group, Inc.	918,641Ø
19,162	TerraForm Global, Inc. Class A	268,268*
17,003	TerraForm Power, Inc. Class A	512,811*Ø
13,100	Vivint Solar, Inc.	199,906*Ø
6,412,555
Industrial Conglomerates (0.2%)
4,368,100	Alliance Global Group, Inc.	2,158,501Ø
487,000	Toshiba Corp.	1,493,202Ø
3,651,703
Insurance (1.8%)
2,000	Aspen Insurance Holdings Ltd.	96,180Ø
36,950	Assurant, Inc.	2,756,470
25,000	HCC Insurance Holdings, Inc.	1,929,000Ø
40,647	MetLife, Inc.	2,265,664Ø
200	Montpelier Re Holdings Ltd.	8,530Ø
156,971	National Interstate Corp.	3,965,087Ø
17,000	PartnerRe Ltd.	2,311,320Ø
42,290	Sampo OYJ Class A	2,090,025Ø
223,966	Sanlam Ltd.	1,183,013Ø
8,000	StanCorp Financial Group, Inc.	912,160
22,879	Syncora Holdings Ltd.	16,702*Ø
26,842	The Chubb Corp.	3,337,266Ø
133,100	The Dai-ichi Life Insurance Co. Ltd.	2,708,502Ø
514,334	WMIH Corp.	1,301,265*£b
171,563	XL Group PLC	6,522,825Ø
31,404,009
Internet & Catalog Retail (0.5%)
140,516	Liberty Ventures Series A	5,828,604*Ø
114,500	Orbitz Worldwide, Inc.	1,291,560*Ø
54,863	Travelport Worldwide Ltd.	699,503Ø
7,819,667
Internet Software & Services (1.1%)

103,062	Dealertrack Technologies, Inc.	6,397,058*Ø
7,655	Google, Inc. Class A	5,033,163*Ø
4,000	Jiayuan.com International Ltd. ADR	26,360Ø
300	Rocket Fuel, Inc.	2,286*Ø
30,700	Xoom Corp.	762,895*Ø
175,518	Yahoo!, Inc.	6,436,245*£bØ
11,072	Yelp, Inc.	292,301*Ø
18,950,308
IT Services (0.4%)
10,000	Anite PLC	19,638Ø
117,450	Computer Sciences Corp.	7,684,753Ø
200	InterXion HoldingNV	5,524*Ø
7,709,915
Leisure Products (0.0%)
17,400	Spin Master Corp.	242,670*ñ

Life Sciences Tools & Services (0.3%)
106,353	QIAGENNV	2,975,757*
11,500	Thermo Fisher Scientific, Inc.	1,604,595Ø
4,580,352
Machinery (1.1%)
19,999	EnPro Industries, Inc.	1,013,549Ø
14,500	FANUC Corp.	2,419,494Ø
34,900	Makita Corp.	1,928,955Ø
384,400	Mueller Water Products, Inc. Class A	3,432,692Ø
38,482	Pall Corp.	4,866,049Ø
93,178	SPX Corp.	6,094,773Ø
19,755,512
Marine (0.1%)
313,000	Nippon Yusen KK	856,150Ø
Media (3.7%)
11,633	Altice SA	1,469,233*Ø
47,844	Cablevision Systems Corp. Class A	1,350,158Ø
44,525	CBS Corp. Class B	2,380,752Ø
26,432	Cineplex, Inc.	962,817Ø
150,000	Cumulus Media, Inc. Class A	247,500*Ø
70,621	DISHNetwork Corp. Class A	4,562,823*Ø
161,828	Gray Television, Inc.	2,733,275*
3,994	Liberty Global PLC Class A	209,525*Ø
80,243	Liberty Global PLC Series C	3,943,141*Ø
199	Liberty Global PLC LiLAC Series A	8,509*Ø
434	Liberty Global PLC LiLAC Series C	18,467*Ø
67,314	Loral Space & Communications, Inc.	4,264,342*Ø
50,000	Media General, Inc.	793,500*Ø
112,301	New Media Investment Group, Inc.	1,910,240Ø
25,101	Nexstar Broadcasting Group, Inc. Class A	1,439,793Ø
65,600	SFX Entertainment, Inc.	208,608*Ø
42,412	Sinclair Broadcast Group, Inc. Class A	1,230,796Ø
1,700	Societe d'Edition de Canal +	14,899Ø
66,818	The EW Scripps Co. Class A	1,467,992Ø
88,341	Time Warner Cable, Inc.	16,785,674Ø
51,332	Time Warner, Inc.	4,519,269Ø
300,000	Tribune Co. Class 1C Litigation	750*fN
133,163	Tribune Media Co. Class A	6,723,400£bØ
320,918	Videocon d2h Ltd. ADR	4,104,541*£bØ
95,598	Wolters KluwerNV	3,168,613Ø
64,518,617
Metals & Mining (0.7%)
3	Alcoa, Inc.	30
71,096	ArcelorMittal	644,951Ø
240,584	Electrum Special Acquisition Corp. Class U	2,429,898*Ø
757,714	Gold Fields Ltd. ADR	2,091,291Ø
449,000	Nippon Steel & Sumitomo Metal Corp.	1,061,862Ø
439,425	SunCoke Energy, Inc.	5,400,533Ø
11,628,565
Multiline Retail (0.8%)
37,227	Burlington Stores, Inc.	2,048,974*Ø
65,750	Dollar General Corp.	5,284,327Ø
64,150	Dollar Tree, Inc.	5,005,625*Ø
88,500	Europris ASA	450,710*ñØ
156,000	Takashimaya Co. Ltd.	1,494,106Ø
14,283,742
Multi-Utilities (0.1%)
8,982	Sempra Energy	914,188Ø

Oil, Gas & Consumable Fuels (2.5%)
100,283	Anadarko Petroleum Corp.	7,456,041Ø
174,810	BG Group PLC ADR	3,001,488Ø
13,000	BG Group PLC	221,793Ø
22,629	Caltex Australia Ltd.	571,480Ø
261,591	Cheniere Energy Partners LP Holdings LLC	5,718,379Ø
77,109	Cheniere Energy, Inc.	5,318,208*£bØ
11,367	Enbridge Energy Management LLC	360,334
5,818	Enbridge, Inc.	253,432Ø
71,727	Encana Corp.	544,408Ø
7,632	EnLink Midstream LLC	205,682
54,000	Freehold Royalties Ltd.	535,107Ø
32,876	GasLog Ltd.	510,236Ø
47,472	Hess Corp.	2,801,323Ø
26,329	Kinder Morgan, Inc.	912,037
458,915	LiquefiedNatural Gas Ltd.	1,073,420*Ø
6,775	Noble Energy, Inc.	238,683Ø
35,981	Penn Virginia Corp.	48,215*Ø
50,133	Plains GP Holdings LP Class A	1,285,410Ø
64,747	SemGroup Corp. Class A	4,602,864Ø
76	Tallgrass Energy GP LP	2,286
28,354	Teekay Corp.	1,015,357Ø
135,987	The Williams Cos., Inc.	7,136,598
2,000	Whiting Petroleum Corp.	40,980*Ø
43,853,761
Personal Products (0.1%)
1,247,588	Asaleo Care Ltd.	1,559,391Ø

Pharmaceuticals (3.9%)
46,091	Allergan PLC	15,263,035*Ø
6,985	Bayer AG	1,030,252Ø
67,064	Bristol-Myers Squibb Co.	4,402,081Ø
71,463	Hospira, Inc.	6,392,365*Ø
103,756	Impax Laboratories, Inc.	5,028,016*Ø
185,801	MylanNV	10,402,998*Ø
273,400	Nektar Therapeutics	3,447,574*Ø
38,695	Perrigo Co. PLC	7,437,179Ø
30,048	Revance Therapeutics, Inc.	932,390*£b
21,589	Shire PLC ADR	5,760,161
166,002	Zoetis, Inc.	8,130,778£bØ
68,226,829
Professional Services (0.2%)
52,987	NielsenNV	2,567,750Ø
600	Towers Watson & Co. Class A	76,068Ø
2,643,818
Real Estate Investment Trusts (4.2%)
140,837	Apollo Commercial Real Estate Finance, Inc.	2,377,329Ø
17,100	Associated Estates Realty Corp.	491,625Ø
196,204	BioMed Realty Trust, Inc.	4,226,234Ø
181,386	Colony Capital, Inc. Class A	4,121,090Ø
39,818	CyrusOne, Inc.	1,224,005Ø
13,216	Equinix, Inc.	3,686,075Ø
53,869	First Potomac Realty Trust	611,413
98,442	Home Properties, Inc.	7,255,176Ø
226,250	Host Hotels & Resorts, Inc.	4,384,725Ø
438,300	Merlin Properties Socimi SA	4,803,521*Ø
1,017,877	New Senior Investment Group, Inc.	13,171,328£bØ
253,620	Newcastle Investment Corp.	1,245,274
738,604	NorthStar Realty Finance Corp.	11,817,664Ø
26,083	Realty Income Corp.	1,259,548Ø
20,783	Simon Property Group, Inc.	3,890,993Ø
117,896	STAG Industrial, Inc.	2,315,478Ø
62,181	Ventas, Inc.	4,171,723Ø
233,992	VEREIT, Inc.	2,049,770
73,102,971
Real Estate Management & Development (1.7%)
51,008	Altus Group Ltd.	648,204Ø
181,833	CBRE Group, Inc. Class A	6,904,199*Ø
2,000	Conwert Immobilien Invest SE	24,260*Ø
225,500	Daiwa House Industry Co. Ltd.	5,617,713Ø
185,079	DO Deutsche Office AG	951,271
108,000	Hulic Co. Ltd.	1,069,238
277,275	Kennedy Wilson Europe Real Estate PLC	4,957,924Ø
28,525	LEG Immobilien AG	2,074,199*Ø
33,000	Mitsubishi Estate Co. Ltd.	733,570
971,700	Pruksa Real Estate PCL	664,434Ø
170,500	Tokyo Tatemono Co. Ltd.	2,386,876Ø
377,400	Tokyu Fudosan Holdings Corp.	2,850,255Ø
28,882,143
Road & Rail (1.8%)
73,589	Avis Budget Group, Inc.	3,195,970*Ø
39,319	Canadian Pacific Railway Ltd.	6,324,461Ø
517,610	Hertz Global Holdings, Inc.	8,794,194*Ø
44,756	Quality Distribution, Inc.	712,068*Ø
205,614	Roadrunner Transportation Systems, Inc.	5,382,975*Ø
18,469	Ryder System, Inc.	1,671,814Ø
207,176	Swift Transportation Co.	4,934,932*Ø
31,016,414
Semiconductors & Semiconductor Equipment (3.0%)
285,531	Altera Corp.	14,179,470Ø
132,278	Applied Materials, Inc.	2,296,346Ø
355,911	Atmel Corp.	2,946,943Ø
508,822	Broadcom Corp. Class A	25,751,481Ø
46,000	Freescale Semiconductor Ltd.	1,834,020*Ø
28,500	Integrated Silicon Solution, Inc.	625,005Ø
41,000	Micrel, Inc.	571,950Ø
72,122	Micron Technology, Inc.	1,334,978*Ø
6,500	OmniVision Technologies, Inc.	158,730*Ø
1,500	REC Solar ASA	19,557*Ø
324,000	SCREEN Holdings Co. Ltd.	1,704,506Ø
38,002	SunEdison, Inc.	884,687*
22,758	SunPower Corp.	615,149*Ø
52,922,822
Software (1.7%)
4,000	Epiq Systems, Inc.	66,200Ø
50,000	Informatica Corp.	2,426,000*Ø
5,600	Nintendo Co. Ltd.	985,484Ø
197,675	Nintendo Co. Ltd. ADR	4,350,827Ø
452,023	Nuance Communications, Inc.	8,195,177*Ø
112,800	PTC, Inc.	4,100,280*Ø
3,700	Synchronoss Technologies, Inc.	176,860*
143,255	Verint Systems, Inc.	8,340,306*£bØ
28,641,134
Specialty Retail (1.1%)
38,408	ANN, Inc.	1,757,166*Ø
103,700	Gulliver International Co. Ltd.	1,030,013
1,199,556	Office Depot, Inc.	9,596,448*Ø
19,944	Tiffany & Co.	1,908,641Ø
113,899	Vitamin Shoppe, Inc.	4,186,927*
8,000	World Duty Free SpA	89,354*Ø
18,568,549
Technology Hardware, Storage & Peripherals (0.8%)
7,706	BlackBerry Ltd.	59,606*
180,008	EMC Corp.	4,840,415Ø
192,120	NCR Corp.	5,290,985*Ø
46,183	Western Digital Corp.	3,974,509Ø
14,165,515
Textiles, Apparel & Luxury Goods (0.3%)
46,600	PVH Corp.	5,407,464Ø

Thrifts & Mortgage Finance (0.1%)
111,752	FederalNational Mortgage Association	262,617*Ø
500	Home Loan Servicing Solutions Ltd.	342Ø
105,000	Hudson City Bancorp, Inc.	1,082,550Ø
1,345,509
Tobacco (0.1%)
27,500	Reynolds American, Inc.	2,359,225Ø

Trading Companies & Distributors (0.6%)
155,464	AerCap HoldingsNV	7,281,934*£bØ
79,708	Air Lease Corp.	2,817,678Ø
40,600	Mitsubishi Corp.	877,780Ø
10,977,392
Transportation Infrastructure (0.4%)
70,488	Macquarie Infrastructure Corp.	5,986,546Ø

Water Utilities (0.0%)
3,099	American Water Works Co., Inc.	160,869

Wireless Telecommunication Services (0.2%)
177,752	NII Holdings, Inc.	2,541,854*Ø
34,572	T-Mobile US, Inc.	1,405,697*Ø
3,947,551
Total Common Stocks (Cost $1,059,015,405)		1,066,082,862

Preferred Stocks (0.1%)
Banks (0.1%)
222,541	National Bank of Greece SA, Ser. A, 9.00%	1,028,139*Ø
(Cost $3,572,349)

Exchange Traded Funds (0.4%)
272,225	PowerShares DB U.S. Dollar Index Bullish Fund	6,922,682*Ø
(Cost $6,347,198)

Master Limited Partnerships (1.9%)
Capital Markets (0.6%)
94,897	AP Alternative Assets LP	3,558,637*
192,286	Apollo Global Management LLC, Class A	3,955,323
92,701	The Blackstone Group LP	3,638,514Ø
11,152,474
Diversified Consumer Services (0.1%)
76,175	StoneMor Partners LP	2,305,056Ø

Oil, Gas & Consumable Fuels (1.2%)
75,616	Boardwalk Pipeline Partners LP	1,052,575Ø
156,836	Cheniere Energy Partners LP	4,708,217Ø
8,378	Dominion Midstream Partners LP	294,235
77,468	Energy Transfer Equity LP	2,330,237Ø
40,121	Energy Transfer Partners LP	2,054,195Ø
38,339	Enterprise Products Partners LP	1,086,144Ø
4,783	EQT Midstream Partners LP	376,805Ø
30,847	NuStar GP Holdings LLC	1,039,235Ø
10,157	Phillips 66 Partners LP	632,883Ø
45,577	Plains All American Pipeline LP	1,902,840Ø
11,575	Rose Rock Midstream LP	461,264Ø
79,054	Sunoco Logistics Partners LP	2,958,201
14,877	Sunoco LP	590,617
8,095	Tallgrass Energy Partners LP	374,394Ø
2,514	Valero Energy Partners LP	118,083
4,276	Western Gas Equity Partners LP	250,830
14,082	Western Gas Partners LP	830,556Ø
21,061,311
Total Master Limited Partnerships (Cost $34,376,299)		34,518,841

Number of Rights
Rights (0.0%)
Biotechnology (0.0%)
70,000	Ambit Biosciences Corp. (Daiichi Sankyo Co. Ltd.)	42,000*fN
3,500	Chelsea Therapeutics International Ltd. (H Lundbeck A/S)	385*fN
40,000	Durata Therapeutics, Inc. (Actavis PLC)	6,400*fN
20,000	Prosensa HoldingNV	19,800*fN
24,000	Trius Therapeutics Inc. (Cubist Pharmaceuticals Inc.)	3,120*fN
71,705

Food & Staples Retailing (0.0%)
112,000	Safeway, Inc. (Casa Ley)	44,800*fN
112,000	Safeway, Inc. (Property Development Centers)	5,466*fN
50,,266
Health Care Providers & Services (0.0%)
21,794	Community Health Systems, Inc., due 1/4/16	294*£b
Life Sciences Tools & Services (0.0%)
1,500	Furiex Pharmaceuticals, Inc. (Actavis PLC)	14,655*fN
Pharmaceuticals (0.0%)
100	Omthera Pharmaceuticals, Inc. (AstraZeneca PLC)	–*fN
Wireless Telecommunication Services (0.0%)
60,000	Leap Wireless International, Inc. (AT&T Inc.)	234,000*N

Total Rights (Cost $478)		370,920

Number of Warrants
Warrants (0.0%)
Insurance (0.0%)
73	TIG Holdings, Inc., due 12/31/15	–*fN

Metals & Mining (0.0%)
1,360	HudBay Minerals, Inc., due 7/20/18	572*Ø

Total Warrants (Cost $133,616)		572

Principal Amount

Mortgage-Backed Securities (4.7%)
Collateralized Mortgage Obligations (1.1%)
$1,011,388	Alternative Loan Trust, Ser. 2005-21CB, Class A17, 6.00%, due 6/25/35	1,035,446Ø
2,507,330	Alternative Loan Trust, Ser. 2005-J2, Class 1A5, 0.69%, due 4/25/35	2,172,010 μ
684,628	Banc of America Alternative Loan Trust, Ser. 2005-6, Class 2CB2, 6.00%, due 7/25/35	656,931Ø
351,752	Bear Stearns Asset Backed Securities Trust, Ser. 2004-AC4, Class A1, 5.83%, due 8/25/34	360,528 [a]
630,000	Bellemeade Re Ltd., Ser. 2015-1A, Class M2, 4.49%, due 7/25/25	630,000fñμ
499,355	Chase Mortgage Finance Trust, Ser. 2007-A2, Class 3A2, 2.61%, due 7/25/37	476,245 μ
278,395	CHL Mortgage Pass-Through Trust, Ser. 2005-19, Class 1A1, 5.50%, due 8/25/35	268,868
266,656	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust, Ser. 2005-7, Class 1A4, 5.50%, due 10/25/35	268,403
2,925,279	Citicorp Mortgage Securities, Inc., Ser. 2006-3, Class 1A10, 6.25%, due 6/25/36	3,069,674Ø
596,996	Citicorp Mortgage Securities, Inc., Ser. 2006-3, Class 1A9, 5.75%, due 6/25/36	615,098Ø
743,749	Citicorp Mortgage Securities, Inc., Ser. 2006-4, Class 1A2, 6.00%, due 8/25/36	751,047Ø
176,316	Citicorp Mortgage Securities, Inc., Ser. 2007-8, Class 1A4, 6.00%, due 9/25/37	176,018
1,500,000	Fannie Mae Connecticut Avenue Securities, Ser. 2015-C02, Class 1M2, 4.19%, due 5/25/25	1,449,378 μ
474,241	GSR Mortgage Loan Trust, Ser. 2005-AR6, Class 3A2, 2.73%, due 9/25/35	451,056 μ
119,622	JP Morgan Alternative Loan Trust, Ser. 2005-A2, Class 1A1, 0.71%, due 1/25/36	109,753μ
711,088	JP Morgan Alternative Loan Trust, Ser. 2006-S4, Class A3A, 5.78%, due 12/25/36	680,710aØ
631,358	JP Morgan Alternative Loan Trust, Ser. 2006-S4, Class A6, 5.71%, due 12/25/36	607,067[a]
247,633	JP Morgan Mortgage Trust, Ser. 2007-A1, Class 4A1, 2.73%, due 7/25/35	247,975μ
306,518	JP Morgan Mortgage Trust, Ser. 2007-A1, Class 5A6, 2.57%, due 7/25/35	294,792μ
117,791	MASTR Alternative Loans Trust, Ser. 2004-10, Class 4A1, 6.00%, due 9/25/19	121,296
184,776	WaMu Mortgage Pass-Through Certificates Trust, Ser. 2004-S1, Class 1A11, 5.50%, due 3/25/34	194,565
922,265	Washington Mutual Mortgage Pass-Through Certificates Trust, Ser. 2005-1, Class 1A1, 5.50%, due 3/25/35	925,245
1,039,893	Wells Fargo Mortgage Backed Securities Trust, Ser. 2005-9, Class 1A12, 5.50%, due 10/25/35	1,044,704
306,147	Wells Fargo Mortgage Backed Securities Trust, Ser. 2006-13, Class A5, 6.00%, due 10/25/36	316,911
1,069,102	Wells Fargo Mortgage Backed Securities Trust, Ser. 2007-10, Class 2A5, 6.25%, due 7/25/37	1,072,445
739,892	Wells Fargo Mortgage Backed Securities Trust, Ser. 2007-12, Class A6, 5.50%, due 9/25/37	754,893
823,034	Wells Fargo Mortgage Backed Securities Trust, Ser. 2007-14, Class 1A1, 6.00%, due 10/25/37	838,872Ø
221,722	Wells Fargo Mortgage Backed Securities Trust, Ser. 2007-16, Class 1A7, 6.00%, due 12/28/37	228,417
19,818,347
Commercial Mortgage-Backed (3.6%)
4,600,000	BAMLL Commercial Mortgage Securities Trust, Ser. 2013-DSNY, Class F, 3.69%, due 9/15/26	4,595,635 ñØμ
3,450,000	BAMLL Commercial Mortgage Securities Trust, Ser. 2014-ICTS, Class E, 3.14%, due 6/15/28	3,434,244 ñØμ
100,000	BAMLL Commercial Mortgage Securities Trust, Ser. 2014-INLD, Class D, 3.68%, due 12/15/29	100,000 ñμ
700,000	Boca Hotel Portfolio Trust, Ser. 2013-BOCA, Class E, 3.94%, due 8/15/26	699,998 ñμ
1,400,000	CDGJ Commercial Mortgage Trust, Ser. 2014-BXCH, Class DPB, 4.04%, due 12/15/27	1,400,986 ñμ
1,500,000	CDGJ Commercial Mortgage Trust, Ser. 2014-BXCH, Class EPB, 5.19%, due 12/15/27	1,503,795 ñμ
550,000	Citigroup Commercial Mortgage Trust, Ser. 2015-SHP2, Class E, 4.54%, due 7/15/17	551,375 fñμ
1,200,000	COMM Mortgage Trust, Ser. 2007-C9, Class G, 5.80%, due 12/10/49	1,181,855 ñμ
4,800,000	COMM Mortgage Trust, Ser. 2014-PAT, Class E, 3.34%, due 8/13/27	4,768,445 ñØμ
4,450,000	Credit Suisse Commercial Mortgage Trust, Ser. 2006-C4, Class AJ, 5.54%, due 9/15/39	4,487,932Øμ
2,600,000	CSMC Trust, Ser. 2015-DEAL, Class E, 4.18%, due 4/15/29	2,588,607 ñμ
2,300,000	CSMC Trust, Ser. 2015-SAND, Class E, 4.04%, due 8/15/30	2,300,000 ñμ
1,100,000	CSMC Trust, Ser. 2015-SAND, Class F, 4.89%, due 8/15/30	1,100,000 ñμ
3,000,000	GE Capital Commercial Mortgage Corp., Ser. 2005-C3, Class G, 5.14%, due 7/10/45	2,996,472 ñØμ
1,400,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser. 2014-BXH, Class E, 3.94%, due 4/15/27	1,392,373 ñμ
1,700,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser. 2014-CBM, Class E, 4.04%, due 10/15/29	1,678,442 ñμ
1,150,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser. 2014-FL5, Class D, 3.69%, due 7/15/31	1,156,848 ñμ
5,800,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser. 2015-CSMO, Class D, 3.49%, due 1/15/32	5,773,053 ñØμ
800,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser. 2015-CSMO, Class E, 4.14%, due 1/15/32	802,410 ñØμ
7,725,000	Morgan Stanley Capital I Trust, Ser. 2007-T25, Class AJ, 5.57%, due 11/12/49	7,811,698Øμ
500,000	NorthStar, Ser. 2013-1A, Class B, 5.19%, due 8/25/29	505,500 ñμ
3,300,000	PFP III Ltd., Ser. 2014-1, Class D, 4.29%, due 6/14/31	3,294,469 ñØμ
1,800,000	PFP Ltd., Ser. 2015-2, Class D, 4.19%, due 7/14/34	1,800,000 ñμ
1,900,000	PFP Ltd., Ser. 2015-2, Class E, 4.79%, due 7/14/34	1,900,000 ñμ
2,400,000	Resource Capital Corp., Ser. 2015-CRE3, Class D, 4.19%, due 3/15/32	2,399,993 ñμ
1,700,000	Wells Fargo Commercial Mortgage Trust, Ser. 2014-TISH, Class WTS2, 3.44%, due 2/15/27	1,684,185 ñμ
61,908,315
Total Mortgage-Backed Securities (Cost $82,058,270)		81,726,662

Asset-Backed Securities (5.1%)
3,500,000	AmeriCredit Automobile Receivables Trust, Ser. 2014-1, Class E, 3.58%, due 8/9/21	3,529,526Ø
750,000	AMMC CDO, Ser. 2015-16A, Class E, 5.87%, due 4/14/27	703,077 ñμ
750,000	AMMC CLO XII Ltd., Ser. 2013-12A, Class D1, 4.03%, due 5/10/25	734,791 ñμ
1,100,000	Ares XXVIII CLO Ltd., Ser. 2013-3A, Class D, 3.67%, due 10/17/24	1,043,853 ñμ
2,200,000	Atlas Senior Loan Fund II Ltd., Ser. 2012-2A, Class D, 4.53%, due 1/30/24	2,214,236 ñμ
5,000,000	Babson CLO Ltd., Ser. 2006-2A, Class D, 1.69%, due 10/16/20	4,816,594 ñØμ
1,450,000	Babson CLO Ltd., Ser. 2013-IA, Class D, 3.67%, due 4/20/25	1,404,653 ñμ
550,000	Babson CLO Ltd., Ser. 2015-2A, Class E, 5.84%, due 7/20/27	520,190 fñμ
1,200,000	Bear Stearns Asset Backed Securities Trust, Ser. 2007-2, Class A2, 0.51%, due 1/25/47	1,128,499μ
500,000	Canyon Capital CLO Ltd., Ser. 2012-1A, Class D, 4.59%, due 1/15/24	499,374 ñμ
600,000	Catamaran CLO Ltd., Ser. 2015-1A, Class D, 3.91%, due 4/22/27	568,517 ñμ
800,000	Catamaran CLO Ltd., Ser. 2015-1A, Class E, 5.41%, due 4/22/27	720,104 ñμ
1,200,000	Cedar Funding III CLO Ltd., Ser. 2014-3A, Class E, 5.06%, due 5/20/26	1,072,146 ñμ
1,900,000	CIFC Funding Ltd., Ser. 2006-1BA, Class B2L, 4.28%, due 12/22/20	1,914,501 ñØμ
800,000	CIFC Funding Ltd., Ser. 2013-2A, Class A3L, 2.94%, due 4/21/25	778,592 ñμ
900,000	ColumbusNova CLO IV Ltd., Ser. 2007-2A, Class D, 4.79%, due 10/15/21	895,175 ñμ
425,454	Countrywide Asset-Backed Certificates, Ser. 2005-7, Class AF4, 4.87%, due 10/25/35	436,055 μ
550,000	Cumberland Park CLO Ltd., Ser. 2015-2A, Class E, 5.30%, due 7/20/26	497,200 fñμ
1,000,000	Drive Auto Receivables Trust, Ser. 2015-AA, Class D, 4.12%, due 6/15/22	1,003,369 ñ
1,500,000	DT Auto Owner Trust, Ser. 2015-1A, Class D, 4.26%, due 2/15/22	1,511,446 ñØ
1,800,000	Exeter Automobile Receivables Trust, Ser. 2013-2A, Class D, 6.81%, due 8/17/20	1,872,542 ñ
3,000,000	Exeter Automobile Receivables Trust, Ser. 2014-1A, Class D, 5.53%, due 2/16/21	3,046,002 ñØ
1,300,000	Exeter Automobile Receivables Trust, Ser. 2014-2A, Class D, 4.93%, due 12/15/20	1,306,366 ñ
300,000	Exeter Automobile Receivables Trust, Ser. 2014-3A, Class C, 4.17%, due 6/15/20	304,588 ñ
2,200,000	Exeter Automobile Receivables Trust, Ser. 2014-3A, Class D, 5.69%, due 4/15/21	2,238,650 ñ
1,400,000	Flagship Credit Auto Trust, Ser. 2015-2, Class C, 4.08%, due 12/15/21	1,399,860fñ
1,300,000	Gale Force 4 CLO Ltd., Ser. 2007-4A, Class E, 6.68%, due 8/20/21	1,303,545 ñμ
900,000	Golub Capital Partners CLO 22B Ltd., Ser. 2015-22A, Class C, 4.42%, due 2/20/27	897,337 ñμ
750,000	Golub Capital Partners CLO Ltd., Ser. 2011-10AR, Class DR, 4.02%, due 10/20/21	737,086 ñμ
300,000	Halcyon Loan Advisors Funding Ltd., Ser. 2012-2A, Class E, 5.68%, due 12/20/24	288,802 ñμ
4,250,000	Invitation Homes Trust, Ser. 2015-SFR3, Class E, 3.93%, due 8/17/32	4,183,169 ñμ
400,000	Jamestown CLO VII Ltd., Ser. 2015-7A, Class C, 4.03%, due 7/25/27	381,800 fñμ
598,476	JP Morgan Mortgage Acquisition Trust, Ser. 2007-CH1, Class AF3, 4.77%, due 11/25/36	608,554aØ
646,024	JP Morgan Mortgage Acquisition Trust, Ser. 2007-CH1, Class AF6, 4.77%, due 11/25/36	649,906[a]
3,000,000	Kingsland VI Ltd., Ser. 2013-6A, Class D, 3.93%, due 10/28/24	2,917,755 ñØμ
600,000	KKR CLO Trust, Ser. 2012-1A, Class C, 4.68%, due 12/15/24	609,085 ñμ
2,600,000	LCM XI LP, Ser. 11A, Class D2, 4.24%, due 4/19/22	2,611,326 ñμ
1,451,425	Morgan Stanley ABS Capital I, Inc. Trust, Ser. 2006-HE3, Class A2C, 0.35%, due 4/25/36	1,424,880Øμ
1,522,727	Morgan Stanley ABS Capital I, Inc. Trust, Ser. 2006-NC4, Class A2C, 0.34%, due 6/25/36	1,383,771Øμ
577,256	Nationstar Home Equity Loan Trust, Ser. 2007-C, Class 2AV2, 0.32%, due 6/25/37	557,216 μ
1,400,000	Nelder Grove CLO Ltd., Ser. 2014-1A, Class D1, 4.81%, due 8/28/26	1,400,312 ñμ
400,000	Ocean Trails CLO IV, Ser. 2013-4A, Class D, 4.28%, due 8/13/25	395,178 ñμ
2,050,000	Ocean Trails CLO V, Ser. 2014-5A, Class D, 4.25%, due 10/13/26	1,993,876 ñØμ
400,000	Ocean Trails CLO V, Ser. 2014-5A, Class E, 5.64%, due 10/13/26	357,475 ñμ
2,300,000	Octagon Investment Partners XII Ltd., Ser. 2012-1AR, Class DR, 4.08%, due 5/5/23	2,305,540 ñμ
400,000	Octagon Investment Partners XIV Ltd., Ser. 2012-1A, Class C, 4.17%, due 1/15/24	402,189 ñμ
600,000	Octagon Investment Partners XVII Ltd., Ser. 2013-1A, Class E, 4.76%, due 10/25/25	546,967 ñμ
250,000	Octagon Investment Partners XX Ltd., Ser. 2014-1A, Class E, 5.53%, due 8/12/26	233,579 ñμ
1,200,000	OZLM Funding IV Ltd., Ser. 2013-4A, Class C, 3.78%, due 7/22/25	1,145,470 ñØμ
1,650,000	OZLM Funding V Ltd., Ser. 2013-5A, Class D, 5.04%, due 1/17/26	1,524,177 ñØμ
3,200,000	OZLM VII Ltd., Ser. 2014-7A, Class C, 3.89%, due 7/17/26	3,057,699 ñØμ
1,200,000	OZLM XI Ltd., Ser. 2015-11A, Class D, 5.67%, due 1/30/27	1,109,934 ñμ
1,000,000	OZLM XII Ltd., Ser. 2015-12A, Class SUB, due 4/30/27	885,189 ñ
3,000,000	Sound Point CLO I Ltd., Ser. 2012-1A, Class D, 4.87%, due 10/20/23	3,004,987 ñØμ
300,000	Sound Point CLO I Ltd., Ser. 2012-1A, Class E, 6.29%, due 10/20/23	298,739 ñμ
1,600,000	Sound Point CLO IX Ltd., Ser. 2015-2A, Class D, 4.02%, due 7/20/27	1,534,387 ñμ
1,000,000	Sound Point CLO IX Ltd., Ser. 2015-2A, Class E, 5.97%, due 7/20/27	929,030 ñμ
212,930	Structured Asset Securities Corp. Mortgage Loan Trust, Ser. 2005-4XS, Class 1A3, 5.00%, due 3/25/35	213,949 [a]
1,000,000	Symphony CLO IX LP, Ser. 2012-9A, Class E, 5.29%, due 4/16/22	995,709 ñμ
750,000	Symphony CLO XII Ltd., Ser. 2013-12A, Class D, 3.67%, due 10/15/25	724,971 ñμ
1,300,000	Symphony CLO XVI Ltd., Ser. 2015-16A, Class D, 3.93%, due 7/15/28	1,249,120 ñμ
2,500,000	Venture IX CDO Ltd., Ser. 2007-9A, Class D, 4.43%, due 10/12/21	2,493,710 ñØμ
500,000	Venture X CLO Ltd., Ser. 2012-10A, Class D, 4.49%, due 7/20/22	502,928 ñμ
2,400,000	Venture XIV CLO Ltd., Ser. 2013-14A, Class D, 4.04%, due 8/28/25	2,350,086 ñμ
2,500,000	Venture XIX CLO Ltd., Ser. 2014-19A, Class D, 4.36%, due 1/15/27	2,471,206 ñμ
450,000	Voya CLO Ltd., Ser. 2013-2A, Class D, 5.30%, due 4/25/25	419,618 ñμ
1,868,068	Voya CLO Ltd., Ser. 2014-3A, Class SUB, due 7/25/26	1,382,353 ñ

Total Asset-Backed Securities (Cost $88,311,150)		88,642,516

Bank Loan Obligationsμ(8.3%)
Advertising (0.3%)
3,232,276	Affinion Group, Inc., 1st Lien Term Loan B, 6.75%, due 4/30/18	3,061,385
759,454	Extreme Reach, Inc., 1st Lien Term Loan, 6.75%, due 12/31/25	757,556N
1,593,000	Extreme Reach, Inc., 2nd Lien Term Loan, 10.50%, due 12/31/25	1,579,061N
5,398,002
Aerospace & Defense (0.2%)
1,879,000	Standard Aero Ltd., 1st Lien Term Loan, 5.25%, due 6/25/22	1,882,100
1,435,908	The SI Organization, Inc., 1st Lien Term Loan, 5.75%, due 10/24/19	1,441,738
3,323,838

Biotechnology (0.2%)
3,034,000	AgroFresh, Inc., Term Loan, due 7/2/21	3,039,067

Building Materials (0.1%)
1,117,000	CHI Overhead Doors, Inc., 1st Lien Term Loan, due 7/28/22	1,120,719^^N
358,000	CHI Overhead Doors, Inc., 2nd Lien Term Loan, due 7/28/23	358,895^^N
593,000	Jeld-Wen, Inc., Term Loan, 5.00%, due 6/26/22	595,224
2,074,838
Building Products (0.1%)
1,616,000	Builders FirstSource, Inc., Term Loan B, due 7/24/22	1,608,599^^

Commercial Services & Supplies (0.7%)
3,100,230	Accuvant, Inc., Term Loan B, 6.25%, due 12/15/21	3,104,105
1,258,829	Capstone Logistics Acquisition, Inc., Term Loan B, 5.50%, due 10/3/21	1,255,682N
2,287,000	First Advantage Corp., Term Loan B, 6.25%, due 6/29/22	2,261,271N
491,184	Insight Global, Inc., Term Loan, 6.00%, due 12/31/19	492,412N
293,667	iQor US, Inc., 2nd Lien Term Loan, 9.75%, due 2/18/22	265,768N
460,000	Merrill Communications LLC, 1st Lien Term Loan, 6.25%, due 5/29/22	458,850N
2,003,000	Protection One, Inc., 1st Lien Term Loan, 5.00%, due 6/19/21	2,006,766N
1,019,000	Protection One, Inc., 2nd Lien Term Loan, 9.75%, due 6/19/22	1,008,810N
84,575	Universal Services of America, Delayed Draw Term Loan, due 7/27/22	84,117^^N
1,199,425	Universal Services of America, Term Loan B, due 7/27/22	1,192,924^^N
12,130,705
Communications Equipment (0.1%)
1,563,083	Riverbed Technology, Inc., Term Loan B, 6.00%, due 2/25/22	1,580,276
Diversified Financial Services (0.5%)
1,810,320	4L Technologies, Inc., Term Loan B, 5.50%, due 4/3/20	1,789,194Ø
1,632,000	AlixPartners LLP, Term Loan B, due 7/23/22	1,635,394
328,781	BATS Global Markets Holdings, Inc., Term Loan, 5.75%, due 1/31/20	330,424N
2,881,000	Environmental Resources Management, 1st Lien Term Loan, 5.00%, due 5/9/21	2,866,595N
1,319,909	Twin River Management Group, Inc., 1st Lien Term Loan, 5.25%, due 4/10/20	1,324,859
301,000	Vistra Group, Ltd., 1st Lien Term Loan, due 7/21/22	300,874^^N
8,247,340
Diversified Telecommunication Services (0.3%)
2,295,281	Fairpoint Communications, Inc., Term Loan B, 7.50%, due 2/14/19	2,317,522
2,825,000	Global Telcom Link Corp., 2nd Lien Term Loan, 9.00%, due 5/21/20	2,683,750N
5,001,272
Electric Utilities (0.2%)
3,300,000	Texas Competitive Electric Holdings Co., Term Loan, 4.25%, due 6/6/16	3,315,114

Electronic Equipment, Instruments & Components (0.1%)
693,000	Lixens France SA, 2nd Lien Term Loan, due 7/31/23	687,803
1,025,000	Lixens France SA, Term Loan B, due 7/31/22	1,022,437
310,000	TTM Technologies, Inc., Term Loan B, 6.00%, due 5/8/21	302,250
2,012,490
Food Products (0.2%)
1,917,000	Del Monte Corp., 2nd Lien Term Loan, 8.25%, due 7/26/21	1,731,300N
1,871,087	Ferrara Candy Co., Term Loan, 7.50%, due 6/8/17	1,861,732
3,593,032
Health Care Equipment & Supplies (0.1%)

775,000	Physio-Control International, Inc., 1st Lien Term Loan, 5.50%, due 5/19/22	778,395
1,070,000	Physio-Control International, Inc., 2nd Lien Term Loan, 10.00%, due 5/19/22	1,059,300N
1,837,695
Health Care Providers & Services (0.3%)
2,804,000	21st Century Oncology, Inc., Term Loan, 6.50%, due 4/28/22	2,688,335N
1,377,548	Beacon Health Strategies LLC, Term Loan B, 5.00%, due 9/30/21	1,363,193
169,254	Genesis HealthCare DE LLC, Term Loan, 10.00%, due 10/2/17	172,216N
4,223,744
Healthcare - Products (0.1%)
1,542,135	Curo Health Services Holdings, Inc., Term Loan B, 6.50%, due 2/2/22	1,553,701N

Hotels, Restaurants & Leisure (0.6%)
3,012,238	Amaya Holdings BV, 1st Lien Term Loan, 5.00%, due 7/29/21	3,005,189
1,095,000	Amaya Holdings BV, 2nd Lien Term Loan, 8.00%, due 7/29/22	1,104,855
314,000	Boyd Gaming Corp., 1st Lien Term Loan, 4.25%, due 4/17/22	314,097Ø
1,119,810	Caesars Entertainment Operating Co., Inc., Term Loan B, due 3/1/17	959,677≠
1,477,500	Caesars Entertainment Resort Properties LLC, 1st Lien Term Loan, 7.00%, due 10/9/20	1,379,616
1,835,830	Harrah's Entertainment, Inc., Term Loan B5, due 1/28/18	1,600,734≠
837,804	Harrah's Entertainment, Inc., Term Loan B6, due 1/28/18	739,128≠
1,457,800	Mohegan Tribal Gaming Authority, 1st Lien Term Loan B, 5.50%, due 11/19/19	1,448,951
10,552,247
Household Products (0.1%)
2,018,336	Huish Detergent, Inc., 1st Lien Term Loan, 5.50%, due 3/23/20	1,959,057

Independent Power & Renewable Electricity Producers (0.1%)
1,975,000	NRG Energy, Inc., Term Loan, 4.50%, due 2/4/21	1,945,375Ø

Insurance (0.5%)
848,306	Asurion LLC, 1st Lien Term Loan, 5.00%, due 12/31/20	848,043
4,258,000	Asurion LLC, 2nd Lien Term Loan, 8.50%, due 2/19/21	4,279,290^^
1,207,000	Asurion LLC, Term Loan B, due 7/30/22	1,205,865^^N
423,000	Confie Seguros Holding II Co., 1st Lien Term Loan B, 5.75%, due 11/9/18	427,230
1,000,000	Cunningham Lindsey US, Inc., 2nd Lien Initial Term Loan, 9.25%, due 6/10/20	900,000N
1,279,793	Hyperion Insurance Group Ltd., Term Loan B, 5.50%, due 3/26/22	1,292,590N
8,953,018
Internet Software & Services (0.6%)
534,000	AF Borrower LLC, Initial Term Loan, 10.00%, due 1/30/23	533,108N
2,146,755	Answers Corp., Term Loan, 6.25%, due 10/3/21	1,824,742N
1,147,105	Internet Brands, Inc., 1st Lien Term Loan, 4.75%, due 6/26/21	1,147,586
1,755,169	ProQuest LLC, Term Loan B, 5.25%, due 9/23/21	1,759,013
457,497	Travelclick, 1st Lien Term Loan, 5.50%, due 5/8/21	454,066
4,043,191	Travelport LLC, Term Loan B, 5.75%, due 8/15/21	4,052,167
9,770,682
Machinery (0.1%)
745,133	Dynacast International LLC, 1st Lien Term Loan B, 4.50%, due 1/30/22	744,820

Media (1.0%)
174,000	Cirque du Soleil, Inc., 1st Lien Term Loan, 6.25%, due 6/25/22	175,034
830,000	Cirque du Soleil, Inc., 2nd Lien Term Loan, 10.50%, due 6/25/23	831,038N
2,699,600	Endemol, 1st Lien Term Loan, 6.75%, due 8/6/21	2,676,653
2,640,819	IMG Worldwide, Inc., 1st Lien Term Loan, 5.25%, due 3/19/21	2,640,000
1,262,000	IMG Worldwide, Inc., 2nd Lien Term Loan, 8.25%, due 3/21/22	1,226,248
1,685,923	NEP/NCP Holdco, Inc., Incremental Term Loan, 4.25%, due 1/22/20	1,676,448
766,000	NEP/NCP Holdco, Inc., Term Loan, 10.00%, due 7/22/20	762,170
1,078,722	RentPath, Inc., 1st Lien Term Loan, 6.25%, due 12/11/21	1,080,524
2,214,529	Springer Science+Business Media GmbH, Term Loan B, 4.75%, due 8/14/20	2,217,297
2,994,617	Thomson Learning, 1st Lien Term Loan, 7.00%, due 3/6/21	3,002,103
1,309,000	Top Right Group Ltd., Term Loan B, 6.00%, due 4/13/22	1,302,455N
17,589,970
Miscellaneous Manufacturing (0.1%)
1,462,590	Novolex Holdings, Inc., 1st Lien Term Loan, 6.00%, due 12/4/21	1,473,560
950,000	Novolex Holdings, Inc., 2st Lien Term Loan, 9.75%, due 6/3/22	956,336N
2,429,896
Multiline Retail (0.4%)
736,000	At Home Holding III, Inc., Term Loan B, 5.00%, due 5/19/22	738,760N
907,000	Family Tree Escrow LLC, Fixed Rate Term Loan, 4.25%, due 6/9/22	907,000
966,240	JC Penney Co., Inc., 1st Lien Term Loan, 5.00%, due 6/13/19	966,240
4,076,068	JC Penney Corp., Inc., Term Loan, 6.00%, due 5/21/18	4,070,973
284,000	PriSo Acquisition Corp., Term Loan, 4.50%, due 5/1/22	282,580
6,965,553
Oil & Gas Services (0.1%)
1,297,198	Expro Oilfield Services PLC, Term Loan B, 5.75%, due 8/12/21	1,131,805
404,408	Preferred Proppants LLC, Term Loan B, 6.75%, due 8/12/20	308,615N
1,440,420
Oil, Gas & Consumable Fuels (0.1%)

776,005	Arch Coal, Inc., 1st Lien Term Loan, 6.25%, due 5/16/18	439,521
35,100	Bowie Resources Holdings LLC, 2nd Lien Term Loan, 11.75%, due 12/31/20	33,170N
3,171,000	Fieldwood Energy LLC, 2nd Lien Term Loan, 8.38%, due 9/30/20	1,718,301^^
2,190,992
Packaging & Containers (0.0%)
214,671	Kloeckner Pentaplast of America, Inc., Initial Term Loan, 5.00%, due 4/22/20	215,315Ø
502,329	Kloeckner Pentaplast of America, Inc., Term Loan B, 5.00%, due 4/22/20	503,836Ø
719,151
Pharmaceuticals (0.2%)
309,088	Alvogen Pharma US, Inc., 1st Lien Term Loan, 6.00%, due 4/2/22	309,990N
1,747,625	Atrium Innovations, Inc., 1st Lien Term Loan, 4.25%, due 1/29/21	1,688,643N
1,824,215	Packaging Coordinators, Inc. Term Loan, 5.25%, due 8/12/21	1,824,215N
3,822,848
Real Estate Invesment Trusts (0.0%)
477,000	Communications Sales & Leasing, Inc., Term Loan B, 5.00%, due 10/16/22	461,946

Road & Rail (0.0%)
700,000	Quality Distribution, Inc., 1st Lien Term Loan, due 7/31/22	696,500

Software (0.5%)
2,000,000	Ascend Learning LLC, 2nd Lien Term Loan, 9.50%, due 11/28/20	1,991,660N
734,561	Ascend Learning LLC, Term Loan B, 5.50%, due 12/31/20	735,663
552,000	CT Technologies Intermediate Holdings, Inc., Term Loan, 5.25%, due 11/5/21	553,209N
605,000	P2 Energy Solutions, Inc., 2nd Lien Term Loan, 9.00%, due 4/30/21	562,650N
1,297,445	Progressive Solutions, Inc., 1st Lien Term Loan, 5.50%, due 10/16/20	1,300,689N
2,073,000	Progressive Solutions, Inc., 2nd Lien Term Loan, 9.50%, due 10/22/21	2,073,000N
929,973	TeamViewer US LCC, 1st Lien Term Loan, 6.00%, due 12/11/20	928,420
8,145,291
Specialty Retail (0.1%)
2,405,000	Academy Ltd., Term Loan B, 5.00%, due 6/16/22	2,414,355

Technology Hardware, Storage & Peripherals (0.1%)
1,966,153	Eastman Kodak Co., Term Loan, 7.25%, due 7/31/19	1,942,814

Telecommunications (0.1%)
2,431,221	ConvergeOne Holdings Corp., 1st Lien Term Loan, 6.00%, due 6/16/20	2,426,675N

Transportation (0.1%)
802,000	Coyote Logistics LLC, Term Loan B, 6.25%, due 3/24/22	802,000N

Total Bank Loan Obligations (Cost $146,048,775)		144,913,323

Corporate Debt Securities (3.7%)
Air Freight & Logistics (0.0%)
643,000	XPO Logistics, Inc., 6.50%, due 6/15/22	632,551 ñ

Banks (1.1%)
5,000,000	FirstNational of Colorado Statutory Trust, 1.57%, due 9/15/37	3,412,000 [f]
7,500,000	FirstNational ofNebraska Statutory Trust, 2.03%, due 3/15/37	5,268,000 [f]
14,000,000	Sterling Capital Trust, 1.63%, due 10/1/37	9,975,000 [f]
18,655,000
Capital Markets (0.4%)
10,000,000	Emigrant Capital Trust V, 1.83%, due 7/1/37	6,305,000 fñμ

Chemicals (0.0%)
613,000	Momentive Performance Materials, Inc., 10.00%, due 10/15/20	766≠

Commercial Services & Supplies (0.0%)
560,000	Constellis Holdings LLC, 9.75%, due 5/15/20	534,800 ñ

Communications Equipment (0.3%)
3,005,000	Avaya, Inc., 7.00%, due 4/1/19	2,899,825 ñØ
2,092,000	Avaya, Inc., 10.50%, due 3/1/21	1,699,750 ñØ
4,599,575
Construction & Engineering (0.0%)
304,000	Michael Baker Holdings LLC, 8.88% Cash/9.63% PIK, due 4/15/19	273,600 c#

Diversified Financial Services (0.1%)
2,954,000	Corolla Trust, 0.00%, due 8/28/39	2,104,725 fñØμ

Diversified Telecommunication Services (0.4%)
1,115,000	FairPoint Communications, Inc., 8.75%, due 8/15/19	1,170,750 ñØ
4,683,000	Intelsat Jackson Holdings SA, 5.50%, due 8/1/23	4,238,115Ø
1,200,000	Intelsat Luxembourg SA, 7.75%, due 6/1/21	954,000Ø
6,362,865
Electric Utilities (0.2%)
2,528,649	Energy Future Intermediate Holding Co. LLC, 11.75%, due 3/1/22	2,743,584≠ñØ

Gas Utilities (0.2%)
3,012,000	Niska Gas Storage Canada Finance Corp., 6.50%, due 4/1/19	2,786,100Ø

Hotels, Restaurants & Leisure (0.0%)
753,000	Caesars Entertainment Resort Properties LLC, 8.00%, due 10/1/20	719,115Ø

Household Products (0.2%)
550,000	Reynolds Group Issuer, Inc., 7.13%, due 4/15/19	565,125Ø
2,407,000	The Sun Products Corp., 7.75%, due 3/15/21	2,184,353 ñØ
2,749,478
Insurance (0.4%)
2,433,885	Ambac Assurance Corp., 5.10%, due 6/7/20	2,616,426 ñØ
318,000	CNO Financial Group, Inc., 5.25%, due 5/30/25	332,310Ø
665,000	Syncora Holdings Ltd., Ser. A, 6.88%, due 9/30/17	246,050Øμ
140,000	TIG FINCO PLC, 8.50%, due 3/2/20	228,487 μ
695,500	TIG FINCO PLC, 8.50%, due 3/2/20	1,135,089 ñØμ
3,321,000	Wayne Merger Sub LLC, 8.25%, due 8/1/23	3,321,000 ñ
7,879,362
Media (0.1%)
389,000	Cenveo Corp., 8.50%, due 9/15/22	310,227 ñ
639,000	DISH DBS Corp., 5.00%, due 3/15/23	598,264Ø
800,000	WideOpenWest Finance LLC, 10.25%, due 7/15/19	847,160Ø
1,755,651
Oil, Gas & Consumable Fuels (0.2%)
1,276,000	American Energy-Permian Basin LLC, 8.00%, due 6/15/20	1,209,010 ñ
1,561,000	Cobalt International Energy, Inc., 3.13%, due 5/15/24	990,259Ø
984,000	Midstates Petroleum Co., Inc., 10.00%, due 6/1/20	863,460 ñ
3,062,729
Software (0.0%)
53,000	Italics Merger Sub, Inc., 7.13%, due 7/15/23	52,073 ñ

Specialty Retail (0.0%)
944,000	Petco Holdings, Inc., 8.50% Cash/9.25% PIK, due 10/15/17	969,370 cñØ

Transportation (0.1%)
1,323,000	OPE KAG Finance Sub, Inc., 7.88%, due 7/31/23	1,342,845 ñ

Total Corporate Debt Securities (Cost $64,032,703)		63,529,189

Municipal Notes (0.2%)
Puerto Rico (0.2%)
5,755,000	Puerto Rico Commonwealth GO Bonds, Ser. A, 8.00%, due 7/1/35	3,970,950Ø
(Cost $5,248,298)

Number of Contracts

Purchased Options (0.2%)
Call Options (0.0%)
145	Boardwalk Pipeline Partners LP, Dec 2015 @ 14	10,875
502	Catamaran Corp., Oct 2015 @ 62.5	–
2,901	General Electric Co., Jan 2016 @ 27	174,060
732	MGM Resorts International, Sep 2015 @ 21	46,848
337	MGM Resorts International, Sep 2015 @ 23	8,425
88	Micron Technology, Inc., Aug 2015 @ 22	1,056
407	Molson Coors Brewing Co., Jan 2016 @ 80	101,750
932	Molson Coors Brewing Co., Jan 2016 @ 82.5	167,760
354	Monsato Co., Jan 2017 @ 135	71,508
144	NCR Corp., Aug 2015 @ 34	1,728
73	NRD Yield, Inc.,Nov 2015 @ 22.5	–
726	Penn Virginia Corp., Sep 2015 @ 6	–
724	Starwood Hotels & Resorts Worldwide, Inc.,Nov 2015 @ 87.5	154,212
147	Williams Partners LP, Sep 2015 @ 55	4,410
742,632

Put Options (0.2%)
46	AbbVie, Inc., Aug 2015 @ 220	–
288	Altera Corp., Jan 2016 @ 45	28,800
276	AT&T, Inc., Aug 2015 @ 85	1,043
578	Atmel Corp.,Nov 2015 @ 9	66,470
218	Broadcom Corp., Aug 2015 @ 55	128,620
363	Broadcom Corp.,Nov 2015 @ 50	82,038
438	Brookdale Senior Living, Inc., Aug 2015 @ 35	100,740
1,500	Cumulus Media, Inc., Dec 2015 @ 2.5	120,000
151	DealerTrack Technologies, Inc., Sep 2015 @ 55	3,020
188	Delta Air Lines, Inc., Sep 2015 @ 42	20,868
98	Delta Air Lines, Inc., Sep 2015 @ 44	19,404
72	Humana, Inc., Jan 2016 @ 185	84,240
1,426	iShares Russell 2000 ETF, Sep 2015 @ 111	78,430
369	iShares Russell 2000 ETF, Oct 2015 @ 120	99,630
505	MGM Resorts International, Jan 2016 @ 18	62,115
721	Micron Technology, Inc., Jan 2016 @ 19	183,855
145	Mylan, Inc., Oct 2015 @ 65	133,400
291	Omnicare, Inc., Sep 2015 @ 90	7,275
72	Quest Diagnostics, Inc., Aug 2015 @ 70	2,160
335	S&P 500 Index, Aug 2015 @ 2070	350,075
1,000	SPDR S&P 500 ETF Trust, Jul 2015 @ 206	1,000
581	SPDR S&P 500 ETF Trust, Sep 2015 @ 200	105,161
1,522	SPDR S&P 500 ETF Trust, Sep 2015 @ 205	432,248
583	United Continental Holdings, Inc., Sep 2015 @ 60	282,755
587	Yahoo!, Inc., Jan 2016 @ 41	311,110
110	Yelp, Inc., Oct 2015 @ 35	92,400
2,796,857

Total Purchased Options (Cost $6,460,842)		3,539,489

Number of Shares

Short-Term Investment (15.7%)
Money Market Funds (15.7%)
272,234,414	Morgan Stanley Institutional Liquidity Fund	272,234,414Ø
(Cost $272,234,415)

Total Long Positions (101.6%) (Cost $1,767,839,798)		1,767,480,559##
Cash, receivables and other assets, less liabilities (26.4%)		459,506,170±†††Ø
Short Positions (see summary below) ((28.0)%)		(487,768,756)
Total Net Assets (100.0%)		$1,739,217,973

Short Positions ((28.0)%)ØØ£
Common Stocks Sold Short (15.9%)
Air Freight & Logistics (0.2%)
(20,338)	CH Robinson Worldwide, Inc.	(1,426,711)
(326,500)	Royal Mail PLC	(2,574,887)
(4,001,598)
Airlines (0.2%)
(206,419)	Deutsche Lufthansa AG	(2,799,741) *

Auto Components (0.2%)
(4,453)	Continental AG	(995,463)
(15,700)	Lear Corp.	(1,633,899)
(2,629,362)
Banks (0.2%)
(7,460)	BB&T Corp.	(300,414)
(60,000)	Canadian Western Bank	(1,128,570)
(4,621)	M&T Bank Corp.	(606,044)
(25,200)	National Bank of Canada	(881,331)
(18,306)	Royal Bank of Canada	(1,068,155)
(3,984,514)
Beverages (0.2%)
(12,028)	The Boston Beer Co., Inc. Class A	(2,652,415) *

Biotechnology (0.3%)
(15,777)	Celgene Corp.	(2,070,731) *
(20,600)	Exact Sciences Corp.	(495,842)*
(9,688)	Gilead Sciences, Inc.	(1,141,828)
(45,801)	Keryx Biopharmaceuticals, Inc.	(365,492) *
(21,571)	OPKO Health, Inc.	(353,117) *
(2,152)	Regeneron Pharmaceuticals, Inc.	(1,191,477) *
(5,618,487)
Capital Markets (0.3%)
(5,015)	BlackRock, Inc.	(1,686,645)
(14,068)	Julius Baer Group Ltd.	(778,158) *
(51,300)	Waddell & Reed Financial, Inc. Class A	(2,303,883)
(4,768,686)
Chemicals (0.4%)
(143,000)	Kaneka Corp.	(1,032,678)
(15,800)	Kuraray Co. Ltd.	(186,385)
(27,900)	Praxair, Inc.	(3,184,506)
(157,300)	The Chemours Co.	(1,717,716)
(6,121,285)
Commercial Services & Supplies (0.2%)
(30,756)	HNI Corp.	(1,525,190)
(15,936)	Stericycle, Inc.	(2,246,498) *
(3,771,688)
Communications Equipment (0.0%)
(59,950)	Nokia OYJ ADR	(422,648)

Diversified Telecommunication Services (0.2%)
(2,068,294)	Telecom Italia SpA	(2,737,162) *

Electric Utilities (0.1%)
(46,443)	CEZ AS	(1,124,010)
(7,239)	NextEra Energy, Inc.	(761,543)
(23,264)	Pepco Holdings, Inc.	(620,684)
(2,506,237)
Electrical Equipment (0.1%)
(25,750)	Regal Beloit Corp.	(1,787,823)

Electronic Equipment, Instruments & Components (0.2%)
(2,500)	Hirose Electric Co. Ltd.	(299,149)
(79,000)	Hitachi Ltd.	(512,749)
(29,100)	Ibiden Co. Ltd.	(482,045)
(241,700)	Japan Display, Inc.	(750,833) *
(3,800)	Kyocera Corp.	(196,079)
(7,400)	Ryosan Co. Ltd.	(191,366)
(42,400)	Taiyo Yuden Co. Ltd.	(531,989)
(55,200)	Yaskawa Electric Corp.	(655,176)
(3,619,386)
Energy Equipment & Services (0.4%)
(244,300)	Calfrac Well Services Ltd.	(1,113,299)
(9,862)	Cameron International Corp.	(497,636) *
(113,320)	Halliburton Co.	(4,735,643)
(80,942)	McDermott International, Inc.	(356,145) *
(6,702,723)
Food & Staples Retailing (0.5%)
(22,036)	CVS Health Corp.	(2,478,389)
(14,350)	UnitedNatural Foods, Inc.	(653,355)*
(26,095)	Walgreens Boots Alliance, Inc.	(2,521,560)
(17,696)	Wal-Mart Stores, Inc.	(1,273,758)
(59,242)	Woolworths Ltd.	(1,238,464)
(8,165,526)
Food Products (1.0%)
(61,454)	Campbell Soup Co.	(3,030,297)
(26,700)	Ezaki Glico Co. Ltd.	(1,464,961)
(63,700)	Flowers Foods, Inc.	(1,379,742)
(28,538)	General Mills, Inc.	(1,661,197)
(54,400)	House Foods Group, Inc.	(1,100,422)
(26,950)	Ingredion, Inc.	(2,376,990)
(54,900)	Kewpie Corp.	(1,242,542)
(39,000)	Kikkoman Corp.	(1,365,716)
(9,700)	MEIJI Holdings Co. Ltd.	(1,379,844)
(22,609)	The Hain Celestial Group, Inc.	(1,536,960) *
(26,100)	Yakult Honsha Co. Ltd.	(1,733,191)
(18,271,862)
Health Care Equipment & Supplies (1.2%)
(15,310)	Becton Dickinson and Co.	(2,329,417)
(124,668)	Boston Scientific Corp.	(2,161,743) *
(37,300)	Coloplast A/S Class B	(2,689,831)
(29,000)	Cyberonics, Inc.	(1,780,600) *
(29,877)	Getinge AB Class B	(733,180)
(26,015)	Hill-Rom Holdings, Inc.	(1,457,620)
(28,023)	Medtronic PLC	(2,196,723)
(25,815)	St. Jude Medical, Inc.	(1,905,663)
(23,776)	Stryker Corp.	(2,431,572)
(20,500)	Sysmex Corp.	(1,328,237)
(6,000)	Varian Medical Systems, Inc.	(516,420) *
(17,334)	Zimmer Biomet Holdings, Inc.	(1,803,949)
(21,334,955)

Health Care Providers & Services (0.8%)
(11,738)	Anthem, Inc.	(1,810,821)
(31,264)	Cardinal Health, Inc.	(2,656,815)
(16,493)	Henry Schein, Inc.	(2,440,634) *
(17,631)	Laboratory Corp. of America Holdings	(2,244,250)*
(11,834)	McKesson Corp.	(2,610,225)
(17,206)	UnitedHealth Group, Inc.	(2,088,809)
(13,851,554)
Household Durables (0.1%)
(40,716)	Lennar Corp. Class A	(2,159,577)

Household Products (0.1%)
(15,000)	The Clorox Co.	(1,679,100)
(21,400)	Unicharm Corp.	(514,646)
(2,193,746)
Industrial Conglomerates (0.3%)
(9,500)	3M Co.	(1,437,730)
(30,116)	Danaher Corp.	(2,757,421)
(16,100)	Siemens AG ADR	(1,723,827)
(5,918,978)
Insurance (0.5%)
(15,833)	ACE Ltd.	(1,722,155)
(52,776)	Primerica, Inc.	(2,387,059)
(61,643)	The Allstate Corp.	(4,250,285)
(8,359,499)
Internet & Catalog Retail (0.2%)
(22,483)	Expedia, Inc.	(2,730,336)

Internet Software & Services (0.2%)
(44,922)	Alibaba Group Holding Ltd. ADR	(3,519,189) *

IT Services (0.2%)
(20,200)	International Business Machines Corp.	(3,272,198)
(27,027)	iPayment Holdings, Inc.	(74,324)*fN
(3,346,522)
Life Sciences Tools & Services (0.3%)
(21,517)	Quintiles Transnational Holdings, Inc.	(1,650,784) *
(16,911)	Thermo Fisher Scientific, Inc.	(2,359,592)
(13,215)	Waters Corp.	(1,764,070) *
(5,774,446)
Machinery (1.1%)
(77,800)	Actuant Corp. Class A	(1,794,068)
(11,402)	Caterpillar, Inc.	(896,539)
(21,175)	Cummins, Inc.	(2,742,798)
(31,100)	Deere & Co.	(2,941,127)
(22,887)	Dover Corp.	(1,466,370)
(59,500)	Hitachi Construction Machinery Co. Ltd.	(991,387)
(47,286)	Kone OYJ Class B	(1,981,719)
(22,632)	Metso OYJ	(621,638)
(75,000)	NTN Corp.	(426,635)
(21,700)	Parker-Hannifin Corp.	(2,446,675)
(39,471)	Tennant Co.	(2,360,761)
(21,700)	THK Co. Ltd.	(420,921)
(19,090,638)
Media (0.3%)
(7,239)	Charter Communications, Inc. Class A	(1,345,440) *
(173,688)	Dex Media, Inc.	(62,528) *
(35,200)	Omnicom Group, Inc.	(2,572,416)
(14,740)	The Walt Disney Co.	(1,768,800)
(5,749,184)
Multiline Retail (0.2%)
(386,034)	JC Penney Co., Inc.	(3,180,920) *

Multi-Utilities (0.1%)
(14,653)	Consolidated Edison, Inc.	(931,784)

Oil, Gas & Consumable Fuels (0.5%)
(40,576)	Cobalt International Energy, Inc.	(312,841)*
(43,000)	Exxon Mobil Corp.	(3,406,030)
(61,164)	Kinder Morgan, Inc.	(2,118,721)
(38,932)	Royal Dutch Shell PLC Class B ADR	(2,263,896)
(8,101,488)
Personal Products (0.1%)
(16,711)	The Estee Lauder Cos., Inc. Class A	(1,489,117)

Pharmaceuticals (1.1%)
(15,700)	Eisai Co. Ltd.	(1,025,469)
(27,090)	Johnson & Johnson	(2,714,689)
(63,791)	Merck & Co., Inc.	(3,761,117)
(21,124)	Novartis AG ADR	(2,191,615)
(32,548)	NovoNordisk A/S ADR	(1,919,030)
(10,200)	Ono Pharmaceutical Co. Ltd.	(1,230,403)
(8,313)	Pacira Pharmaceuticals, Inc.	(552,150) *
(60,545)	Pfizer, Inc.	(2,183,253)
(41,214)	Sanofi ADR	(2,225,144)
(32,700)	Shionogi & Co. Ltd.	(1,304,728)
(19,107,598)
Real Estate Investment Trusts (0.9%)
(18,712)	American Tower Corp.	(1,779,698)
(26,115)	Digital Realty Trust, Inc.	(1,678,411)
(93,219)	Duke Realty Corp.	(1,880,227)
(9,063)	Federal Realty Investment Trust	(1,239,728)
(70,293)	Gaming and Leisure Properties, Inc.	(2,302,096)
(20,492)	National Retail Properties, Inc.	(761,688)
(27,750)	Pebblebrook Hotel Trust	(1,129,425)
(30,161)	Realty Income Corp.	(1,456,475)
(26,759)	Regency Centers Corp.	(1,711,773)
(58,030)	STORE Capital Corp.	(1,218,630)
(15,158,151)
Road & Rail (0.5%)
(29,542)	CanadianNational Railway Co.	(1,844,307)
(41,075)	Knight Transportation, Inc.	(1,110,668)
(20,689)	Norfolk Southern Corp.	(1,744,704)
(23,634)	Old Dominion Freight Line, Inc.	(1,728,827) *
(69,647)	Werner Enterprises, Inc.	(1,966,831)
(8,395,337)
Semiconductors & Semiconductor Equipment (0.5%)
(37,630)	Avago Technologies Ltd.	(4,709,018)
(51,800)	Maxim Integrated Products, Inc.	(1,763,272)
(655)	Microchip Technology, Inc.	(28,060)
(16,197)	NXP SemiconductorsNV	(1,570,947) *
(26,950)	Texas Instruments, Inc.	(1,346,961)
(9,418,258)
Software (0.3%)
(15,620)	NetScout Systems, Inc.	(622,925) *
(31,052)	VMware, Inc. Class A	(2,767,665) *
(26,400)	Workday, Inc. Class A	(2,226,312) *
(5,616,902)
Specialty Retail (0.7%)
(26,609)	Ascena Retail Group, Inc.	(333,145) *
(17,600)	Bed Bath & Beyond, Inc.	(1,148,048) *
(29,841)	GNC Holdings, Inc. Class A	(1,468,476)
(19,700)	L Brands, Inc.	(1,590,184)
(39,550)	Outerwall, Inc.	(2,800,931)
(129,026)	Pier 1 Imports, Inc.	(1,523,797)
(262,444)	Staples, Inc.	(3,860,551)
(12,725,132)
Technology Hardware, Storage & Peripherals (0.1%)
(30,749)	Seagate Technology PLC	(1,555,899)
(29,000)	Super Micro Computer, Inc.	(773,430) *
(2,329,329)
Textiles, Apparel & Luxury Goods (0.1%)
(14,352)	Coach, Inc.	(447,783)
(11,533)	lululemon athletica, Inc.	(724,964) *
(1,172,747)
Thrifts & Mortgage Finance (0.1%)
(88,500)	Home Capital Group, Inc.	(2,153,882)

Trading Companies & Distributors (0.6%)
(34,400)	Applied Industrial Technologies, Inc.	(1,328,872)
(78,076)	Fastenal Co.	(3,268,261)
(37,979)	MSC Industrial Direct Co., Inc. Class A	(2,706,384)
(11,903)	WESCO International, Inc.	(730,368) *
(9,765)	WW Grainger, Inc.	(2,233,353)
(10,267,238)
Wireless Telecommunication Services (0.1%)
(400,000)	M1 Ltd.	(912,636)

Total Common Stocks Sold Short (Proceeds $(278,774,074))		(275,550,286)

Exchange Traded Funds Sold Short (11.6%)
(23,797)	Alerian MLP ETF	(366,712)
(137,891)	Energy Select Sector SPDR Fund	(9,566,878)
(213,689)	Health Care Select Sector SPDR Fund	(16,366,441)
(178,000)	iShares MSCI Japan ETF	(2,301,540)
(13,255)	iSharesNasdaq Biotechnology ETF	(5,070,435)
(300,995)	iShares Russell 2000 ETF	(37,010,345)
(289,904)	iShares U.S. Real Estate ETF	(21,693,516)
(14,348)	JPMorgan Alerian MLP Index ETN	(549,528)
(141,491)	Materials Select Sector SPDR Fund	(6,501,512)
(52,876)	Powershares QQQ Trust Series 1	(5,919,468)
(241,283)	SPDR S&P 500 ETF Trust	(50,790,072)
(161,560)	SPDR S&P MidCap 400 ETF Trust	(44,185,045)
(28,463)	Utilities Select Sector SPDR Fund	(1,252,087)
(25,757)	Vanguard REIT ETF	(2,034,803)

Total Exchange Traded Funds Sold Short (Proceeds $(198,836,406))		(203,608,382)

Master Limited Partnerships Sold Short (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
(96)	Legacy Reserves LP	(750)
(960)	Memorial Production Partners LP	(10,022)
(901)	TC PipeLines LP	(51,627)
Total Master Limited Partnerships Sold Short (Proceeds $(66,213))		(62,399)

Principal Amount

Corporate Debt Securities Sold Short(0.5%)
Diversified Financial Services (0.1%)
$(1,773,200)	Alphabet Holding Co., Inc., 7.75% Cash/8.50% PIK, due 11/1/17	(1,784,282)[c]

IT Services (0.1%)
(431,775)	iPayment, Inc., 9.50%, due 12/15/19	(430,156) ñ
(3,036,000)	Sungard Availability Services Capital, Inc., 8.75%, due 4/1/22	(2,064,480) ñ
(2,494,636)
Metals & Mining (0.0%)
(230,000)	CliffsNatural Resources, Inc., 7.75%, due 3/31/20	(105,800) ñ
(5,000)	CliffsNatural Resources, Inc., 7.75%, due 3/31/20	(2,300)
(133,000)	CliffsNatural Resources, Inc., 6.25%, due 10/1/40	(37,240)
(145,340)
Oil, Gas & Consumable Fuels (0.1%)
(1,028,000)	SESI LLC, 7.13%, due 12/15/21	(1,079,400)

Specialty Retail (0.2%)
(3,000,000)	Staples, Inc., 4.38%, due 1/12/23	(3,044,031)

Total Corporate Debt Securities Sold Short (Proceeds $(8,383,242))		(8,547,689)

Total Short Positions (Proceeds $(486,059,935))		(487,768,756)
SeeNotes to Schedule of Investments

Schedule of Investments Neuberger Berman Long Short Multi-Manager Fund (Unaudited) (cont’d)

Number of Shares		Value†

Long Positions (99.4%)

Common Stocks (73.1%)

Aerospace & Defense (1.7%)
4,000	Honeywell International, Inc.	$420,200	Ø
3,225	KLX, Inc.	126,678	*Ø
1,525	United Technologies Corp.	152,973
		699,851
Airlines (0.8%)
665	American Airlines Group, Inc.	26,666
1,835	Delta Air Lines, Inc.	81,364	Ø
3,553	United Continental Holdings, Inc.	200,354	*Ø
		308,384
Auto Components (1.0%)
1,964	Delphi Automotive PLC	153,349
2,659	Visteon Corp.	264,650	*Ø
		417,999
Banks (3.0%)
1,368	Banca Popolare dell'Emilia Romagna SC	12,057
11,600	Banca Popolare di Milano Scarl	12,561
698	Banco Popolare SC	12,104	*
44,000	Chongqing Rural Commercial Bank Co. Ltd. Class H	31,500	Ø
14,667	Citizens Financial Group, Inc.	382,369
8,951	Credito Valtellinese SC	12,770	*
33,183	Israel Discount Bank Ltd. Class A	67,012	*Ø
4,200	Kasikornbank PCL	21,271	Ø
22,600	Mitsubishi UFJ Financial Group, Inc.	164,118	Ø
82,900	Mizuho Financial Group, Inc.	179,198	Ø
3,800	Sumitomo Mitsui Financial Group, Inc.	169,986	Ø
36,000	Sumitomo Mitsui Trust Holdings, Inc.	167,256	Ø
1,472	Unione di Banche Italiane SCpA	11,947
		1,244,149
Beverages (1.9%)
310	Anheuser-Busch InBev NV	36,889
8,309	Davide Campari-Milano SpA	66,478	Ø
1,375	Diageo PLC ADR	154,426
1,575	PepsiCo, Inc.	151,751	Ø
8,502	The Coca-Cola Co.	349,262	Ø
		758,806
Biotechnology (3.6%)
3,603	ACADIA Pharmaceuticals, Inc.	175,862	*
459	Actelion Ltd.	67,879	*Ø
766	Alexion Pharmaceuticals, Inc.	151,239	*
2,443	Alkermes PLC	171,059	*Ø
1,022	BioMarin Pharmaceutical, Inc.	149,488	*
3,313	Cepheid	184,170	*
1,465	Incyte Corp.	152,770	*
1,237	United Therapeutics Corp.	209,498	*
1,582	Vertex Pharmaceuticals, Inc.	213,570	*Ø
		1,475,535
Building Products (0.3%)
6,300	LIXIL Group Corp.	126,524	Ø

Capital Markets (2.8%)
256	Capital Southwest Corp.	12,572	Ø
494	Flow Traders	20,343	*ñ
3,600	Jafco Co. Ltd.	176,318	Ø
1,579	Morgan Stanley	61,328	Ø
24,000	Nomura Holdings, Inc.	170,683	Ø
12,297	Solar Capital Ltd.	218,518	Ø
316	The Goldman Sachs Group, Inc.	64,802	Ø
41,925	WL Ross Holding Corp.	428,054	*Ø
		1,152,618
Chemicals (1.6%)
1,750	Air Products & Chemicals, Inc.	249,393	Ø
5,000	Asahi Kasei Corp.	38,012	Ø
5,200	Nissan Chemical Industries Ltd.	114,250	Ø
1,500	Nitto Denko Corp.	113,648	Ø
1,400	Shin-Etsu Chemical Co. Ltd.	83,784	Ø
538	The Mosaic Co.	23,102
26,000	Ube Industries Ltd.	45,524	Ø
		667,713
Commercial Services & Supplies (1.5%)
18,084	Covanta Holding Corp.	356,978	Ø
25,663	Spotless Group Holdings Ltd.	36,673
5,950	Tyco International PLC	226,040	Ø
		619,691
Communications Equipment (0.4%)
5,218	Juniper Networks, Inc.	148,296	Ø

Construction & Engineering (0.4%)
27,000	Taisei Corp.	158,817	Ø

Consumer Finance (0.4%)
1,646	Encore Capital Group, Inc.	70,794	*
1,143	PRA Group, Inc.	72,638	*
766	Springleaf Holdings, Inc.	38,691	*Ø
		182,123
Containers & Packaging (1.0%)
9,895	Berry Plastics Group, Inc.	322,181	*Ø
32,673	Nampak Ltd.	82,391	Ø
5,537	Pact Group Holdings Ltd.	18,294
		422,866
Diversified Consumer Services (1.3%)
9,900	Regis Corp.	144,837	*Ø
7,239	Service Corp. International	220,862	Ø
4,314	ServiceMaster Global Holdings, Inc.	167,081	*Ø
		532,780
Diversified Financial Services (0.4%)
10,400	ORIX Corp.	155,494	Ø

Diversified Telecommunication Services (0.3%)
108,843	Telecom Italia SpA	112,962	Ø

Electric Utilities (2.4%)
2,841	American Electric Power Co., Inc.	160,715	Ø
291	Edison International	17,463
5,952	Enel SpA	28,017	Ø
1,572	Exelon Corp.	50,445	Ø
419	ITC Holdings Corp.	14,154
986	NextEra Energy, Inc.	103,727
2,191	OGE Energy Corp.	65,204	Ø
1,028	Pinnacle West Capital Corp.	63,438	Ø
856	Portland General Electric Co.	30,825	Ø
7,623	PPL Corp.	242,488	Ø
6,300	The Kansai Electric Power Co., Inc.	85,501	*Ø
2,226	Westar Energy, Inc.	83,809	Ø
748	Xcel Energy, Inc.	25,933	Ø
		971,719
Electrical Equipment (0.3%)
1,300	Nidec Corp.	116,484	Ø
452	Sensata Technologies Holding NV	23,197	*
		139,681
Electronic Equipment, Instruments & Components (0.3%)
5,000	Hitachi Ltd.	32,453	Ø
200	Keyence Corp.	100,859	Ø
		133,312
Energy Equipment & Services (0.1%)
1,014	Halliburton Co.	42,375	Ø

Food & Staples Retailing (1.7%)
3,394	CVS Health Corp.	381,723
12,520	Rite Aid Corp.	111,553	*
1,925	Walgreens Boots Alliance, Inc.	186,013	Ø
		679,289
Food Products (0.2%)
887	The JM Smucker Co.	99,069	Ø

Health Care Equipment & Supplies (4.0%)
4,863	Alere, Inc.	236,390	*Ø
824	CR Bard, Inc.	162,040	Ø
1,105	Edwards Lifesciences Corp.	168,137	*Ø
2,442	Hologic, Inc.	101,734	*
1,893	NuVasive, Inc.	104,134	*
1,391	Sirona Dental Systems, Inc.	144,358	*
4,275	Smith & Nephew PLC ADR	158,218	Ø
1,950	STERIS Corp.	134,803	Ø
1,587	The Cooper Cos., Inc.	280,899
5,188	Wright Medical Group, Inc.	134,058	*Ø
		1,624,771
Health Care Providers & Services (2.4%)
6,442	Accretive Health, Inc.	16,814	*
1,130	AmerisourceBergen Corp.	119,498
2,041	Brookdale Senior Living, Inc.	67,618	*
2,935	Centene Corp.	205,832	*Ø
1,374	Express Scripts Holding Co.	123,756	*
3,392	Mediclinic International Ltd.	30,208	Ø
2,075	Molina Healthcare, Inc.	156,517	*Ø
1,527	Quest Diagnostics, Inc.	112,708
1,649	WellCare Health Plans, Inc.	133,239	*
		966,190
Hotels, Restaurants & Leisure (2.4%)
3,698	Accor SA	181,440	Ø
11,141	Ainsworth Game Technology Ltd.	24,431	Ø
9,525	Bloomin' Brands, Inc.	221,837	Ø
1,675	Churchill Downs, Inc.	226,225	Ø
2,707	Hilton Worldwide Holdings, Inc.	72,683	*
8,216	MGM Resorts International	161,198	*Ø
2,293	Pinnacle Entertainment, Inc.	88,280	*Ø
		976,094
Household Durables (0.4%)
600	Rinnai Corp.	42,458	Ø
3,700	Sony Corp.	105,475	*Ø
		147,933
Household Products (0.2%)
997	The Procter & Gamble Co.	76,470	Ø

Independent Power & Renewable Electricity Producers (1.7%)
4,587	Abengoa Yield PLC	116,418
12,513	AES Corp.	160,166	Ø
835	Calpine Corp.	15,280	*
1,070	Dynegy, Inc.	27,874	*
4,557	EDP Renovaveis SA	33,377	Ø
372	NextEra Energy Partners LP	13,273
8,602	NRG Energy, Inc.	193,115	Ø
2,319	NRG Yield, Inc. Class A	45,707
350	NRG Yield, Inc. Class C	6,752
2,012	Pattern Energy Group, Inc.	49,153
871	TerraForm Global, Inc. Class A	12,194	*
829	TerraForm Power, Inc. Class A	25,003	*
		698,312
Industrial Conglomerates (0.4%)
167,490	Alliance Global Group, Inc.	82,765	Ø
23,000	Toshiba Corp.	70,521	Ø
		153,286
Insurance (1.2%)
1,800	Assurant, Inc.	134,280
1,704	MetLife, Inc.	94,981
1,609	Sampo OYJ Class A	79,519	Ø
8,521	Sanlam Ltd.	45,009	Ø
6,300	The Dai-ichi Life Insurance Co. Ltd.	128,201	Ø
		481,990
Internet Software & Services (0.6%)
370	Google, Inc. Class A	243,275	*

IT Services (0.9%)
5,575	Computer Sciences Corp.	364,772	Ø

Leisure Products (0.0%)
600	Spin Master Corp.	8,368	*ñ

Life Sciences Tools & Services (0.5%)
5,008	QIAGEN NV	140,124	*Ø
438	Thermo Fisher Scientific, Inc.	61,114	Ø
		201,238
Machinery (0.8%)
600	FANUC Corp.	100,117	Ø
1,500	Makita Corp.	82,906	Ø
18,550	Mueller Water Products, Inc. Class A	165,652	Ø
		348,675
Marine (0.1%)
14,000	Nippon Yusen KK	38,294	Ø

Media (1.9%)
2,150	CBS Corp. Class B	114,960	Ø
1,000	Cineplex, Inc.	36,426	Ø
2,998	Liberty Global PLC Series C	147,322	*Ø
1,944	Time Warner, Inc.	171,150	Ø
13,165	Videocon d2h Ltd. ADR	168,380	*Ø
3,635	Wolters Kluwer NV	120,483	Ø
		758,721
Metals & Mining (0.5%)
2,714	ArcelorMittal	24,620	Ø
21,000	Nippon Steel & Sumitomo Metal Corp.	49,664	Ø
11,711	SunCoke Energy, Inc.	143,928
		218,212
Multiline Retail (1.7%)
1,566	Burlington Stores, Inc.	86,193	*
3,175	Dollar General Corp.	255,175	Ø
3,100	Dollar Tree, Inc.	241,893	*Ø
3,400	Europris ASA	17,315	*ñ
8,000	Takashimaya Co. Ltd.	76,621	Ø
		677,197
Multi-Utilities (0.4%)
867	CMS Energy Corp.	29,703	Ø
1,046	Dominion Resources, Inc.	74,998	Ø
524	Sempra Energy	53,333
		158,034
Oil, Gas & Consumable Fuels (4.4%)
1,825	Anadarko Petroleum Corp.	135,689	Ø
865	Caltex Australia Ltd.	21,845	Ø
15,867	Cheniere Energy Partners LP Holdings LLC	346,853	Ø
418	Cheniere Energy, Inc.	28,829	*
652	Enbridge Energy Management LLC	20,668
243	Enbridge, Inc.	10,585
2,737	Encana Corp.	20,774	Ø
347	EnLink Midstream LLC	9,352
2,052	Freehold Royalties Ltd.	20,334	Ø
4,839	GasLog Ltd.	75,101	Ø
3,275	Golar LNG Ltd.	141,054	Ø
4,040	Kinder Morgan, Inc.	139,946	Ø
27,902	Liquefied Natural Gas Ltd.	65,264	*Ø
2,595	Plains GP Holdings LP Class A	66,536
4,518	SemGroup Corp. Class A	321,185	Ø
3	Tallgrass Energy GP LP	90
1,493	Teekay Corp.	53,464
6,473	The Williams Cos., Inc.	339,703	Ø
		1,817,272
Personal Products (0.1%)
47,834	Asaleo Care Ltd.

Pharmaceuticals (4.0%)
795	Allergan PLC	263,264	*
266	Bayer AG	39,234
2,951	Bristol-Myers Squibb Co.	193,704
4,886	Impax Laboratories, Inc.	236,776	*Ø
4,581	Mylan NV	256,490	*Ø
12,873	Nektar Therapeutics	162,328	*Ø
1,017	Shire PLC ADR	271,346
3,927	Zoetis, Inc.	192,344	Ø
		1,615,486
Professional Services (0.4%)
3,224	Nielsen NV	156,235	Ø

Real Estate Investment Trusts (5.0%)
8,591	Apollo Commercial Real Estate Finance, Inc.	145,016	Ø
11,931	BioMed Realty Trust, Inc.	256,994	Ø
2,419	CyrusOne, Inc.	74,360
638	Equinix, Inc.	177,945	Ø
13,758	Host Hotels & Resorts, Inc.	266,630	Ø
21,200	Merlin Properties Socimi SA	232,340	*
10,141	NorthStar Realty Finance Corp.	162,256	Ø
1,586	Realty Income Corp.	76,588
1,268	Simon Property Group, Inc.	237,395	Ø
7,169	STAG Industrial, Inc.	140,799	Ø
3,781	Ventas, Inc.	253,667	Ø
		2,023,990
Real Estate Management & Development (3.4%)
1,963	Altus Group Ltd.	24,946	Ø
11,057	CBRE Group, Inc. Class A	419,834	*Ø
10,100	Daiwa House Industry Co. Ltd.	251,614	Ø
11,256	DO Deutsche Office AG	57,854
4,100	Hulic Co. Ltd.	40,591
13,395	Kennedy Wilson Europe Real Estate PLC	239,515	Ø
1,086	LEG Immobilien AG	78,969	*
1,000	Mitsubishi Estate Co. Ltd.	22,229
36,977	Pruksa Real Estate PCL	25,284
8,000	Tokyo Tatemono Co. Ltd.	111,994	Ø
17,800	Tokyu Fudosan Holdings Corp.	134,432	Ø
		1,407,262
Road & Rail (3.1%)
3,085	Avis Budget Group, Inc.	133,982	*
2,391	Canadian Pacific Railway Ltd.	384,592	Ø
12,528	Roadrunner Transportation Systems, Inc.	327,983	*Ø
1,123	Ryder System, Inc.	101,654
12,596	Swift Transportation Co.	300,037	*Ø
		1,248,248
Semiconductors & Semiconductor Equipment (1.1%)
14,400	Atmel Corp.	119,232	Ø
3,175	Broadcom Corp. Class A	160,687	Ø
15,000	SCREEN Holdings Co. Ltd.	78,913	Ø
2,065	SunEdison, Inc.	48,073	*
1,277	SunPower Corp.	34,517	*
		441,422
Software (2.1%)
300	Nintendo Co. Ltd.	52,794	Ø
9,550	Nintendo Co. Ltd. ADR	210,195	Ø
5,450	PTC, Inc.	198,107	*Ø
6,557	Verint Systems, Inc.	381,749	*Ø
		842,845
Specialty Retail (0.3%)
3,900	Gulliver International Co. Ltd.	38,737
839	Tiffany & Co.	80,293
		119,030
Technology Hardware, Storage & Peripherals (0.4%)
1,934	Western Digital Corp.	166,440	Ø

Textiles, Apparel & Luxury Goods (0.6%)
2,250	PVH Corp.	261,090	Ø

Thrifts & Mortgage Finance (0.0%)
4,780	Federal National Mortgage Association	11,233	*Ø

Tobacco (0.2%)
1,046	Reynolds American, Inc.	89,736	Ø

Trading Companies & Distributors (0.4%)
3,345	Air Lease Corp.	118,246	Ø
2,000	Mitsubishi Corp.	43,240	Ø
		161,486
Transportation Infrastructure (0.1%)
276	Macquarie Infrastructure Corp.	23,441

Water Utilities (0.0%)
181	American Water Works Co., Inc.	9,396

Total Common Stocks (Cost $29,009,340)		29,846,286

Preferred Stocks (0.1%)
Banks (0.1%)
11,804	National Bank of Greece SA, Ser. A, 9.00%	54,535	*Ø
	(Cost $205,657)

Exchange Traded Funds (0.8%)
13,150	PowerShares DB U.S. Dollar Index Bullish Fund	334,405	*Ø
	(Cost $308,748)

Master Limited Partnerships (4.9%)
Capital Markets (1.6%)
5,776	AP Alternative Assets LP	216,600	*Ø
11,691	Apollo Global Management LLC, Class A	240,484
5,637	The Blackstone Group LP	221,252	Ø
		678,336
Diversified Consumer Services (0.4%)
4,632	StoneMor Partners LP	140,164	Ø

Oil, Gas & Consumable Fuels (2.9%)
3,919	Boardwalk Pipeline Partners LP	54,552
9,364	Cheniere Energy Partners LP	281,107	Ø
479	Dominion Midstream Partners LP	16,822
3,986	Energy Transfer Equity LP	119,899
2,011	Energy Transfer Partners LP	102,963
2,043	Enterprise Products Partners LP	57,878
270	EQT Midstream Partners LP	21,271
1,479	NuStar GP Holdings LLC	49,828
483	Phillips 66 Partners LP	30,096
2,762	Plains All American Pipeline LP	115,314	Ø
693	Rose Rock Midstream LP	27,616
4,411	Sunoco Logistics Partners LP	165,060
769	Sunoco LP	30,529
437	Tallgrass Energy Partners LP	20,211
105	Valero Energy Partners LP	4,932
249	Western Gas Equity Partners LP	14,606
678	Western Gas Partners LP	39,988
		1,152,672
Total Master Limited Partnerships (Cost $1,967,354)		1,971,172

Number of Contracts

Purchased Options (0.1%)

Call Options (0.0%)
6	Boardwalk Pipeline Partners LP, Dec 2015 @ 14	450
3	NRD Yield, Inc., Nov 2015 @ 22.5	–
		450
Put Options (0.1%)
11	Delta Air Lines, Inc., Sep 2015 @ 42	1,221
6	Delta Air Lines, Inc., Sep 2015 @ 44	1,188
29	SPDR S&P 500 ETF Trust, Sep 2015 @ 200	5,249
73	SPDR S&P 500 ETF Trust, Sep 2015 @ 205	20,732
35	United Continental Holdings, Inc., Sep 2015 @ 60	16,975
		45,365

Total Purchased Options (Cost $79,263)		45,815

Number of Shares

Short-Term Investment (20.4%)

Money Market Funds (20.4%)
8,337,945	Morgan Stanley Institutional Liquidity Fund	8,337,945	Ø
	(Cost $8,337,945)

Total Long Positions (99.4%) (Cost $39,908,307)		$40,590,158	##

Cash, receivables and other assets, less liabilities (33.8%)		13,801,119	±†††

Short Positions (see summary below) ((33.2)%)		(13,545,362)

Total Net Assets (100.0%)		$40,845,915

Number Of Shares

Short Positions ((33.2)%)ØØ£

Common Stocks Sold Short (29.1%)

Air Freight & Logistics (0.5%)
(1,237)	CH Robinson Worldwide, Inc.	(86,775)
(15,775)	Royal Mail PLC	(124,407)
		(211,182)
Airlines (0.3%)
(9,612)	Deutsche Lufthansa AG	(130,371)	*

Auto Components (0.3%)
(169)	Continental AG	(37,780)
(850)	Lear Corp.	(88,459)
		(126,239)
Banks (0.2%)
(2,900)	Canadian Western Bank	(54,548)
(1,200)	National Bank of Canada	(41,968)
		(96,516)
Beverages (0.4%)
(731)	The Boston Beer Co., Inc. Class A	(161,200)	*

Biotechnology (0.6%)
(743)	Celgene Corp.	(97,519)	*
(778)	Exact Sciences Corp.	(18,726)	*
(456)	Gilead Sciences, Inc.	(53,744)
(1,746)	Keryx Biopharmaceuticals, Inc.	(13,933)	*
(101)	Regeneron Pharmaceuticals, Inc.	(55,920)	*
		(239,842)
Capital Markets (0.5%)
(210)	BlackRock, Inc.	(70,627)
(535)	Julius Baer Group Ltd.	(29,593)	*
(2,500)	Waddell & Reed Financial, Inc. Class A	(112,275)
		(212,495)
Chemicals (0.7%)
(7,000)	Kaneka Corp.	(50,551)
(700)	Kuraray Co. Ltd.	(8,257)
(1,350)	Praxair, Inc.	(154,089)
(7,600)	The Chemours Co.	(82,992)
		(295,889)
Commercial Services & Supplies (0.5%)
(1,873)	HNI Corp.	(92,882)
(746)	Stericycle, Inc.	(105,164)	*
		(198,046)
Diversified Telecommunication Services (0.3%)
(86,152)	Telecom Italia SpA	(114,013)	*

Electric Utilities (0.6%)
(1,769)	CEZ AS	(42,813)
(588)	Duke Energy Corp.	(43,641)
(236)	Edison International	(14,162)
(2,276)	Iberdrola SA	(16,058)
(307)	IDACORP, Inc.	(19,068)
(1,751)	Otter Tail Corp.	(45,386)
(1,234)	The Southern Co.	(55,197)
		(236,325)
Electrical Equipment (0.2%)
(1,225)	Regal Beloit Corp.	(85,052)

Electronic Equipment, Instruments & Components (0.4%)
(100)	Hirose Electric Co. Ltd.	(11,966)
(3,000)	Hitachi Ltd.	(19,471)
(1,400)	Ibiden Co. Ltd.	(23,191)
(11,400)	Japan Display, Inc.	(35,414)	*
(200)	Kyocera Corp.	(10,320)
(300)	Ryosan Co. Ltd.	(7,758)
(2,000)	Taiyo Yuden Co. Ltd.	(25,094)
(2,400)	Yaskawa Electric Corp.	(28,486)
		(161,700)
Energy Equipment & Services (0.2%)
(11,800)	Calfrac Well Services Ltd.	(53,774)
(375)	Cameron International Corp.	(18,922)	*
(3,080)	McDermott International, Inc.	(13,552)	*
		(86,248)
Food & Staples Retailing (1.0%)
(1,037)	CVS Health Corp.	(116,631)
(700)	United Natural Foods, Inc.	(31,871)	*
(1,228)	Walgreens Boots Alliance, Inc.	(118,662)
(1,076)	Wal-Mart Stores, Inc.	(77,451)
(2,505)	Woolworths Ltd.	(52,367)
		(396,982)
Food Products (2.2%)
(3,290)	Campbell Soup Co.	(162,230)
(1,300)	Ezaki Glico Co. Ltd.	(71,328)
(3,075)	Flowers Foods, Inc.	(66,604)
(1,735)	General Mills, Inc.	(100,994)
(2,600)	House Foods Group, Inc.	(52,594)
(1,300)	Ingredion, Inc.	(114,660)
(2,600)	Kewpie Corp.	(58,845)
(2,000)	Kikkoman Corp.	(70,037)
(500)	MEIJI Holdings Co. Ltd.	(71,126)
(860)	The Hain Celestial Group, Inc.	(58,463)	*
(1,100)	Yakult Honsha Co. Ltd.	(73,046)
		(899,927)
Gas Utilities (0.2%)
(289)	AGL Resources, Inc.	(13,895)
(807)	Northwest Natural Gas Co.	(34,935)
(396)	Piedmont Natural Gas Co., Inc.	(15,052)
		(63,882)
Health Care Equipment & Supplies (2.4%)
(721)	Becton Dickinson and Co.	(109,700)
(5,870)	Boston Scientific Corp.	(101,786)	*
(1,800)	Coloplast A/S Class B	(129,804)
(1,400)	Cyberonics, Inc.	(85,960)	*
(1,139)	Getinge AB Class B	(27,951)
(1,225)	Hill-Rom Holdings, Inc.	(68,637)
(1,319)	Medtronic PLC	(103,397)
(1,216)	St. Jude Medical, Inc.	(89,765)
(1,119)	Stryker Corp.	(114,440)
(1,000)	Sysmex Corp.	(64,792)
(229)	Varian Medical Systems, Inc.	(19,710)	*
(816)	Zimmer Biomet Holdings, Inc.	(84,921)
		(1,000,863)
Health Care Providers & Services (1.4%)
(1,472)	Cardinal Health, Inc.	(125,091)
(777)	Henry Schein, Inc.	(114,980)	*
(830)	Laboratory Corp. of America Holdings	(105,651)	*
(557)	McKesson Corp.	(122,857)
(810)	UnitedHealth Group, Inc.	(98,334)
		(566,913)
Household Products (0.2%)
(725)	The Clorox Co.	(81,157)
(800)	Unicharm Corp.	(19,239)
		(100,396)
Industrial Conglomerates (0.7%)
(475)	3M Co.	(71,887)
(1,418)	Danaher Corp.	(129,832)
(775)	Siemens AG ADR	(82,979)
		(284,698)
IT Services (0.4%)
(975)	International Business Machines Corp.	(157,940)

Life Sciences Tools & Services (0.7%)
(1,013)	Quintiles Transnational Holdings, Inc.	(77,717)	*
(797)	Thermo Fisher Scientific, Inc.	(111,206)
(622)	Waters Corp.	(83,031)	*
		(271,954)
Machinery (2.3%)
(3,800)	Actuant Corp. Class A	(87,628)
(693)	Caterpillar, Inc.	(54,491)
(1,025)	Cummins, Inc.	(132,768)
(1,500)	Deere & Co.	(141,855)
(1,391)	Dover Corp.	(89,121)
(2,900)	Hitachi Construction Machinery Co. Ltd.	(48,320)
(1,985)	Kone OYJ Class B	(83,190)
(861)	Metso OYJ	(23,649)
(3,000)	NTN Corp.	(17,065)
(1,050)	Parker-Hannifin Corp.	(118,388)
(2,400)	Tennant Co.	(143,544)
(800)	THK Co. Ltd.	(15,518)
		(955,537)
Media (0.5%)
(1,700)	Omnicom Group, Inc.	(124,236)
(618)	The Walt Disney Co.	(74,160)
		(198,396)
Multi-Utilities (1.6%)
(1,354)	Alliant Energy Corp.	(83,285)
(13)	Ameren Corp.	(534)
(2,089)	Avista Corp.	(68,979)
(2,719)	Consolidated Edison, Inc.	(172,901)
(782)	DTE Energy Co.	(62,920)
(938)	NorthWestern Corp.	(50,502)
(273)	PG&E Corp.	(14,335)
(1,533)	Public Service Enterprise Group, Inc.	(63,880)
(2,734)	WEC Energy Group, Inc.	(133,966)
		(651,302)
Oil, Gas & Consumable Fuels (1.0%)
(2,075)	Exxon Mobil Corp.	(164,360)
(3,719)	Kinder Morgan, Inc.	(128,826)
(296)	ONEOK, Inc.	(11,186)
(2,876)	Spectra Energy Corp.	(87,028)
		(391,400)
Personal Products (0.2%)
(1,016)	The Estee Lauder Cos., Inc. Class A	(90,536)

Pharmaceuticals (2.2%)
(700)	Eisai Co. Ltd.	(45,721)
(1,275)	Johnson & Johnson	(127,768)
(2,768)	Merck & Co., Inc.	(163,201)
(995)	Novartis AG ADR	(103,231)
(1,531)	Novo Nordisk A/S ADR	(90,268)
(500)	Ono Pharmaceutical Co. Ltd.	(60,314)
(321)	Pacira Pharmaceuticals, Inc.	(21,321)	*
(2,850)	Pfizer, Inc.	(102,771)
(1,940)	Sanofi ADR	(104,741)
(1,500)	Shionogi & Co. Ltd.	(59,850)
		(879,186)
Real Estate Investment Trusts (1.8%)
(1,138)	American Tower Corp.	(108,235)
(1,594)	Digital Realty Trust, Inc.	(102,446)
(5,668)	Duke Realty Corp.	(114,324)
(553)	Federal Realty Investment Trust	(75,645)
(3,035)	Gaming and Leisure Properties, Inc.	(99,396)
(1,693)	Pebblebrook Hotel Trust	(68,905)
(1,631)	Regency Centers Corp.	(104,335)
(3,529)	STORE Capital Corp.	(74,109)
		(747,395)
Road & Rail (1.3%)
(1,800)	Canadian National Railway Co.	(112,374)
(2,504)	Knight Transportation, Inc.	(67,708)
(1,258)	Norfolk Southern Corp.	(106,087)
(1,440)	Old Dominion Freight Line, Inc.	(105,336)	*
(4,245)	Werner Enterprises, Inc.	(119,879)
		(511,384)
Semiconductors & Semiconductor Equipment (0.4%)
(2,500)	Maxim Integrated Products, Inc.	(85,100)
(1,300)	Texas Instruments, Inc.	(64,974)
		(150,074)
Software (0.3%)
(594)	NetScout Systems, Inc.	(23,688)	*
(1,275)	Workday, Inc. Class A	(107,521)	*
		(131,209)
Specialty Retail (0.5%)
(850)	Bed Bath & Beyond, Inc.	(55,446)	*
(950)	L Brands, Inc.	(76,684)
(7,846)	Pier 1 Imports, Inc.	(92,661)
		(224,791)
Technology Hardware, Storage & Peripherals (0.2%)
(1,293)	Seagate Technology PLC	(65,426)
(1,400)	Super Micro Computer, Inc.	(37,338)	*
		(102,764)
Textiles, Apparel & Luxury Goods (0.1%)
(439)	lululemon athletica, Inc.	(27,596)	*

Thrifts & Mortgage Finance (0.3%)
(4,275)	Home Capital Group, Inc.	(104,043)

Trading Companies & Distributors (1.4%)
(1,650)	Applied Industrial Technologies, Inc.	(63,740)
(4,239)	Fastenal Co.	(177,445)
(2,309)	MSC Industrial Direct Co., Inc. Class A	(164,539)
(453)	WESCO International, Inc.	(27,796)	*
(595)	WW Grainger, Inc.	(136,082)
		(569,602)
Wireless Telecommunication Services (0.1%)
(15,200)	M1 Ltd.	(34,680)

Total Common Stocks Sold Short (Proceeds $(12,003,166))		(11,868,568)

Exchange Traded Funds Sold Short (4.1%)
(1,203)	Alerian MLP ETF	(18,538)
(331)	Energy Select Sector SPDR Fund	(22,965)
(8,600)	iShares MSCI Japan ETF	(111,198)
(505)	iShares Nasdaq Biotechnology ETF	(193,178)
(1,882)	iShares Russell 2000 ETF	(231,411)
(652)	JPMorgan Alerian MLP Index ETN	(24,971)
(2,219)	Powershares QQQ Trust Series 1	(248,417)
(1,494)	SPDR S&P 500 ETF Trust	(314,487)
(9,610)	Utilities Select Sector SPDR Fund	(422,744)
(1,081)	Vanguard REIT ETF	(85,399)

Total Exchange Traded Funds Sold Short (Proceeds $(1,590,628))		(1,673,308)

Master Limited Partnerships Sold Short (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
(4)	Legacy Reserves LP	(31)
(40)	Memorial Production Partners LP	(418)
(53)	TC PipeLines LP	(3,037)

Total Master Limited Partnerships Sold Short (Proceeds $(3,634))		(3,486)

Total Short Positions (Proceeds $(13,597,428))		(13,545,362)

See Notes to Schedule of Investments

Notes to Schedule of Investments (Unaudited)

†      In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman Absolute Return Multi-Manager Fund (“Absolute Return Multi-Manager”) and Neuberger Berman Long Short Multi-Manager Fund (“Long Short Multi-Manager”), (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments (long and short positions) in equity securities, exchange traded funds, preferred stocks, purchased option contracts, written option contracts, rights, master limited partnerships and warrants, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations.

The value of the Funds’ investments (long and short positions) in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

Municipal Notes. Inputs used to value municipal notes include current trades, bid-wanted lists (which inform the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, and specific data on specialty issues.

The value of bank loan obligations is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of forward foreign currency contracts (“forward contracts”) is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on an independent pricing service’s network, along with other traded and quoted currency rates provided to the pricing service by leading market participants (Level 2 inputs).

The value of total return swap contracts (“total return swaps”) is determined by Management by obtaining valuations from independent pricing services using the underlying index and stated London Interbank Offered Rate (“LIBOR”) (Level 2 inputs).

        The value of equity swap contracts (“equity swaps”) is determined by Management by obtaining valuations from independent pricing services using the underlying security and stated LIBOR rate or Federal Funds floating rate (Level 2 inputs).

Notes to Schedule of Investments (Unaudited) (cont’d)
The value of credit default swap contracts (“credit default swaps”) is determined by Management by obtaining valuations from  independent pricing services using a model that considers a number of factors, which may include default probabilities, credit curves, recovery rates and cash flows (Level 2 inputs).

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Alternative Funds’ Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, trading in financial futures or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rates as of the end of regular trading on the New York Stock Exchange (“NYSE”) on business days, usually 4:00 p.m. Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of Interactive to evaluate the prices of foreign income securities as of the close of the NYSE. Interactive utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the close of the NYSE (Level 2 inputs) to assist in determining prices for certain foreign income securities. In the case of both foreign equity and foreign income securities, in the absence of precise information about the market values of these foreign securities as of the close of the NYSE, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.
The following is a summary, categorized by Level, of inputs used to value the Funds’ investments as of July 31, 2015:

Asset Valuation Inputs
	Level 1	Level 2	Level 3§	Total
Absolute Return Multi-Manager
Investments:
Common Stocks
Airlines	$5,324,139	$34,663	$—	$5,358,802
Food Products	2,780,217	27,447,332	—	30,227,549
Health Care Equipment & Supplies	44,004,138	—	16,100	44,020,238
Media	64,517,867	—	750	64,518,617
Other Common Stocks^	921,957,656	—	—	921,957,656
Total Common Stocks	1,038,584,017	27,481,995	16,850	1,066,082,862
Preferred Stocks^	1,028,139	—	—	1,028,139
Exchange Traded Funds	6,922,682	—	—	6,922,682
Master Limited Partnerships^	34,518,841	—	—	34,518,841
Rights
Biotechnology	—	68,200	3,505	71,705
Food & Staples Retailing	—	—	50,266	50,266
Health Care Providers & Services	294	—	—	294
Life Sciences Tools & Services	—	—	14,655	14,655
Pharmaceuticals	—	—	—	—

Notes to Schedule of Investments (Unaudited) (cont’d)
Wireless Telecommunication Services	—	—	234,000	234,000
Total Rights	294	68,200	302,426	370,920
Asset Valuation Inputs
	Level 1	Level 2	Level 3§	Total

Warrants
Insurance	$—	$—	$—	$—
Metals & Mining	572	—	—	572
Total Warrants	572	—	—	572
Mortgage-Backed Securities
Collateralized Mortgage Obligations	—	19,188,347	630,000	19,818,347
Commercial Mortage-Backed Securities	—	57,656,940	4,251,375	61,908,315
Total Mortgage-Backed Securities	—	76,845,287	4,881,375	81,726,662
Asset-Backed Securities	—	86,363,656	2,278,860	88,642,516
Bank Loan Obligations
Building Materials	—	1,715,943	358,895	2,074,838
Commercial Services & Supplies	—	11,121,895	1,008,810	12,130,705
Electronic Equipment, Instruments & Components	—	—	2,012,490	2,012,490
Food Products	—	1,731,300	1,861,732	3,593,032
Healthcare - Products	—	—	1,553,701	1,553,701
Insurance	—	7,625,788	1,327,230	8,953,018
Media	—	16,287,515	1,302,455	17,589,970
Multiline Retail	—	5,944,213	1,021,340	6,965,553
Pharmaceuticals	—	1,998,633	1,824,215	3,822,848
Road & Rail	—	—	696,500	696,500
Software	—	6,072,291	2,073,000	8,145,291
Other Bank Loan Obligations^	—	77,375,377	—	77,375,377
Total Bank Loan Obligations	—	129,872,955	15,040,368	144,913,323
Corporate Debt Securities
Chemicals	—	—	766	766
Other Corporate Debt Securities^	—	63,528,423	—	63,528,423
Total Corporate Debt Securities	—	63,528,423	766	63,529,189
Municipal Notes	—	3,970,950	—	3,970,950
Purchased Options	3,539,489	—	—	3,539,489
Short-Term Investments	—	272,234,414	—	272,234,414
Total Long Positions	$1,084,594,034	$660,365,880	$22,520,645	$1,767,480,559

Long Short Multi-Manager
Investments:
Common Stocks^	29,846,286	—	—	29,846,286
Preferred Stocks^	54,535	—	—	54,535
Exchange Traded Funds	334,405	—	—	334,405
Master Limited Partnerships	1,971,172	—	—	1,971,172
Purchased Options	45,815	—	—	45,815
Short-Term Investments	—	8,337,945	—	8,337,945
Total Long Positions	$32,252,213	$8,337,945	$—	$40,590,158

^ The Schedule of Investments provides information on the industry categorization for the portfolio.

Notes to Schedule of Investments (Unaudited) (cont’d)
§The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value: Absolute Return Multi-Manager

	Beginning balance as of 11/1/14	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/15	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/15
Investment in Securities:
Common Stocks‡
Health Care Equipment & Supplies	$—	$—	$—	$—	$—	$16,100	$—	$16,100	$—
Media	750	—	—	—	—	—	—	750	—
Rights‡
Biotechnology	—	—	—	—	—	3,505	—	3,505	—
Food & Staples Retailing	—	—	50,266	—	—	—	—	50,266	50,266
Life Sciences Tools & Services	—	—	—	—	—	14,655	—	14,655	—
Pharmaceuticals	—	—	—	—	—	—	—	—	—
Wireless Telecommunication Services	—	—	82,800	—	—	151,200	—	234,000	82,800
Warrants‡
Insurance	—	—	(132,197)	132,197	—	—	—	—	(132,197)
Bank Loan Obligations Ω
Advertising	7,302,863	1,140	7,160	2,502	(4,717,228)	—	(2,596,437)	—	—
Building Materials	—	—	6,265	712,420	(359,790)	—	—	358,895	2,685
Commercial Services & Supplies	1,730,212	99	592,654	1,003,720	(2,317,875)	—	—	1,008,810	4,991
Electronic Components & Equipment	663,300	1,981	(1,981)	—	(663,300)	—	—	—	—
Electronic Equipment, Instruments & Components	—	265	15,842	2,341,886	(345,503)	—	—	2,012,490	7,155
Food Products	—	15,481	60,013	—	(14,446)	1,800,684	—	1,861,732	59,629
Health Care Providers & Services	179,144	—	—	—	—	—	(179,144)	—	—
Healthcare - Products	—	1,034	32,984	1,957,235	(437,552)	—	—	1,553,701	26,022
Hotels, Restaurants & Leisure	494,518	360	(360)	—	(494,518)	—	—	—	—
Insurance	1,000,000	(265)	(93,395)	420,890	—	—	—	1,327,230	(93,395)
Media	3,207,931	1,348	17,547	1,945,355	(2,639,276)	—	(1,230,450)	1,302,455	6,073
Multiline Retail	—	217	10,957	1,435,101	(424,935)	—	—	1,021,340	10,618
Oil & Gas Services	970,900	—	—	—	—	—	(970,900)	—	—
Oil, Gas & Consumable Fuels	35,276	—	—	—	—	—	(35,276)	—	—
Personal Products	940,275	818	11,540	578,928	(1,531,561)	—	—	—	—
Pharmaceuticals	2,160,956	2,064	18,603	744,268	(1,101,676)	—	—	1,824,215	11,672
Road & Rail	—	—	3,500	693,000	—	—	—	696,500	3,500
Software	4,620,490	794	40,666	—	—	—	(2,588,950)	2,073,000	40,666
Asset-Backed Securities Ω	—	—	59	2,278,801	—	—	—	2,278,860	59

Notes to Schedule of Investments (Unaudited) (cont’d)
	Beginning balance as of 11/1/14	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/15	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/15
Mortgage-Backed Securities Ω
Collateralized Mortgage Obligations	$ —	$ —	$ —	$ 630,000	$ —	$ —	$ —	$ 630,000	$ —
Commercial Mortgage-Backed Securities	—	—	(344)	4,251,719	—	—	—	4,251,375	(344)
Corporate Debt Securities Ω
Chemicals	—	—	(2,322)	—	(13,770)	16,858	—	766	(16,091)
Diversified Financial Services	2,304,120	—	—	—	—	—	(2,304,120)	—	—
Total	$25,610,735	$25,336	$720,257	$19,128,022	$(15,061,430)	$2,003,002	$(9,905,277)	$22,520,645	$64,109

‡ As of the period ended July 31, 2015, these investments did not have a material impact on the Fund's net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

Ω These securities are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

   As of the period ended July 31, 2015, certain securities were transferred from one level (as of October 31, 2014) to another.  Based on beginning of period market values as of November 1, 2014, $11,820,639 was transferred from Level 1 to Level 2 for Absolute Return Multi-Manager.  Interactive provided adjusted prices for these securities as of July 31, 2015, as stated in the description of the valuation methods of foreign equity securities in footnote † above.  In addition, $2,003,002 was transferred from Level 2 to Level 3 for Absolute Return Multi-Manager as a result of a decrease in the number of observable quotations or dated observable inputs that were readily available to the independent pricing service or Management.  In addition, $9,905,277 was transferred from Level 3 to Level 2 for Absolute Return Multi-Manager as a result of an increase in the number of observable inputs that were readily available to the independent pricing service.

The following is a summary, categorized by Level, of inputs used to value the Funds’ derivatives as of July 31, 2015:

Asset Valuation Inputs
	Level 1	Level 2	Level 3§	Total
Absolute Return Multi-Manager
Forward contracts (unrealized appreciation)	$—	$5,039,116	$—	$5,039,116
Equity swaps (unrealized appreciation)	—	1,383,541	192,666	1,576,207
Over the counter credit default swaps (unrealized appreciation)	—	518,759	—	518,759
Total return swaps (unrealized appreciation)	—	117,770	—	117,770
Total	$—	$7,059,186	$192,666	$7,251,852
Long Short Multi-Manager
Forward contracts (unrealized appreciation)	—	221,221	—	221,221
Equity swaps (unrealized appreciation)	—	192,857	—	192,857
Total return swaps (unrealized appreciation)	—	7,328	—	7,328
Total	$—	$421,406	$—	$421,406

Notes to Schedule of Investments (Unaudited) (cont’d)
§The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value: Absolute Return Multi-Manager
	Beginning balance as of 11/1/14	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/15	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/15
Investment in Securities:
Equity Swaps Ω
United States	$—	$—	$192,666	$—	$—	$—	$—	$192,666	$192,666
Total	$—	$—	$192,666	$—	$—	$—	$—	$192,666	$192,666

Ω These securities are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

The following is a summary, categorized by Level, of inputs used to value the Funds’ investments as of July 31, 2015:

Liability Valuation Inputs
	Level 1	Level 2	Level 3§	Total
Absolute Return Multi-Manager
Investments:
Common Stocks Sold Short
IT Services	$(3,272,198)	$—	$(74,324)	$(3,346,522)
Other Common Stocks Sold Short^	(272,203,764)	—	—	(272,203,764)
Total Common Stocks Sold Short	(275,475,962)	—	(74,324)	(275,550,286)
Exchange Traded Funds Sold Short	(203,608,382)	—	—	(203,608,382)
Master Limited Partnerships Sold Short^	(62,399)	—	—	(62,399)
Corporate Debt Securities Sold Short^	—	(8,547,689)	—	(8,547,689)
Total Short Positions	$(479,146,743)	$(8,547,689)	$(74,324)	$(487,768,756)
Long Short Multi-Manager
Investments:
Common Stocks Sold Short^	$(11,868,568)	$—	$—	$ (11,868,568)
Exchange Traded Funds Sold Short	(1,673,308)	—	—	(1,673,308)
Master Limited Partnerships Sold Short^	(3,486)	—	—	(3,486)
Total Short Positions	$(13,545,362)	$—	$—	$(13,545,362)

^ The Schedule of Investments provides information on the industry categorization for the portfolio.

Notes to Schedule of Investments (Unaudited) (cont’d)
§The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value: Absolute Return Multi-Manager
	Beginning balance as of 11/1/14	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Purchases/Covers	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/15	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/15
Investment in Securities:
Common Stocks Sold Short
IT Services Ω	$—	$—	$(30,389)	$(43,935)	$—	$—	$—	$(74,324)	$(30,389)
Total	$—	$—	$(30,389)	$(43,935)	$—	$—	$—	$(74,324)	$(30,389)

Ω These securities are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

The following is a summary, categorized by Level, of inputs used to value the Funds’ derivatives as of July 31, 2015:

Liability Valuation Inputs
	Level 1	Level 2	Level 3	Total
Absolute Return Multi-Manager
Forward contracts (unrealized depreciation)	$—	$(666,577)	$—	$(666,577)
Equity swaps (unrealized depreciation)	—	(6,171,598)	—	(6,171,598)
Over the counter credit default swaps (unrealized depreciation)	—	(443,765)	—	(443,765)
Centrally cleared credit default index swaps (unrealized depreciation)	$ —	$ (1,364,552)	$ —	$ (1,364,552)
Options Written	(2,070,147)	—	—	(2,070,147)
Total	$(2,070,147)	$(8,646,492)	$—	$(10,716,639)

Liability Valuation Inputs
	Level 1	Level 2	Level 3	Total
Long Short Multi-Manager
Forward contracts (unrealized depreciation)	$ —	$ (23,851)	$ —	$(23,851)
Equity swaps (unrealized depreciation)	—	(39,983)	—	(39,983)
Options Written	(6,447)	—	—	(6,447)
Total	$(6,447)	$(63,834)	$—	$(70,281)

Notes to Schedule of Investments (Unaudited) (cont’d)
##	At July 31, 2015, selected fund information on a U.S. federal income tax basis was as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Absolute Return Multi-Manager	$1,767,839,798	$70,941,990	$(71,301,229)	$(359,239)
Long Short Multi-Manager	39,908,307	1,855,302	(1,173,451)	681,851

*	Security did not produce income during the last twelve months.

^^	All or a portion of this security has not settled as of July 31, 2015 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
±	At July 31, 2015, outstanding call and put options written were as follows:

Absolute Return Multi-Manager

Name of Issuer	Contracts	Exercise Price	Expiration Date	Market Value of Options
Broadcom Corp., Call	254	$55	August 2015	$(1,270)
Delta Air Lines, Inc., Call	188	52.5	September 2015	(2,444)
Delta Air Lines, Inc., Call	98	55	September 2015	(1,372)
Delta Air Lines, Inc., Put	188	37	September 2015	(5,076)
Delta Air Lines, Inc., Put	98	39	September 2015	(4,704)
General Electric Co., Put	2901	23	January 2016	(124,743)
iShares Russell 2000 ETF, Put	1426	90	September 2015	(8,556)
iShares Russell 2000 ETF, Put	369	105	October 2015	(14,760)
MGM Resorts International, Put	1069	19	September 2015	(99,417)
Molson Coors Brewing Co., Put	1339	67.5	January 2016	(575,770)
Monsato Co., Put	354	105	January 2017	(497,370)
S&P 500 Index, Put	335	1,930	August 2015	(40,200)
SPDR S&P 500 ETF Trust, Put	1000	195	July 2015	(1,000)
Starwood Hotels & Resorts Worldwide, Inc., Put	724	82.5	November 2015	(490,872)
The Williams Cos., Inc., Call	845	57.5	August 2015	(32,110)
The Williams Cos., Inc., Call	432	62.5	August 2015	(6,480)
Time Warner Cable, Inc., Call	167	190	August 2015	(70,140)
United Continental Holdings, Inc., Call	583	72.5	September 2015	(6,413)
United Continental Holdings, Inc., Put	583	52.5	September 2015	(87,450)
Total				$(2,070,147)

Notes to Schedule of Investments (Unaudited) (cont’d)

Long Short Multi-Manager
Name of Issuer	Contracts	Exercise Price	Expiration Date	Market Value of Options
Delta Air Lines, Inc., Call	11	$52.5	September 2015	$(143)
Delta Air Lines, Inc., Call	6	55	September 2015	(84)
Delta Air Lines, Inc., Put	11	37	September 2015	(297)
Delta Air Lines, Inc., Put	6	39	September 2015	(288)
United Continental Holdings, Inc., Call	35	72.5	September 2015	(385)
United Continental Holdings, Inc., Put	35	52.5	September 2015	(5,250)
Total				$(6,447)

≠	Security had an event of default.

£
At July 31, 2015, Absolute Return Multi-Manager had pledged securities in the amount of $47,779,963 to cover collateral requirements for borrowing in connection with securities sold short and option contracts written.

a	Step Bond: Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a rating change made by a rating agency.

b	All or a portion of this security has been pledged as collateral.

c	Payment-in-kind (“PIK”) security for which part of the income earned may be paid as additional principal.

f	Value of the security was determined using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security.

ñ
Securities were purchased or sold short under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid. At July 31, 2015, these securities amounted to $165,647,526 of long positions and $(2,600,436) of short positions, or 9.5% and (0.2)%, respectively, of net assets for Absolute Return Multi-Manager. At July 31, 2015, these securities amounted to $46,026 of long positions or 0.1% of net assets for Long Short Multi-Manager.

N
These securities have been deemed by the investment manager to be illiquid. At July 31, 2015, these securities amounted to $50,110,875 of long positions and $(74,324) of short positions, or 2.9% and (0.0)%, respectively, of net assets for Absolute Return Multi-Manager.

Ø
All or a portion of this security and/or cash is segregated in connection with obligations for securities sold short and/or delayed delivery purchase commitments and/or call and put option contracts written and/or forward contracts and/or swaps.

ØØ
At July 31, 2015, Absolute Return Multi-Manager had deposited $512,968,402 in one or more accounts to satisfy collateral requirements for borrowing in connection with securities sold short. At July 31, 2015, Long Short Multi-Manager had deposited $14,455,844 in one or more accounts to satisfy collateral requirements for borrowing in connection with securities sold short.

μ
Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of July 31, 2015 and their final maturities.

†††	At July 31, 2015, open forward contracts for each Fund were as follows:

Absolute Return Multi-Manager

Buy	Counterparty	Contracts to Receive	In Exchange For	Settlement Date	Net Unrealized Appreciation (Depreciation)
Australian Dollar	J.P. Morgan Chase Bank, N.A.	727,800	$551,616	08/19/15	$(20,106)
Australian Dollar	J.P. Morgan Chase Bank, N.A.	1,648,000	1,204,220	08/31/15	(1,609)
Canadian Dollar	J.P. Morgan Chase Bank, N.A.	2,893,480	2,326,130	08/19/15	(113,966)
Czech Koruna	J.P. Morgan Chase Bank, N.A.	29,344,000	1,219,188	08/19/15	(29,369)
Euro	J.P. Morgan Chase Bank, N.A.	7,037,000	7,771,301	08/19/15	(41,474)
Hong Kong Dollar	J.P. Morgan Chase Bank, N.A.	7,654,600	987,527	08/19/15	(142)
Japanese Yen	J.P. Morgan Chase Bank, N.A.	891,228,400	7,277,865	08/19/15	(85,769)
Pound Sterling	J.P. Morgan Chase Bank, N.A.	901,200	1,395,217	08/19/15	11,989
Singapore Dollar	J.P. Morgan Chase Bank, N.A.	1,360,000	1,012,876	08/19/15	(22,005)
South African Rand	J.P. Morgan Chase Bank, N.A.	16,358,300	1,344,054	08/19/15	(54,424)
Swedish Krona	J.P. Morgan Chase Bank, N.A	11,201,334	1,344,404	08/19/15	(45,634)
Swiss Franc	J.P. Morgan Chase Bank, N.A	3,099,590	3,345,205	08/19/15	(135,958)

Notes to Schedule of Investments (Unaudited) (cont’d)
Thai Baht	J.P. Morgan Chase Bank, N.A	17,894,000	527,979	08/19/15	(20,577)
Turkish Lira	J.P. Morgan Chase Bank, N.A	6,847,953	2,527,420	08/19/15	(67,100)
Total					$(626,144)

Sell	Counterparty	Contracts to Deliver	In Exchange For	Settlement Date	Net Unrealized Appreciation (Depreciation)
Australian Dollar	J.P. Morgan Chase Bank, N.A.	6,636,524	$5,280,739	08/19/15	$434,100
Canadian Dollar	J.P. Morgan Chase Bank, N.A.	5,875,795	4,845,088	08/19/15	352,843
Euro	J.P. Morgan Chase Bank, N.A.	18,163,901	20,458,645	08/19/15	506,422
Euro	J.P. Morgan Chase Bank, N.A.	2,213,000	2,443,100	08/31/15	11,838
Hong Kong Dollar	J.P. Morgan Chase Bank, N.A.	27,160,041	3,503,470	08/19/15	31
Israeli New Shekel	J.P. Morgan Chase Bank, N.A.	6,126,437	1,595,404	08/19/15	(28,444)
Japanese Yen	J.P. Morgan Chase Bank, N.A.	10,255,294,811	85,745,072	08/19/15	2,986,177
Norwegian Krone	J.P. Morgan Chase Bank, N.A.	3,805,500	487,867	08/19/15	22,148
Philippine Peso	J.P. Morgan Chase Bank, N.A.	94,132,600	$2,077,524	08/19/15	15,662
Pound Sterling	J.P. Morgan Chase Bank, N.A.	375,856	587,998	08/19/15	1,106
South African Rand	J.P. Morgan Chase Bank, N.A.	71,169,088	5,938,417	08/19/15	327,701
Swedish Krona	J.P. Morgan Chase Bank, N.A.	4,869,920	593,065	08/19/15	28,409
Swiss Franc	J.P. Morgan Chase Bank, N.A.	3,993,390	4,345,484	08/19/15	210,815
Thai Baht	J.P. Morgan Chase Bank, N.A.	61,760,073	1,826,574	08/19/15	75,308
Turkish Lira	J.P. Morgan Chase Bank, N.A.	6,847,953	2,514,887	08/19/15	54,567
Total					$4,998,683

Long Short Multi-Manager

Buy	Counterparty	Contracts to Receive	In Exchange For	Settlement Date	Net Unrealized Appreciation (Depreciation)
Australian Dollar	J.P. Morgan Chase Bank, N.A.	27,800	$21,070	08/19/15	$(768)
Australian Dollar	J.P. Morgan Chase Bank, N.A.	70,000	51,150	08/31/15	(68)
Canadian Dollar	J.P. Morgan Chase Bank, N.A.	99,409	79,850	08/19/15	(3,848)
Czech Koruna	J.P. Morgan Chase Bank, N.A.	1,098,985	45,420	08/19/15	(859)
Euro	J.P. Morgan Chase Bank, N.A.	273,100	301,793	08/19/15	(1,804)
Hong Kong Dollar	J.P. Morgan Chase Bank, N.A.	233,300	30,098	08/19/15	(4)
Japanese Yen	J.P. Morgan Chase Bank, N.A.	33,503,400	273,526	08/19/15	(3,157)
Pound Sterling	J.P. Morgan Chase Bank, N.A.	15,100	23,222	08/19/15	356
Singapore Dollar	J.P. Morgan Chase Bank, N.A.	51,700	38,504	08/19/15	(837)
South African Rand	J.P. Morgan Chase Bank, N.A.	621,000	50,892	08/19/15	(1,933)
Swedish Krona	J.P. Morgan Chase Bank, N.A.	427,793	51,219	08/19/15	(1,617)
Swiss Franc	J.P. Morgan Chase Bank, N.A.	106,082	114,482	08/19/15	(4,647)
Thai Baht	J.P. Morgan Chase Bank, N.A.	639,100	18,857	08/19/15	(735)
Turkish Lira	J.P. Morgan Chase Bank, N.A.	261,652	96,570	08/19/15	(2,564)
Total					$(22,485)
Sell	Counterparty	Contracts to Deliver	In Exchange For	Settlement Date	Net Unrealized Appreciation (Depreciation)
Australian Dollar	J.P. Morgan Chase Bank, N.A.	253,358	$200,367	08/19/15	$15,340
Canadian Dollar	J.P. Morgan Chase Bank, N.A.	212,942	175,145	08/19/15	12,343
Czech Koruna	J.P. Morgan Chase Bank, N.A.	62,900	2,530	08/19/15	(20)
Euro	J.P. Morgan Chase Bank, N.A.	684,811	768,476	08/19/15	16,242

Notes to Schedule of Investments (Unaudited) (cont’d)
Euro	J.P. Morgan Chase Bank, N.A.	93,000	102,670	08/31/15	497
Hong Kong Dollar	J.P. Morgan Chase Bank, N.A.	523,913	67,587	08/19/15	6
Israeli New Shekel	J.P. Morgan Chase Bank, N.A.	245,675	64,136	08/19/15	(982)
Japanese Yen	J.P. Morgan Chase Bank, N.A.	471,826,998	3,957,880	08/19/15	150,298
Norwegian Krone	J.P. Morgan Chase Bank, N.A.	146,200	18,743	08/19/15	851
	Counterparty	Contracts to Deliver	In Exchange For	Settlement Date	Net Unrealized Appreciation (Depreciation)
Philippine Peso	J.P. Morgan Chase Bank, N.A.	3,609,400	$79,660	08/19/15	$601
Pound Sterling	J.P. Morgan Chase Bank, N.A.	5,686	8,870	08/19/15	(8)
South African Rand	J.P. Morgan Chase Bank, N.A.	2,708,830	225,053	08/19/15	11,499
Swedish Krona	J.P. Morgan Chase Bank, N.A.	186,450	22,706	08/19/15	1,088
Swiss Franc	J.P. Morgan Chase Bank, N.A.	140,782	152,971	08/19/15	7,208
Thai Baht	J.P. Morgan Chase Bank, N.A.	2,294,257	$67,863	08/19/15	2,807
Turkish Lira	J.P. Morgan Chase Bank, N.A.	261,652	96,091	08/19/15	2,085
Total					$219,855

#
These securities have been deemed by the investment manager to be illiquid, and are restricted securities subject to restrictions on resale.  Securities were purchased under Rule 144A of the 1933 Act or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors.

At July 31, 2015, these securities amounted to $273,600 or 0.0% of net assets for Absolute Return Multi-Manager.

Fund:	Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets as of Acquisition Date	Value as 7/31/15	Fair Value Percentage of Net Assets as of 7/31/15

Absolute Return Multi-Manager	Michael Baker Holdings LLC, 8.88% Cash/9.63% PIK, due 4/15/19	4/4/14	$599,940	0.0%	$273,600	0.0%
Total			$599,940	0.0%	$273,600	0.0%

Notes to Schedule of Investments (Unaudited) (cont'd)

At July 31, 2015, the outstanding total return swap contracts were as follows:

Absolute Return Multi-Manager Fund			Rate Type
Swap Counterparty	Notional Amount (a)	Termination Date	Variable-rate Payments Made/ (Received) by the Fund	Reference Entity)	Accrued Net Interest Receivable (Payable)	Unrealized Appreciation (Depreciation)	Upfront Payments	Total Fair Value
J.P. Morgan Chase Bank, N.A.	$ 1,326,569	May 23, 2016	(2.813%)(1)	Bank Central Asia	$(1,658)	$75,784	$-	$74,126
J.P. Morgan Chase Bank, N.A.	310,279	July 5, 2016	(2.813%)(2)	Bank Mandiri	$(388)	$19,654	-	$19,266
J.P. Morgan Chase Bank, N.A.	323,919	July 13, 2016	(2.813%)(3)	Bank Rakyat Indonesia Perser	$(405)	$24,783	-	$24,378
Totals					$(2,451)	$120,221	$-	$117,770
(1) 1 month LIBOR minus 3.00% at July 15, 2015.
(2) 1 month LIBOR minus 3.00% at July 15, 2015.
(3) 1 month LIBOR minus 3.00% at July 15, 2015.
(a) Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.

Notes to Schedule of Investments (Unaudited) (cont'd)

At July 31, 2015, the outstanding credit default swap contracts were as follows:

Absolute Return Multi-Manager Fund

OTC Credit Default Swap Contracts—Buy Protection

Swap Counterparty	Reference Entity	Notional Amount (a)	Contract Annual Fixed Rate*	Termination Date	Credit Spread at July 31, 2015	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Total Fair Value
J.P. Morgan Chase Bank, N.A.	Avon Products, Inc., 6.500%, 03/01/19	$2,000,000	5.000	September 20, 2020	7.013	$164,320	$(132,807)	$31,513	$(11,111)	$20,402
J.P. Morgan Chase Bank, N.A.	Best Buy Co., Inc., 5.500%, 03/15/21	3,000,000	5.000	September 20, 2020	2.333	(379,801)	376,589	(3,212)	(16,667)	(19,879)
J.P. Morgan Chase Bank, N.A.	Darden Restaurants, Inc., 6.200%, 10/15/17	5,000,000	1.000	September 20, 2020	0.831	(41,741)	36,326	(5,415)	(5,556)	(10,971)
J.P. Morgan Chase Bank, N.A.	JC Penney Corp., Inc., 6.375%, 10/15/36	3,000,000	5.000	September 20, 2020	6.408	174,995	(147,563)	27,432	(16,666)	10,766
J.P. Morgan Chase Bank, N.A.	Staples, Inc., 2.750%, 01/12/18	3,000,000	1.000	September 20, 2020	1.488	71,053	(91,336)	(20,283)	(3,333)	(23,616)
J.P. Morgan Chase Bank, N.A.	United States Steel Corp., 6.650%, 06/01/37	2,000,000	5.000	September 20, 2020	6.805	150,612	(46,219)	104,393	(11,111)	93,282
Total						$139,438	$(5,010)	134,428	(64,444)	$69,984

* The contract annual fixed rate represents the annaul fixed rate of interest paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
(a) Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.

Notes to Schedule of Investments (Unaudited) (cont'd)

At July 31, 2015, the outstanding credit default index swap contracts were as follows:

Absolute Return Multi-Manager Fund

Centrally Cleared Credit Default Swap Index Contracts—Buy Protection

Swap Counterparty	Reference Entity	Notional Amount (a)	Contract Annual Fixed Rate*	Termination Date	Credit Spread at July 31, 2015	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Total Fair Value
ICE Clear Credit	CDX North America Investment Grade	$10,000,000	1.000	June 20, 2020	0.703	$(138,760)	$(139,099)	$339	$(11,111)	$(10,772)
ICE Clear Credit	iTraxx Europe Crossover Index	11,000,000	5.000	June 20, 2020	2.840	(1,147,566)	(910,648)	(236,918)	(67,115)	(304,033)
Total						$(1,286,326)	$(1,049,74 7)	$(236,579)	$(78,226)	$(314,805)

* The contract annual fixed rate represents the annual fixed rate of interest paid by the Fund (as a buyer of protection) on the notional amount of the credit default index swap contract.
(a) Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.

Notes to Schedule of Investments (Unaudited) (cont'd)

At July 31, 2015, the outstanding total return swap contracts were as follows:

Long Short Multi-Manager Fund

			Rate Type
Swap Counterparty	Notional Amount (a)	Termination Date	Variable-rate Payments Made/ (Received) by the Fund	Reference Entity	Accrued Net Interest Receivable (Payable)	Unrealized Appreciation (Depreciation)	Upfront Payments	Total Fair Value
J.P. Morgan Chase Bank, N.A.	$44,229	May 23, 2016	(2.813%)(1)	Bank Central Asia	$(55)	$2,527	$-	$2,472
J.P. Morgan Chase Bank, N.A.	6,792	May 26, 2016	(2.813)%(2)	Bank Central Asia	(60)	640	-	580
J.P. Morgan Chase Bank, N.A.	11,792	July 5, 2016	(2.813%)(3)	Bank Mandiri	(15)	747	-	732
J.P. Morgan Chase Bank, N.A.	12,317	July 13, 2016	(2.813%)(4)	Bank Rakyat Indonesia Perser	(15)	942	-	927
J.P. Morgan Chase Bank, N.A.	HKD(5)412,721	April 19, 2016	0.740%(6)	BOC Hong Kong Holdings Ltd.	(18)	2,305	-	2,287
J.P. Morgan Chase Bank, N.A.	$7,858	April 6, 2016	1.936%(7)	Piraeus Bank SA	(4)	334	-	330
Totals					$(167)	$7,495	$-	$7,328

(1) 1 month LIBOR minus 3.00% at July 15, 2015.
(2) 1 month LIBOR minus 3.00% at July 15, 2015.
(3) 1 month LIBOR minus 3.00% at July 15, 2015.
(4) 1 month LIBOR minus 3.00% at July 15, 2015.
(5) HKD Hong Kong Dollar
(6) 1 month HIBOR plus 0.50% at July 15, 2015.
(7) 1 month LIBOR plus 1.75% at July 15, 2015.

(a)    Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.

Notes to Schedule of Investments (Unaudited) (cont'd)

At July 31, 2015, the outstanding equity swaps* for the Funds were as follows:

Absolute Return Multi-Manager

Counterparty	Description	Value

J.P. Morgan Chase Bank, N.A.	The Fund receives or pays the total return on long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions.	$(4,595,391)

* The following table represents the individual long and short positions and related values of the equity swaps as of July 31, 2015.

See Notes to Schedule of Investments

Notes to Schedule of Investments (Unaudited) (cont'd)

			Net Unrealized
		Notional	Appreciation
Reference Entity	Shares	Value(a)	(Depreciation)

Long Positions
Brazil
Porto Sudeste Royalties FIP	3,857,792	$ 4,664,047	(1,903,612)

Canada
Athabasca Oil Corp.	1,892,187	3,325,497	(1,140,841)

France
Alstom SA	50,943	1,542,439	(45,267)
Klepierre	45,649	2,079,990	(2,186)
Societe Television Francaise 1	137,127	2,335,715	25,689
Vallourec SA	20,418	429,544	(93,968)
			(115,732)

Ireland
Bank of Ireland	5,619,739	2,135,241	228,588
CRH PLC	88,558	2,453,376	164,345
Kerry Group PLC	13,405	963,497	54,532
Origin Enterprises PLC	68,500	622,672	(49,569)
Permanent TSB Group Holdings PLC	131,069	682,112	76,918
			474,814
United Kingdom
Associated British Foods PLC	27,216	1,348,941	21,319
AstraZeneca PLC	31,313	2,094,063	18,415
BG Group plc	397,021	7,092,509	(318,924)
British American Tobacco PLC	46,281	2,631,306	115,856
Diageo plc	54,173	1,552,819	(38,915)
Henderson Group PLC	246,533	1,102,773	(3,603)
Infinis Energy PLC	334,969	1,328,946	(597,908)
Pearson PLC	42,200	856,706	(63,910)
Premier Oil PLC	251,820	579,714	(53,146)
Prudential PLC	105,626	2,580,843	(94,210)
Rexam PLC	1,101,085	9,738,655	(169,585)
SABMiller PLC	11,930	666,561	(39,738)
Spire Healthcare Group PLC	88,979	451,280	85,916
UBM PLC	34,526	284,038	2,533
			(1,135,900)
United States
Atlas Energy Group LLC	122,224	252,788	123,662
MarkWest Energy Partners LP	71,742	4,842,168	(147,372)
Safeway, Inc.	858,584	-	192,666
Williams Partners LP	4,014	199,066	(13,900)
			155,056

Total Long Positions of Portfolio Equity Swap Contracts			(3,666,215)

			Net Unrealized
		Notional	Appreciation
Reference Entity	Shares	Value(a)	(Depreciation)

Short Positions

France
Technip SA	(16,610)	$(1,034,260)	$88,963

Netherlands
Royal Dutch Shell PLC	(176,834)	(5,475,204)	337,381

Spain
Mediaset Espana Comunicacion SA	(93,868)	(1,050,168)	(129,703)
Repsol SA	(1,119)	40	(18,843)
			(148,546)

United Kingdom
Ashtead Group PLC	(64,034)	(1,020,911)	39,424
Barratt Developments PLC	(62,490)	(587,132)	(32,549)
Berkeley Group Holdings PLC	(10,020)	(513,307)	(13,865)
National Grid PLC	(39,620)	(517,309)	(10,526)
Poundland Group PLC	(104,090)	(517,081)	(31,044)
Zoopla Property Group PLC	(138,090)	(512,863)	(4,693)
			(53,253)
United States
Utilities Select Sector SPDR Fund	(960)	(40,537)	(1,693)

Total Short Positions of Equity Swap Contracts			222,852

Total Long and Short Positions of Equity Swap Contracts			(3,443,363)

Financing Costs and Other Payables			(1,152,028)

Equity Swap Contracts, at Value			$(4,595,391)

(a) Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.

Notes to Schedule of Investments (Unaudited) (cont'd)

At July 31, 2015, the outstanding equity swaps* for the Funds were as follows:

Long Short Multi-Manager

Counterparty	Description	Value

J.P. Morgan Chase Bank, N.A.	The Fund receives or pays the total return on long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions.	$152,874

* The following table represents the individual long and short positions and related values of the equity swaps as of July 31, 2015.

Notes to Schedule of Investments (Unaudited) (cont'd)

			Net Unrealized
		Notional	Appreciation
Reference Entity	Shares	Value(a)	(Depreciation)

Long Positions

Canada
Veresen, Inc.	4,453	49,303	1,088

France
Alstom SA	1,939	59,586	(2,600)
Klepierre	1,737	79,139	(76)
Societe Television Francaise 1	5,217	88,862	978
Vallourec SA	775	16,592	(3,855)
			(5,553)
Ireland
Bank of Ireland	213,544	81,560	8,263
CRH PLC	3,370	93,951	5,664
Kerry Group PLC	510	37,089	1,642
Origin Enterprises PLC	2,633	23,970	(1,941)
Permanent TSB Group Holdings PLC	4,986	25,812	3,062
			16,690
United Kingdom
Associated British Foods PLC	1,041	51,596	815
AstraZeneca PLC	1,191	79,574	775
British American Tobacco PLC	1,761	100,466	4,064
Diageo plc	2,061	59,077	(1,480)
Henderson Group PLC	9,396	42,063	(171)
Infinis Energy PLC	12,742	40,948	(13,140)
Pearson PLC	1,607	32,827	(2,637)
Premier Oil PLC	9,583	22,061	(2,022)
Prudential PLC	4,021	98,795	(4,133)
Spire Healthcare Group PLC	3,391	17,177	3,296
UBM PLC	1,313	10,802	96
			(14,537)

Total Long Positions of Portfolio Equity Swap Contracts			(2,312)

			Net Unrealized
		Notional	Appreciation
Reference Entity	Shares	Value(a)	(Depreciation)

Short Positions

France
Technip SA	(632)	$(39,354)	$3,386

Spain
Mediaset Espana Comunicacion SA	(3,575)	(41,385)	(3,551)
Repsol SA	(42)	2	(707)
			(4,258)
United Kingdom
Ashtead Group PLC	(2,439)	(38,885)	1,501
Barratt Developments PLC	(2,380)	(22,362)	(1,240)
Berkeley Group Holdings PLC	(380)	(19,467)	(526)
National Grid PLC	(1,508)	(19,690)	(401)
Poundland Group PLC	(3,972)	(19,662)	(1,254)
Zoopla Property Group PLC	(5,250)	(19,498)	(178)
			(2,098)
United States
Utilities Select Sector SPDR Fund	(40)	(1,689)	(71)

Total Short Positions of Equity Swap Contracts			(3,041)

Total Long and Short Positions of Equity Swap Contracts			(5,353)

Financing Costs and Other Payables			158,227

Equity Swap Contracts, at Value			$152,874

(a) Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.

Schedule of Investments Neuberger Berman Global Long Short Fund (Unaudited) 7/31/15

Number of Shares		Value†

Long Positions (101.7%)

Common Stocks (97.2%)

Austria (0.9%)
4,363	ams AG	$189,411	Ø

Belgium (3.8%)
1,076	Ackermans & van Haaren NV	164,495	Ø
10,741	Ion Beam Applications	334,779	Ø
4,061	KBC Groep NV	283,031	Ø
		782,305
Finland (1.6%)
47,614	Nokia OYJ	336,238	Ø

France (6.4%)
18,436	Alcatel-Lucent	69,590	*Ø
2,580	Ingenico Group	338,177	Ø
1,653	Legrand SA	102,062
3,278	Orpea	247,540	Ø
4,012	SCOR SE	153,864	Ø
5,950	Thales SA	402,726	Ø
		1,313,959
Germany (9.6%)
1,160	Bayer AG	171,094	Ø
2,276	Daimler AG	203,444	Ø
8,705	Deutsche Annington Immobilien SE	271,512	Ø
7,672	Deutsche Wohnen AG	189,622	Ø
4,894	Dialog Semiconductor PLC	243,588	*Ø
3,758	Fresenius SE & Co. KGaA	259,314	Ø
1,718	Hella KGaA Hueck & Co.	81,472	*Ø
3,029	KUKA AG	259,674	Ø
5,161	ProSiebenSat.1 Media SE	263,849	Ø

Israel (0.7%)		1,943,569
1,976	Teva Pharmaceutical Industries Ltd. ADR	136,384	Ø

Italy (5.4%)
2,235	Brembo SpA	100,859	Ø
7,547	Buzzi Unicem SpA	128,886	Ø
27,381	Enel SpA	128,885	Ø
91,724	Intesa Sanpaolo SpA	352,777	Ø
37,854	Mediobanca SpA	412,198	Ø

Japan (12.7%)		1,123,605
12,201	Daicel Corp.	165,588	Ø
1,058	Don Quijote Holdings Co. Ltd.	45,159	Ø
2,000	East Japan Railway Co.	197,684	Ø
2,848	Fuji Heavy Industries Ltd.	105,362	Ø
6,900	Japan Airlines Co. Ltd.	260,556	Ø
5,793	Kirin Holdings Co. Ltd.	89,231	Ø
3,000	Komehyo Co. Ltd.	93,920	Ø
25,052	Mitsubishi UFJ Financial Group, Inc.	181,924	Ø
47,300	Mizuho Financial Group, Inc.	102,244	Ø
28,996	Nomura Holdings, Inc.	206,213	Ø
2,112	NTT Data Corp.	100,884
4,527	NTT DOCOMO, Inc.	95,500	Ø
10,900	Seibu Holdings, Inc.	249,864	Ø
2,130	Sumitomo Mitsui Financial Group, Inc.	95,282	Ø
32,000	Sumitomo Mitsui Trust Holdings, Inc.	148,672	Ø
14,184	Taisei Corp.	83,432	Ø
15,000	The Hiroshima Bank Ltd.	87,990	Ø
1,270	Toyota Motor Corp.	84,571	Ø
3,000	West Japan Railway Co.	215,654	Ø

Netherlands (4.0%)		2,609,730
2,421	ASML Holding NV	240,999	Ø
17,303	ING Groep NV CVA	294,357	Ø
1,391	NXP Semiconductors NV	134,913	*
2,674	Royal Dutch Shell PLC Class A ADR	153,701

South Africa (1.0%)		823,970
17,813	Brait SE	215,498	*Ø

Sweden (0.9%)
4,191	Assa Abloy AB Class B	85,066	Ø
915	Autoliv, Inc. GDR	95,724	Ø

Switzerland (2.1%)		180,790
397	Geberit AG	137,428	Ø
809	Novartis AG	84,056	Ø
8,930	UBS Group AG	205,622	*Ø

Taiwan (1.9%)		427,106
3,000	Hermes Microvision, Inc.	149,660	Ø
2,382	Largan Precision Co. Ltd.	241,810	Ø

United States (46.2%)		391,470
2,479	Accenture PLC Class A	255,610	Ø
1,966	Aetna, Inc.	222,099	Ø
2,935	Allegion PLC	185,551	Ø
4,666	Apple, Inc.	565,986	£b
11,636	Bank of America Corp.	208,052	Ø
2,451	BB&T Corp.	98,702	Ø
2,875	Bristol-Myers Squibb Co.	188,715	Ø
1,268	Celgene Corp.	166,425	*Ø
2,434	Centene Corp.	170,696	*Ø
2,575	Cigna Corp.	370,955	Ø
2,965	Comerica, Inc.	140,630	Ø
2,445	CVS Health Corp.	274,989	£b
1,702	Delta Air Lines, Inc.	75,467	£b
3,381	Eli Lilly & Co.	285,728	Ø
537	Facebook, Inc. Class A	50,483	*
4,590	Fiserv, Inc.	398,687	*Ø
1,463	Foot Locker, Inc.	103,215	Ø
3,198	HCA Holdings, Inc.	297,446	*Ø
3,064	Health Net, Inc.	204,859	*Ø
315	Humana, Inc.	57,358	Ø
2,907	JPMorgan Chase & Co.	199,217	Ø
1,267	Lockheed Martin Corp.	262,396	Ø
3,658	M/A-COM Technology Solutions Holdings, Inc.	123,311	*Ø
3,009	NIKE, Inc. Class B	346,697	£b
1,070	Northrop Grumman Corp.	185,121	Ø
1,891	Raytheon Co.	206,289
9,533	Regions Financial Corp.	99,048	Ø
2,042	Reinsurance Group of America, Inc.	197,094	Ø
2,099	salesforce.com, Inc.	153,857	*Ø
667	SBA Communications Corp. Class A	80,520	*Ø
11,721	Service Corp. International	357,608	Ø
1,376	Stanley Black & Decker, Inc.	145,154	Ø
1,354	SVB Financial Group	193,757	*Ø
5,885	The Charles Schwab Corp.	205,269	Ø
1,156	The Goldman Sachs Group, Inc.	237,061	Ø
2,135	The Home Depot, Inc.	249,859	£b
1,290	The PNC Financial Services Group, Inc.	126,652	Ø
461	The Sherwin-Williams Co.	128,047	Ø
3,510	The Walt Disney Co.	421,200	£b
7,813	T-Mobile US, Inc.	317,677	*Ø
1,365	United Continental Holdings, Inc.	76,972	*Ø
2,051	UnitedHealth Group, Inc.	248,991	£b
4,576	Valero Energy Corp.	300,186	Ø
1,883	Wabtec Corp.	190,541	£b
1,704	Wells Fargo & Co.	98,610	Ø
		9,472,787
Total Common Stocks (Cost $18,943,814)		19,946,822

Participatory Notes (0.4%)

India (0.4%)
6,000	Glenmark Pharmaceuticals Ltd. (issuer J.P. Morgan Structured Products), Expiration Date 9/23/2016	$94,769	*ñ
	(Cost $74,658)

Number Of Shares

Short-Term Investment (4.1%)
840,762	Morgan Stanley Institutional Liquidity Fund Treasury, Portfolio Institutional Class	840,762	Ø
	(Cost $840,762)

		20,882,353	##
Total Long Positions (101.7%) (Cost $19,859,234)
		8,757,584	†††Ø
Cash, receivables and other assets, less liabilities (42.7%)
		(9,113,507)
Short Positions (see summary below) ((44.4)%)
		$20,526,430
Total Net Assets (100.0%)

Short Positions ((44.4)%) ØØ£

Common Stocks Sold Short (37.6%)

Australia (0.3%)
(2,540)	Woolworths Ltd.	(53,099)

Brazil (1.9%)
(30,558)	Petroleo Brasileiro SA ADR	(207,794)	*
(42,968)	Vale SA ADR	(184,333)

Canada (0.5%)		(392,127)
(5,531)	Finning International, Inc.	(96,169)

Denmark (1.4%)
(58)	AP Moeller - Maersk A/S Class B	(98,760)
(2,214)	Carlsberg A/S Class B	(192,894)

Finland (2.0%)		(291,654)
(7,392)	Metso OYJ	(203,038)
(4,524)	Wartsila OYJ Abp	(207,782)

France (1.9%)		(410,820)
(6,603)	Electricite de France SA	(157,290)
(13,614)	Vallourec SA	(223,750)

Germany (5.4%)		(381,040)
(1,277)	adidas AG	(104,442)
(1,757)	BASF SE	(151,572)
(1,841)	Bayerische Motoren Werke AG	(184,598)
(807)	Bertrandt AG	(98,865)
(3,233)	E.ON SE	(42,643)
(2,414)	Leoni AG	(152,893)
(6,812)	RWE AG	(141,770)
(1,254)	Volkswagen AG, Preference Shares	(251,202)

Japan (0.8%)		(1,127,985)
(15,829)	Ricoh Co. Ltd.	(155,372)

Luxembourg (1.0%)
(22,993)	ArcelorMittal	(208,203)

Norway (1.1%)
(13,558)	Statoil ASA	(229,385)

Sweden (3.3%)
(11,689)	Alfa Laval AB	(215,034)
(7,574)	Atlas Copco AB Class A	(207,025)
(25,508)	Sandvik AB	(257,837)

Switzerland (1.9%)		(679,896)
(1,335)	Nestle SA	(101,130)
(646)	The Swatch Group AG	(278,175)

United States (16.1%)		(379,305)
(3,414)	Allison Transmission Holdings, Inc.	(99,621)
(2,711)	Bed Bath & Beyond, Inc.	(176,838)	*
(3,955)	Brookdale Senior Living, Inc.	(131,029)	*
(2,709)	CBS Corp. Class B	(144,850)
(2,289)	Colfax Corp.	(87,303)	*
(12,739)	Corning, Inc.	(237,965)
(3,272)	CSX Corp.	(102,348)
(2,547)	Dover Corp.	(163,186)
(3,083)	Flowserve Corp.	(144,870)
(2,268)	General Mills, Inc.	(132,020)
(1,279)	IDEX Corp.	(97,242)
(6,330)	Intel Corp.	(183,254)
(2,246)	Kellogg Co.	(148,618)
(6,235)	Kennametal, Inc.	(197,587)
(1,690)	McDonald's Corp.	(168,763)
(1,213)	Norfolk Southern Corp.	(102,293)
(4,657)	NVIDIA Corp.	(92,907)
(8,227)	Owens-Illinois, Inc.	(175,646)	*
(1,335)	Parker-Hannifin Corp.	(150,521)
(7,233)	Pier 1 Imports, Inc.	(85,422)
(2,106)	Praxair, Inc.	(240,379)
(2,364)	Urban Outfitters, Inc.	(77,114)	*
(5,559)	Verifone Systems, Inc.	(178,889)	*
		$(3,318,665)
Total Common Stocks Sold Short (Proceeds $(8,151,354))		(7,723,720)

Exchange Traded Funds Sold Short (6.8%)
(11,104)	Energy Select Sector SPDR Fund	(770,396)
(16,151)	SPDR S&P Oil & Gas Exploration & Production ETF	(619,391)

Total Exchange Traded Funds Sold Short (Proceeds $(1,563,225))		(1,389,787)

Total Short Positions (Proceeds $(9,714,579))		(9,113,507)

See Notes to Schedule of Investments.

Schedule of Investments Neuberger Berman Global Long Short Fund (Unaudited) (cont’d)

LONG POSITIONS BY INDUSTRY GLOBAL LONG SHORT FUND (UNAUDITED)
Industry	Investments at Value†	Percentage of Net Assets
Banks	$2,710,945	13.2%
Health Care Providers & Services	2,079,258	10.1%
Capital Markets	1,481,861	7.2%
Semiconductors & Semiconductor Equipment	1,081,882	5.3%
Aerospace & Defense	1,056,532	5.2%
Pharmaceuticals	960,746	4.6%
IT Services	755,181	3.7%
Media	685,049	3.3%
Machinery	595,369	2.9%
Electronic Equipment, Instruments & Components	579,987	2.8%
Technology Hardware, Storage & Peripherals	565,986	2.8%
Wireless Telecommunication Services	493,697	2.4%
Real Estate Management & Development	461,134	2.3%
Oil, Gas & Consumable Fuels	453,887	2.2%
Specialty Retail	446,994	2.2%
Road & Rail	413,338	2.0%
Airlines	412,995	2.0%
Building Products	408,045	2.0%
Communications Equipment	405,828	2.0%
Automobiles	393,377	1.9%
Diversified Consumer Services	357,608	1.8%
Insurance	350,958	1.7%
Textiles, Apparel & Luxury Goods	346,697	1.7%
Health Care Equipment & Supplies	334,779	1.6%
Chemicals	293,635	1.4%
Auto Components	278,055	1.4%
Food & Staples Retailing	274,989	1.3%
Industrial Conglomerates	249,864	1.2%
Biotechnology	166,425	0.8%
Diversified Financial Services	164,495	0.8%
Software	153,857	0.8%
Construction Materials	128,886	0.6%
Electric Utilities	128,885	0.6%
Electrical Equipment	102,062	0.5%
Beverages	89,231	0.4%
Construction & Engineering	83,432	0.4%
Internet Software & Services	50,483	0.3%
Multiline Retail	45,159	0.2%
Short-Term Investments and Other Assets-Net	9,598,346	46.8%
Short Positions (see summary on next page)	(9,113,507)	(44.4)%
	$20,526,430	100.0%

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman Global Long Short Fund (Unaudited) (cont’d)

SHORT POSITIONS BY INDUSTRY GLOBAL LONG SHORT FUND (UNAUDITED)
Industry	Investments at Value†	Percentage of Net Assets
Machinery	$(2,254,796)	(11.0)%
Exchange Traded Funds	(1,389,787)	(6.8)%
Oil, Gas & Consumable Fuels	(437,179)	(2.1)%
Automobiles	(435,800)	(2.1)%
Metals & Mining	(392,536)	(1.9)%
Chemicals	(391,951)	(1.9)%
Textiles, Apparel & Luxury Goods	(382,617)	(1.9)%
Food Products	(381,768)	(1.9)%
Specialty Retail	(339,374)	(1.6)%
Semiconductors & Semiconductor Equipment	(276,161)	(1.3)%
Electronic Equipment, Instruments & Components	(237,965)	(1.2)%
Road & Rail	(204,641)	(1.0)%
Beverages	(192,894)	(0.9)%
Multi-Utilities	(184,413)	(0.9)%
IT Services	(178,889)	(0.9)%
Containers & Packaging	(175,646)	(0.8)%
Hotels, Restaurants & Leisure	(168,763)	(0.8)%
Electric Utilities	(157,290)	(0.8)%
Technology Hardware, Storage & Peripherals	(155,372)	(0.8)%
Auto Components	(152,893)	(0.7)%
Media	(144,850)	(0.7)%
Health Care Providers & Services	(131,029)	(0.6)%
Professional Services	(98,865)	(0.5)%
Marine	(98,760)	(0.5)%
Trading Companies & Distributors	(96,169)	(0.5)%
Food & Staples Retailing	(53,099)	(0.3)%
Total Short Positions	$(9,113,507)	(44.4)%

See Notes to Schedule of Investments

July 31, 2015
Notes to Schedule of Investments Global Long Short Fund (Unaudited)

†    In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman Global Long Short Fund (the “Fund”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments (long and short positions) in equity securities and exchange traded funds, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations.

        The value of financial futures contracts (“financial futures”) is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of forward foreign currency contracts (“forward contracts”) is determined by Management by obtaining valuations from  independent pricing services based on actual traded currency rates on an independent pricing service’s network, along with other traded and quoted currency rates provided to the pricing service by leading market participants (Level 2 inputs).

The value of equity swap contracts (“equity swaps”) is determined by Management by obtaining valuations from independent pricing services using the underlying security and stated LIBOR rate or Federal Funds floating rate (Level 2 inputs).

The value of participatory notes is determined by Management by obtaining valuations from independent pricing services based on the underlying equity security and applicable exchange rate (Level 1 inputs).

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Alternative Funds’ Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, trading in financial futures or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Fund’s investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rates as of the end of regular trading on the New York Stock Exchange (“NYSE”) on business days, usually 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs).

Notes to Schedule of Investments Global Long Short Fund
(Unaudited) (cont’d)

The Board has also approved the use of Interactive to evaluate the prices of foreign income securities as of the close of the NYSE. Interactive utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the close of the NYSE (Level 2 inputs) to assist in determining prices for certain foreign income securities. In the case of both foreign equity and foreign income securities, in the absence of precise information about the market values of these foreign securities as of the close of the NYSE, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Fund's investments as of July 31, 2015:

Asset Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks^	$19,946,822	$—	$—	$19,946,822
Participatory Notes^	94,769	—	—	94,769
Short-Term Investments	—	840,762	—	840,762
Total Long Positions	$20,041,591	$840,762	$—	$20,882,353

^ The Schedule of Investments (or Long Positions by Industry and Short Positions by Industry) provides information on the industry categorization for the portfolio.

The following is a summary, categorized by Level, of inputs used to value the Fund's derivatives as of July 31, 2015:

Asset Valuation Inputs
	Level 1	Level 2	Level 3	Total
Forward contracts (unrealized appreciation)	$—	$1,809	$—	$1,809
Equity swaps (unrealized appreciation)	—	401,901	—	401,901
Total	$—	$403,710	$—	$403,710

The following is a summary, categorized by Level, of inputs used to value the Fund's investments as of July 31, 2015:

Liability Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks Sold Short^	$(7,723,720)	$—	$—	$(7,723,720)
Exchange Traded Funds Sold Short	(1,389,787)	—	—	(1,389,787)
Total Short Positions	$(9,113,507)	$—	$—	$(9,113,507)

^ The Schedule of Investments (or Long Positions by Industry and Short Positions by Industry) provides information on the industry categorization for the portfolio.

Notes to Schedule of Investments Global Long Short Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level, of inputs used to value the Fund's derivatives as of July 31, 2015:

Liability Valuation Inputs
	Level 1	Level 2	Level 3	Total
Forward contracts (unrealized depreciation)	$—	$(3,144)	$—	$(3,144)
Equity swaps (unrealized depreciation)	—	(133,453)	—	(133,453)
Futures (unrealized depreciation)	(43,136)	—	—	(43,136)
Total	$(43,136)	$(136,597)	$—	$(179,733)

        As of the period ending July 31, 2015, the Fund had no transfers between Levels 1, 2 or 3.

##
At July 31, 2015, the cost of investments for U.S. federal income tax basis was $19,859,234. Gross unrealized appreciation of investments was $1,281,497 and gross unrealized depreciation of investments was $258,378, resulting in net unrealized appreciation of $1,023,119 based on cost for U.S. federal income tax purposes.

*	Security did not produce income during the last twelve months.

£	At July 31, 2015, the Fund had pledged securities in the amount of $2,372,570 to cover collateral requirements for borrowing in connection with financial futures, securities sold short.

b	All or portion of this security has been pledged as collateral.

ñ
Securities were purchased or sold short under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid. At July 31, 2015, these securities amounted to $94,769 of long positions or 0.5% of net assets for the Fund.

Ø
All or a portion of this security and/or cash is segregated in connection with obligations for securities sold short and/or delayed delivery purchase commitments and/or call and put options written and/or forward contracts and/or equity swaps and/or financial futures.

ØØ	At July 31, 2015, the Fund had deposited $9,140,285 in one or more accounts to satisfy collateral requirements for borrowing in connection with securities sold short.

†††	At July 31, 2015, open forward contracts for Fund were as follows:

Sell Currency	Counterparty	Contracts to Deliver	In Exchange For	Settlement Date	Net Unrealized Appreciation (Depreciation)
Euro	Bank of America, N.A.	2,740,000	$3,006,583	08/18/15	$(3,144)
Japanese Yen	Bank of America, N.A.	140,000,000	1,131,580	08/18/15	1,809
Total					$(1,335)

At July 31, 2015, open positions in financial futures for the Fund were as follows:
Expiration		Open Contracts	Position	Unrealized Appreciation (Depreciation)
September 2015	11	Mini MSCI Emerging Markets Index	Short	$(4,592)
September 2015	11	NASDAQ 100 E-Mini Index	Short	(13,338)
September 2015	4	Nikkei 225 Index	Short	(8,886)
September 2015	12	S&P 500 E-Mini Index	Short	(7,621)
September 2015	3	S&P Toronto Index	Short	(8,699)
Total				$(43,136)

Notes to Schedule of Investments (Unaudited) (cont'd)

At July 31, 2015, the outstanding equity swaps* for the Fund were as follows:

Global Long Short

Counterparty	Description	Value

J.P. Morgan Chase Bank, N.A.	The Fund receives or pays the total return on long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions.	$268,448

* The following table represents the individual long and short positions and related values of the equity swaps as of July 31, 2015.

Notes to Schedule of Investments (Unaudited) (cont'd)

			Net Unrealized
		Notional	Appreciation
Reference Entity	Shares	Value(a)	(Depreciation)

Long Positions

France
Cap Gemini SA	3,393	289,274	$35,106

Ireland
CRH PLC	11,517	304,090	38,894
Shire PLC	3,012	214,749	52,421
			91,315
Japan
Don Quijote Holdings Co. Ltd.	3,132	125,781	7,904
NTT Data Corp.	2,964	128,036	13,785
			21,689
Switzerland
Assa Abloy AB	2,148	41,389	2,210
Wolseley PLC	2,233	149,195	(781)
			1,429
United Kingdom
Barclays PLC	86,631	351,914	38,998
British American Tobacco PLC	5,200	298,165	10,499
Croda International PLC	6,537	269,159	41,180
Dialog Semiconductor PLC	913	41,236	4,206
Derwent London PLC	1,653	80,970	12,864
Imperial Tobacco Group PLC	5,622	278,462	16,971
ITV PLC	82,573	323,377	38,586
Land Securities Group PLC	4,143	79,929	4,051
			167,355
United States
Express Scripts Holding Co.	1,649	151,231	(2,706)
Facebook, Inc.	2,250	198,538	12,984
Foot Locker, Inc.	3,027	204,248	9,307
Newell Rubbermaid, Inc.	2,383	103,258	(122)
Visa, Inc.	2,914	200,429	19,112
			38,575

Total Long Positions of Portfolio Equity Swap Contracts			$355,469

Short Positions

Australia
BHP Billiton PLC	(13,144)	$(243,342)	$618
Woolworths Ltd.	(4,067)	(89,401)	4,380
			4,998
Brazil
Bovespa Index	(53)	(766,480)	(21,519)

United Kingdom
Anglo American PLC	(18,924)	(243,173)	3,441
Ashtead Group PLC	(16,164)	(262,922)	15,167
GKN PLC	(28,836)	(157,599)	14,173
Pearson PLC	(5,038)	(96,598)	1,951
Rio Tinto PLC	(6,319)	(246,454)	1,084
Smiths Group PLC	(7,235)	(118,777)	(8,784)
STOXX EUROPE 600 UTILITIES	(519)	(185,472)	2,009
			29,041

Total Short Positions of Equity Swap Contracts			12,520

Total Long and Short Positions of Equity Swap Contracts			367,989

Financing Costs and Other Payables			(99,541)

Equity Swap Contracts, at Value			$268,448

(a) Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.

Schedule of Investments Flexible Select Fund
(Unaudited) 7/31/15

NUMBER OF SHARES		VALUE	($)†

Common Stocks (87.0%)

Aerospace & Defense (2.4%)
7,113	Boeing Co.	1,025,481
1,302	General Dynamics Corp.	194,141
5,553	Honeywell International, Inc.	583,343
87	L-3 Communications Holdings, Inc.	10,045
445	Precision Castparts Corp.	86,739
1,020	Raytheon Co.	111,272
6,202	Textron, Inc.	271,028
988	United Technologies Corp.	99,106
		2,381,155
Air Freight & Logistics (0.4%)
2,138	FedEx Corp.	366,496
558	United Parcel Service, Inc. Class B	57,117
		423,613
Airlines (0.7%)
4,053	American Airlines Group, Inc.	162,525
10,574	Delta Air Lines, Inc.	468,851
2,037	United Continental Holdings, Inc.	114,867	*
		746,243
Auto Components (0.3%)
3,065	BorgWarner, Inc.	152,361
2,304	Delphi Automotive PLC	179,896
		332,257
Automobiles (0.2%)
2,895	Harley-Davidson, Inc.	168,778

Banks (4.1%)
2,751	BankUnited, Inc.	100,467
3,748	Citigroup, Inc.	219,108
1,052	First Republic Bank	67,107
12,490	Itau Unibanco Holding SA ADR, Preference Shares	108,412
27,140	JPMorgan Chase & Co.	1,859,904
625	M&T Bank Corp.	81,969
3,908	People's United Financial, Inc.	63,583
2,266	PNC Financial Services Group, Inc.	222,476
2,844	SVB Financial Group	406,976	*
8,822	U.S. Bancorp	398,843
10,892	Wells Fargo & Co.	630,320
		4,159,165
Beverages (0.9%)
1,253	Anheuser-Busch InBev NV ADR	149,796
8,054	Coca-Cola Co.	330,858
2,967	Dr Pepper Snapple Group, Inc.	238,013
1,839	PepsiCo, Inc.	177,188
		895,855
Biotechnology (2.1%)
3,122	Amgen, Inc.	551,314
1,720	Atara Biotherapeutics, Inc.	96,561	*
3,128	Celgene Corp.	410,550	*
1,460	Gilead Sciences, Inc.	172,076
1,081	Regeneron Pharmaceuticals, Inc.	598,506	*
1,934	Vertex Pharmaceuticals, Inc.	261,090	*
		2,090,097
Capital Markets (1.6%)
1,098	BlackRock, Inc.	369,279
1,301	Charles Schwab Corp.	45,379
5,122	Goldman Sachs Group, Inc.	1,050,369
2,660	Invesco Ltd.	102,676
1,837	UBS Group AG	42,361	*
		1,610,064
Chemicals (3.2%)
2,868	Ashland, Inc.	327,870
3,975	Chemtura Corp.	109,034	*
4,842	Dow Chemical Co.	227,865
3,710	E.I. du Pont de Nemours & Co.	206,870
2,379	Ecolab, Inc.	275,512
1,867	FMC Corp.	90,624
899	International Flavors & Fragrances, Inc.	103,915
2,840	LyondellBasell Industries NV Class A	266,477
7,235	Minerals Technologies, Inc.	468,466
2,244	Monsanto Co.	228,641
3,395	Mosaic Co.	145,781
3,813	Orion Engineered Carbons SA	71,113
415	Potash Corp. of Saskatchewan, Inc.	11,280
1,160	Praxair, Inc.	132,402
1,488	Scotts Miracle-Gro Co. Class A	89,860
3,925	Sensient Technologies Corp.	268,431
7	Sigma-Aldrich Corp.	977
2,259	WR Grace & Co.	228,001	*
		3,253,119
Commercial Services & Supplies (2.2%)
11,066	ADT Corp.	382,109
9,163	Covanta Holding Corp.	180,878
5,494	Healthcare Services Group, Inc.	191,795
27,718	Pitney Bowes, Inc.	579,861
11,517	R.R. Donnelley & Sons Co.	202,123
1,836	Stericycle, Inc.	258,821	*
9,028	Tetra Tech, Inc.	240,506
4,645	Tyco International PLC	176,463
		2,212,556
Communications Equipment (0.8%)
23,209	Cisco Systems, Inc.	659,600
2,312	Motorola Solutions, Inc.	139,090
		798,690
Construction & Engineering (0.2%)
6,541	Quanta Services, Inc.	180,662	*

Consumer Finance (1.2%)
15,270	American Express Co.	1,161,436
62	Discover Financial Services	3,460
		1,164,896
Containers & Packaging (0.8%)
1,845	Packaging Corp. of America	130,607
12,999	Sealed Air Corp.	691,157
		821,764
Distributors (0.1%)
2,973	LKQ Corp.	93,531	*

Diversified Consumer Services (0.2%)
5,773	H&R Block, Inc.	192,183
800	Service Corp. International	24,408
		216,591
Diversified Financial Services (2.9%)
6,651	Berkshire Hathaway, Inc. Class B	949,364	*
7,682	CME Group, Inc.	737,779
1,608	Intercontinental Exchange, Inc.	366,688
11	McGraw-Hill Financial, Inc.	1,119
4,676	Moody's Corp.	516,371
4,606	MSCI, Inc.	313,945
		2,885,266
Diversified Telecommunication Services (0.2%)
377	AT&T, Inc.	13,097
1,381	Level 3 Communications, Inc.	69,740	*
1,587	Verizon Communications, Inc.	74,256
		157,093
Electric Utilities (0.8%)
3,947	ALLETE, Inc.	190,601
8,094	Exelon Corp.	259,736
2,763	Great Plains Energy, Inc.	72,142
6,338	ITC Holdings Corp.	214,098
1,032	NextEra Energy, Inc.	108,566
		845,143
Electrical Equipment (0.3%)
965	Eaton Corp. PLC	58,460
969	Hubbell, Inc. Class B	101,173
1,943	Sensata Technologies Holding NV	99,715	*
		259,348
Electronic Equipment, Instruments & Components (1.5%)
6,349	Amphenol Corp. Class A	358,147
14,385	CDW Corp.	516,853
14,206	Corning, Inc.	265,368
1,292	IPG Photonics Corp.	119,148	*
2,752	TE Connectivity Ltd.	167,652
1,540	Universal Display Corp.	73,474	*
		1,500,642
Energy Equipment & Services (1.0%)
1,348	FMC Technologies, Inc.	44,161	*
11,599	Schlumberger Ltd.	960,629
		1,004,790
Food & Staples Retailing (1.8%)
5,590	Costco Wholesale Corp.	812,227
7,229	CVS Health Corp.	813,046
5,988	Smart & Final Stores, Inc.	104,191	*
1,222	Walgreens Boots Alliance, Inc.	118,082
		1,847,546
Food Products (1.8%)
2,412	ConAgra Foods, Inc.	106,273
2,025	Keurig Green Mountain, Inc.	151,956
2,306	Kraft Heinz Co	183,258
1,332	Mead Johnson Nutrition Co.	117,735
9,354	Mondelez International, Inc. Class A	422,146
1,163	Nestle SA ADR	87,923
7,598	Tyson Foods, Inc. Class A	336,971
8,757	WhiteWave Foods Co.	452,036	*
		1,858,298
Gas Utilities (0.1%)
236	Atmos Energy Corp.	13,051
1,480	National Fuel Gas Co.	80,023
		93,074
Health Care Equipment & Supplies (1.9%)
2,594	Abbott Laboratories	131,490
1,855	Becton, Dickinson & Co.	282,238
368	C.R. Bard, Inc.	72,367
1,287	Cooper Cos., Inc.	227,799
2,068	Halyard Health, Inc.	84,250	*
2,044	Hill-Rom Holdings, Inc.	114,525
5,179	IDEXX Laboratories, Inc.	376,669	*
1,156	Medtronic PLC	90,619
2,020	Sirona Dental Systems, Inc.	209,636	*
1,073	West Pharmaceutical Services, Inc.	64,240
2,127	Zimmer Biomet Holdings, Inc.	221,357
		1,875,190
Health Care Providers & Services (2.7%)
756	Aetna, Inc.	85,405
1,065	Anthem, Inc.	164,298
5,859	Brookdale Senior Living, Inc.	194,109	*
2,420	Cardinal Health, Inc.	205,652
2,414	DaVita HealthCare Partners, Inc.	190,778	*
6,596	Express Scripts Holding Co.	594,102	*
1,428	HCA Holdings, Inc.	132,818	*
1,612	Henry Schein, Inc.	238,544	*
1,092	McKesson Corp.	240,862
4,313	Premier, Inc. Class A	154,233	*
3,667	Providence Service Corp.	172,569	*
1,470	UnitedHealth Group, Inc.	178,458
3,030	VCA, Inc.	186,436	*
		2,738,264
Hotels, Restaurants & Leisure (1.7%)
540	Accor SA	26,495
205	Chipotle Mexican Grill, Inc.	152,157	*
3,066	Darden Restaurants, Inc.	226,148
2,733	Dunkin' Brands Group, Inc.	147,281
8,201	Hilton Worldwide Holdings, Inc.	220,197	*
2,152	Hyatt Hotels Corp. Class A	120,146	*
3,152	McDonald's Corp.	314,759
3,307	Starbucks Corp.	191,575
1,772	Starwood Hotels & Resorts Worldwide, Inc.	140,803
12,211	Wendy's Co.	125,285
831	Wynn Resorts Ltd.	85,784
		1,750,630
Household Durables (0.9%)
3,040	D.R. Horton, Inc.	90,257
7,956	Lennar Corp. Class A	421,986
5,835	Newell Rubbermaid, Inc.	252,539
2,927	Toll Brothers, Inc.	113,919	*
		878,701
Household Products (0.9%)
2,306	Church & Dwight Co., Inc.	199,077
727	Colgate-Palmolive Co.	49,450
1,269	Energizer Holdings, Inc.	48,869	*
445	Kimberly-Clark Corp.	51,162
7,228	Procter & Gamble Co.	554,388
		902,946
Independent Power and Renewable Electricity Producers (0.4%)
8,047	AES Corp.	103,002
5,190	Calpine Corp.	94,977	*
4,088	NRG Yield, Inc. Class A	80,574
3,995	NRG Yield, Inc. Class C	77,064
		355,617
Industrial Conglomerates (1.5%)
3,362	3M Co.	508,805
5,126	Danaher Corp.	469,337
18,231	General Electric Co.	475,829
623	Roper Technologies, Inc.	104,209
		1,558,180
Insurance (3.2%)
2,458	Allstate Corp.	169,479
5,886	Aon PLC	593,132
6,913	Assurant, Inc.	515,710
9,540	Lincoln National Corp.	537,293
3,261	Marsh & McLennan Cos., Inc.	188,943
4,049	MetLife, Inc.	225,691
10,968	Progressive Corp.	334,524
4,405	Prudential PLC	103,702
1,762	Reinsurance Group of America, Inc.	170,068
3,048	Travelers Cos., Inc.	323,454
1,818	Unum Group	65,157
		3,227,153
Internet & Catalog Retail (0.6%)
666	Amazon.com, Inc.	357,076	*
85	Priceline Group, Inc.	105,703	*
5,071	Vipshop Holdings Ltd. ADR	98,834	*
		561,613
Internet Software & Services (2.5%)
1,079	Alibaba Group Holding Ltd. ADR	84,529	*
18,988	eBay, Inc.	533,943	*
5,086	Facebook, Inc. Class A	478,135	*
1,081	Google, Inc. Class A	710,757	*
1,051	Google, Inc. Class C	657,516	*
1,370	Qihoo 360 Technology Co. Ltd. ADR	84,954	*
424	Twitter, Inc.	13,148	*
		2,562,982
IT Services (4.4%)
812	Accenture PLC Class A	83,725
559	Alliance Data Systems Corp.	153,747	*
7,534	Amdocs Ltd.	441,869
1,704	Automatic Data Processing, Inc.	135,928
1,698	Fiserv, Inc.	147,488	*
3,679	IBM Corp.	595,961
4,841	Leidos Holdings, Inc.	197,513
3,616	MasterCard, Inc. Class A	352,199
9,511	NeuStar, Inc. Class A	293,605	*
21,349	PayPal Holdings, Inc.	826,206	*
1,993	Teradata Corp.	73,960	*
4,799	VeriFone Systems, Inc.	154,432	*
5,876	Visa, Inc. Class A	442,698
4,987	WEX, Inc.	508,874	*
		4,408,205
Leisure Products (0.1%)
1,017	Polaris Industries, Inc.	139,390

Life Sciences Tools & Services (0.1%)
978	Charles River Laboratories International, Inc.	75,913	*
342	Thermo Fisher Scientific, Inc.	47,719
		123,632
Machinery (1.1%)
1,285	Deere & Co.	121,522
1,360	Dover Corp.	87,135
5,274	Harsco Corp.	72,465
1,630	Ingersoll-Rand PLC	100,082
2,507	Lincoln Electric Holdings, Inc.	151,799
3,231	Mueller Industries, Inc.	104,588
1,045	Pall Corp.	132,140
1,760	Stanley Black & Decker, Inc.	185,662
1,025	Valmont Industries, Inc.	114,011
		1,069,404
Media (4.3%)
5,340	Comcast Corp. Class A	333,269
8,699	Comcast Corp. Class A Special	542,296
42,371	Cumulus Media, Inc. Class A	69,912	*
3,188	Lions Gate Entertainment Corp.	124,906
10,738	Markit Ltd.	285,846	*
8,130	Mediaset Espana Comunicacion SA	102,190
1,664	Omnicom Group, Inc.	121,605
4,734	Pearson PLC	88,936
4,103	Pearson PLC ADR	76,562
11,452	Regal Entertainment Group Class A	235,911
3,856	Scholastic Corp.	166,155
7,182	TEGNA, Inc.	209,212
4,039	Thomson Reuters Corp.	163,377
3,935	Time Warner, Inc.	346,437
10,481	Twenty-First Century Fox, Inc. Class A	361,490
3,017	Viacom, Inc. Class B	171,969
5,660	Vivendi SA	148,782
6,655	Walt Disney Co.	798,600
		4,347,455
Metals & Mining (0.3%)
3,761	Allegheny Technologies, Inc.	80,184
2,537	Carpenter Technology Corp.	95,239
9,897	Dominion Diamond Corp.	123,218
		298,641
Multi-Utilities (0.5%)
1,083	Alliant Energy Corp.	66,615
8,107	CenterPoint Energy, Inc.	156,790
6,718	WEC Energy Group, Inc.	329,182
		552,587
Multiline Retail (0.5%)
1,756	Dollar Tree, Inc.	137,021	*
1,767	Kohl's Corp.	108,352
1,255	Macy's, Inc.	86,670
1,557	Nordstrom, Inc.	118,815
1,150	Target Corp.	94,128
		544,986
Oil, Gas & Consumable Fuels (4.4%)
6,870	Anadarko Petroleum Corp.	510,785
2,145	Antero Resources Corp.	59,009	*
1,392	Apache Corp.	63,837
27,651	Cabot Oil & Gas Corp.	723,350
706	Cheniere Energy, Inc.	48,693	*
678	Chevron Corp.	59,989
2,749	ConocoPhillips	138,385
2,696	Devon Energy Corp.	133,236
5,557	Enbridge, Inc.	242,063
9,804	EOG Resources, Inc.	756,771
1,888	Exxon Mobil Corp.	149,548
2,715	Noble Energy, Inc.	95,649
7,326	Occidental Petroleum Corp.	514,285
2,082	ONEOK, Inc.	78,679
2,954	Pioneer Natural Resources Co.	374,479
5,408	Range Resources Corp.	212,751
207	Royal Dutch Shell PLC ADR Class A	11,898
490	Targa Resources Corp.	43,341
7,485	Teekay Corp.	268,038
		4,484,786
Personal Products (0.6%)
1,242	Edgewell Personal Care Co.	118,872
3,758	Estee Lauder Cos., Inc. Class A	334,875
2,723	Unilever NV	122,072
		575,819
Pharmaceuticals (8.1%)
2,053	AbbVie, Inc.	143,730
3,908	Allergan PLC	1,294,134	*
22,980	Bristol-Myers Squibb Co.	1,508,407
2,229	Eli Lilly & Co.	188,373
12,461	Johnson & Johnson	1,248,717
1,737	Merck & Co., Inc.	102,413
1,897	Novartis AG ADR	196,814
43,070	Pfizer, Inc.	1,553,104
308	Roche Holding AG	88,961
424	Roche Holding AG ADR	15,311
11,859	Sanofi ADR	640,267
401	Shire PLC ADR	106,991
4,780	Teva Pharmaceutical Industries Ltd. ADR	329,916
62	Valeant Pharmaceuticals International, Inc.	15,967	*
14,653	Zoetis, Inc.	717,704
		8,150,809
Professional Services (0.9%)
6,478	Nielsen NV	313,924
7,989	Verisk Analytics, Inc.	624,021	*
		937,945
Real Estate Investment Trusts (1.8%)
684	American Capital Agency Corp.	13,174
3,501	American Tower Corp.	332,980
4,317	Blackstone Mortgage Trust, Inc. Class A	125,927
2,228	Corrections Corporation of America	78,359
448	Crown Castle International Corp.	36,696
1,361	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	27,315
3,161	Iron Mountain, Inc.	94,988
12,729	NorthStar Realty Finance Corp.	203,664
3,491	Plum Creek Timber Co., Inc.	143,131
15,102	Starwood Property Trust, Inc.	328,619
3,560	Starwood Waypoint Residential Trust	87,149
933	Vornado Realty Trust	91,014
8,642	Weyerhaeuser Co.	265,223
		1,828,239
Real Estate Management & Development (0.3%)
7,338	Brookfield Asset Management, Inc. Class A	255,583

Road & Rail (0.9%)
2,052	Avis Budget Group, Inc.	89,118	*
309	Canadian National Railway Co.	19,291
978	Canadian Pacific Railway Ltd.	157,311
3,142	CSX Corp.	98,282
6,433	Hertz Global Holdings, Inc.	109,297	*
800	Norfolk Southern Corp.	67,464
3,549	Union Pacific Corp.	346,347
		887,110
Semiconductors & Semiconductor Equipment (1.1%)
1,642	Analog Devices, Inc.	95,778
2,639	ASML Holding NV	261,710
5,350	Intel Corp.	154,882
800	Skyworks Solutions, Inc.	76,536
2,054	SolarEdge Technologies, Inc.	63,407	*
10,096	Texas Instruments, Inc.	504,598
		1,156,911
Software (3.3%)
10,936	Activision Blizzard, Inc.	282,039
2,537	Adobe Systems, Inc.	208,009	*
1,250	ANSYS, Inc.	117,687	*
3,790	Check Point Software Technologies Ltd.	306,118	*
1,863	FireEye, Inc.	82,885	*
4,608	Intuit, Inc.	487,388
19,531	Microsoft Corp.	912,098
1,051	NetScout Systems, Inc.	41,914	*
3,719	NICE-Systems Ltd. ADR	240,099
8,032	Nuance Communications, Inc.	145,620	*
10,370	Oracle Corp.	414,178
1,255	salesforce.com, inc.	91,992	*
		3,330,027
Specialty Retail (2.3%)
756	Asbury Automotive Group, Inc.	66,755	*
983	Bed Bath & Beyond, Inc.	64,121	*
3,374	Best Buy Co., Inc.	108,947
3,075	DSW, Inc. Class A	99,999
3,106	Five Below, Inc.	114,518	*
5,965	GNC Holdings, Inc. Class A	293,538
6,135	Home Depot, Inc.	717,979
5,499	Rent-A-Center, Inc.	147,318
2,543	Tiffany & Co.	243,365
4,832	TJX Cos., Inc.	337,370
873	Tractor Supply Co.	80,770
		2,274,680
Technology Hardware, Storage & Peripherals (2.5%)
13,179	Apple, Inc.	1,598,613
17,117	EMC Corp.	460,276
7,117	SanDisk Corp.	429,084
		2,487,973
Textiles, Apparel & Luxury Goods (0.4%)
73	Coach, Inc.	2,277
85	Columbia Sportswear Co.	6,081
446	Luxottica Group SpA ADR	32,210
1,018	NIKE, Inc. Class B	117,294
1,422	PVH Corp.	165,009
721	Ralph Lauren Corp.	90,767
		413,638
Trading Companies & Distributors (0.3%)
5,822	NOW, Inc.	101,303	*
769	W.W. Grainger, Inc.	175,878
		277,181
Transportation Infrastructure (0.4%)
3,860	Macquarie Infrastructure Corp.	327,830
8,562	Wesco Aircraft Holdings, Inc.	123,207	*
		451,037
Water Utilities (0.2%)
3,130	American Water Works Co., Inc.	162,478

Wireless Telecommunication Services (0.1%)
1,221	SBA Communications Corp. Class A	147,399	*

Total Common Stocks (Cost $76,181,286)		87,717,427

Preferred Stocks (0.3%)

Banks (0.1%)
2,339	HSBC Holdings PLC, Ser. 2, 8.00%	60,908
2,850	U.S. Bancorp, Ser. F, 6.50%	81,709
		142,617
Marine (0.1%)
2,083	Seaspan Corp., Ser. C, 9.50%	53,200

Pharmaceuticals (0.1%)
70	Allergan PLC, Ser. A, 5.50%	77,849

Total Preferred Stocks (Cost $269,336)		273,666

Exchange Traded Funds (0.2%)
2,811	iShares MSCI Eurozone ETF	108,758
74	SPDR S&P 500 ETF Trust	15,577
1,250	WisdomTree Europe Hedged Equity Fund	80,175

Total Exchange Traded Funds (Cost $199,536)		204,510

Investment Companies (4.9%)
1,141	Central Fund of Canada Ltd. Class A	11,889
478,490	Neuberger Berman Core Bond Fund Institutional Class	4,989,939

Total Mutual Funds (Cost $4,958,157)		5,001,828

Short-Term Investments (7.5%)
7,586,077	State Street Institutional Treasury Money Market Fund Premier Class (Cost $7,586,077)	7,586,077

Total Investments (99.9%) (Cost $89,194,392)		100,783,508	##

Cash, receivables and other assets, less liabilities (0.1%)		78,657

Total Net Assets (100.0%)		$100,862,165

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited) 7/31/15

NUMBER OF SHARES		VALUE	($)†

Long Positions (104.6%)

Common Stocks (51.1%)

Australia (0.9%)
739	BHP Billiton Ltd. ADR	28,355	È
7,901	Federation Centres	17,326
6,561	Fortescue Metals Group Ltd.	8,896	ØØ
2,533	Goodman Group	12,109
4,004	Harvey Norman Holdings Ltd.	13,053
16,598	Qantas Airways Ltd.	45,496	*ØØ
16,763	Scentre Group	48,522
3,364	Tabcorp Holdings Ltd.	11,926
8,066	Telstra Corp. Ltd.	38,264
		223,947
Austria (0.2%)
2,663	OceanaGold Corp.	4,602
2,188	OMV AG	58,212	ØØ
		62,814
Belgium (0.2%)
417	Delhaize Group	37,595
2,606	Nyrstar NV	7,650	*
		45,245
Canada (0.7%)
776	Alimentation Couche-Tard, Inc. Class B	34,633	ØØ
30	Constellation Software, Inc.	13,339
836	Finning International, Inc.	14,536	ØØ
501	George Weston Ltd.	42,077	ØØ
715	H&R Real Estate Investment Trust	12,208
475	Hudson's Bay Co.	9,625
5,509	Kinross Gold Corp.	10,109	*ØØ
483	Magna International, Inc.	26,243	ØØ
842	Metro, Inc.	22,913
		185,683
China (0.1%)
314	Qihoo 360 Technology Co. Ltd. ADR	19,471	*

Colombia (0.0%)
800	Pacific Rubiales Energy Corp.	2,233

Denmark (0.2%)
14	AP Moeller - Maersk A/S Class A	23,118
13	AP Moeller - Maersk A/S Class B	22,136	ØØ
149	Vestas Wind Systems A/S	8,133	ØØ
		53,387
Finland (0.6%)
846	Fortum OYJ	14,866
2,017	Neste Oyj	56,066	ØØ
251	Orion Oyj Class B	10,483
3,813	UPM-Kymmene OYJ	70,352	ØØ
840	Valmet OYJ	9,927	ØØ
		161,694
France (0.4%)
585	Peugeot SA	11,722	*
116	Renault SA	10,673
177	Sanofi	19,044
968	Sanofi ADR	52,262	ØØ
113	Valeo SA	15,079	ØØ
		108,780
Germany (0.5%)
135	Daimler AG	12,067	ØØ
1,239	Deutsche Lufthansa AG	16,805	*
204	Hannover Rueck SE	21,638	ØØ
79	Kabel Deutschland Holding AG	10,715	*ØØ
184	Merck KGaA	18,717	ØØ
250	Stroeer SE	12,381
134	Volkswagen AG	27,086	ØØ
61	Volkswagen AG (Preference Shares)	12,220	ØØ
		131,629
Hong Kong (0.2%)
5,000	Cathay Pacific Airways Ltd.	11,829
28,000	Champion REIT	15,531
2,000	Link REIT	11,764
		39,124
Ireland (0.9%)
205	Allergan PLC	67,886	*ØØ
1,409	Grafton Group PLC	15,809
731	ICON PLC	59,065	*ØØ
589	Ryanair Holdings PLC ADR	43,651	ØØ
1,014	Smurfit Kappa Group PLC	30,513
601	XL Group PLC	22,850
		239,774
Israel (0.9%)
537	Check Point Software Technologies Ltd.	43,374	*ØØ
231	NICE-Systems Ltd. ADR	14,913
2,640	Teva Pharmaceutical Industries Ltd. ADR	182,213	ØØ
		240,500
Italy (0.8%)
3,655	ACEA SpA	48,129
7,249	Enel SpA	34,122	ØØ
178	Engineering SpA	11,397
1,098	Eni SpA	19,246
986	Finmeccanica SpA	14,207	*
578	Luxottica Group SpA ADR	41,743
1,475	Pirelli & C. SpA	24,461
		193,305
Japan (2.6%)
800	Alps Electric Co. Ltd.	25,271
1,000	Arata Corp.	16,638
1,377	Asahi Kasei Corp.	10,468
600	FUJIFILM Holdings Corp.	23,817
1,700	Hakuto Co. Ltd.	20,918
1,500	ITOCHU Corp.	18,409
8,302	Iwasaki Electric Co. Ltd.	16,881	ØØ
1,400	Japan Airlines Co. Ltd.	52,866	ØØ
4,800	JX Holdings, Inc.	20,492
7,294	Kawasaki Kisen Kaisha Ltd.	16,302	ØØ
8,000	Kobe Steel Ltd.	12,394
1,300	Kohnan Shoji Co. Ltd.	17,675
1,500	Mitsubishi Corp.	32,430
1,413	Mitsubishi Electric Corp.	15,203	ØØ
7,000	Mitsubishi UFJ Financial Group, Inc.	50,833	ØØ
12,800	Mizuho Financial Group, Inc.	27,669	ØØ
600	Nippon Telegraph & Telephone Corp.	23,061	ØØ
1,200	NOK Corp.	35,196
11,000	Resona Holdings, Inc.	60,550	ØØ
2,884	Sala Corp.	13,823	ØØ
4,200	Sankyo Seiko Co. Ltd.	16,402
5,699	Shinagawa Refractories Co. Ltd.	13,335	ØØ
13,500	Sojitz Corp.	31,153
900	Tohoku Electric Power Co., Inc.	13,209
5,200	Tokyo Electric Power Co., Inc.	37,342	*
1,000	Toppan Printing Co. Ltd.	8,706
2,000	Tosoh Corp.	10,441
400	TOYOTA MOTOR Corp.	26,637
		668,121
Netherlands (1.4%)
2,515	AerCap Holdings NV	117,803	*ØØ
115	Akzo Nobel NV	8,236	ØØ
265	ASM International NV	11,928
745	ASML Holding NV	73,882	ÈØØ
217	Heineken Holding NV	15,071	ØØ
1,886	Koninklijke Ahold NV	37,542	ØØ
770	NXP Semiconductors NV	74,682	*
1,020	Royal Dutch Shell PLC, A Shares	29,309
		368,453
Norway (0.0%)
1,557	Orkla ASA	12,428

Portugal (0.1%)
6,998	EDP - Energias de Portugal SA	25,885

Singapore (0.1%)
14,400	Mapletree Industrial Trust	16,007
17,600	Yangzijiang Shipbuilding Holdings Ltd.	16,550	ØØ
		32,557
South Africa (0.1%)
1,125	Mondi PLC	27,056	ØØ

Spain (0.4%)
344	Abengoa Yield PLC	8,731
2,574	Iberdrola SA	18,160
1,794	Prosegur Cia de Seguridad SA	9,496	ØØ
3,323	Repsol SA	55,837	ØØ
		92,224
Sweden (0.4%)
752	Axfood AB	12,788
600	Boliden AB	11,080
2,069	Peab AB	15,661	ØØ
534	Skanska AB, B Shares	11,247	ØØ
2,606	Tele2 AB, B Shares	27,112
1,675	Telefonaktiebolaget LM Ericsson, B Shares	17,921
		95,809
Switzerland (1.1%)
701	ABB Ltd. ADR	14,216	*
720	Clariant AG	14,366	*ØØ
22	Flughafen Zuerich AG	18,054
10	Forbo Holding AG	12,191	*ØØ
396	Lonza Group AG	57,415	*ØØ
122	Novartis AG	12,676
161	Novartis AG ADR	16,704
109	Schindler Holding AG	17,563
274	Swiss Life Holding AG	64,707	*ØØ
575	Swiss Re AG	51,770	*ØØ
		279,662
United Kingdom (2.5%)
4,078	3i Group PLC	35,249
2,390	Barclays PLC ADR	42,972	È
7,983	BP PLC	49,299	ØØ
2,589	BT Group PLC	18,778	ØØ
3,225	Carillion PLC	17,416	ØØ
296	Carnival PLC	16,419	ØØ
428	easyJet PLC	10,988
43,711	Evraz PLC	68,807	*ØØ
2,400	Fiat Chrysler Automobiles NV	37,692	*
4,271	G4S PLC	18,322	ØØ
1,604	HSBC Holdings PLC	14,521
444	Imperial Tobacco Group PLC	23,332	ØØ
1,880	Inchcape PLC	23,575	ØØ
2,345	International Consolidated Airlines Group SA	19,501	*
4,029	Moneysupermarket.com Group PLC	18,454
18,853	National Express Group PLC	89,238	ØØ
1,121	National Grid PLC	14,935	ØØ
3,596	Ophir Energy PLC	6,531	*
493	Persimmon PLC	15,760	*ØØ
2,247	Rexam PLC	19,528	ØØ
2,270	Segro PLC	15,910	ØØ
4,852	Taylor Wimpey PLC	14,730	ØØ
5,308	Thomas Cook Group PLC	9,939	*
1,178	Unilever NV	52,810	ØØ
		654,706
United States (35.8%)
210	AbbVie, Inc.	14,702
6,554	Activision Blizzard, Inc.	169,028	ÈØØ
3,669	AES Corp.	46,963	È
459	Aetna, Inc.	51,853	ØØ
1,797	Alaska Air Group, Inc.	136,123	ØØ
1,828	Allscripts Healthcare Solutions, Inc.	26,433	*È
118	Ambarella, Inc.	13,673	*È
927	Amdocs Ltd.	54,369	ØØ
872	American Express Co.	66,324
381	American Financial Group, Inc.	26,270
1,615	American International Group, Inc.	103,554	ØØ
129	Amgen, Inc.	22,780	È
745	AmTrust Financial Services, Inc.	51,785	ØØ
1,139	Anthem, Inc.	175,714	ØØ
2,313	Apple, Inc.	280,567	ØØ
1,216	Archer-Daniels-Midland Co.	57,663	ØØ
287	Ashland, Inc.	32,810	ØØ
503	Assured Guaranty Ltd.	12,303
2,161	AT&T, Inc.	75,086	È
241	Automatic Data Processing, Inc.	19,225
690	Avery Dennison Corp.	41,986
535	Avnet, Inc.	22,326
235	Axis Capital Holdings Ltd.	13,527
2,113	Bank of America Corp.	37,780	È
256	Bank of the Ozarks, Inc.	11,295
4,013	BankUnited, Inc.	146,555	ØØ
299	Berkshire Hathaway, Inc. Class B	42,679	*ØØ
762	Best Buy Co., Inc.	24,605
497	Big Lots, Inc.	21,460	È
332	Boeing Co.	47,864	ØØ
753	Bristol-Myers Squibb Co.	49,427	ØØ
431	Bunge Ltd.	34,415
651	Burlington Stores, Inc.	35,831	*ØØ
572	Cablevision Systems Corp. Class A	16,142	È
5,667	Cabot Oil & Gas Corp.	148,249	ÈØØ
322	Cameron International Corp.	16,248	*È
234	Capital One Financial Corp.	19,024
559	Cardinal Health, Inc.	47,504
343	Carnival Corp.	18,278
838	CBIZ, Inc.	8,212	È
173	Centene Corp.	12,132	*
393	Charles River Laboratories International, Inc.	30,505	*
782	Cigna Corp.	112,655
234	Cintas Corp.	20,007
1,956	Cisco Systems, Inc.	55,589	ØØ
794	Citigroup, Inc.	46,417	ØØ
1,583	CME Group, Inc.	152,031	ØØ
316	Comcast Corp. Class A	19,722
183	Comcast Corp. Class A Special	11,408
417	ConAgra Foods, Inc.	18,373
57	Cooper Cos., Inc.	10,089	ØØ
750	Costco Wholesale Corp.	108,975	ØØ
286	Covenant Transportation Group, Inc. Class A	6,752	*È
2,782	CVS Health Corp.	312,892	ØØ
583	Deckers Outdoor Corp.	42,489	*È
993	Delta Air Lines, Inc.	44,030	ØØ
75	Domino's Pizza, Inc.	8,538	È
443	Domtar Corp.	18,012
155	DST Systems, Inc.	16,918
545	Dynegy, Inc.	14,197	*
241	E.I. du Pont de Nemours & Co.	13,438
3,004	eBay, Inc.	84,472	*ØØ
573	Ensco PLC Class A	9,500	È
237	Entergy Corp.	16,832	ØØ
196	Everest Re Group Ltd.	35,891
366	Exelon Corp.	11,745	ØØ
1,422	Exxon Mobil Corp.	112,637
607	Fairchild Semiconductor International, Inc.	9,141	*
161	FedEx Corp.	27,599
276	Fiserv, Inc.	23,973	*
1,531	Freescale Semiconductor Ltd.	61,041	*ØØ
314	Fresh Del Monte Produce, Inc.	12,409	È
263	General Dynamics Corp.	39,216	ØØ
459	General Electric Co.	11,980
553	Genpact Ltd.	12,282	*
226	Genuine Parts Co.	20,103
580	Gilead Sciences, Inc.	68,359	ØØ
828	GNC Holdings, Inc. Class A	40,746	ØØ
472	Goldman Sachs Group, Inc.	96,793	ØØ
36	Google, Inc. Class A	23,670	*
108	Google, Inc. Class C	67,566	*ØØ
37	Graham Holdings Co. Class B	25,514
958	Hartford Financial Services Group, Inc.	45,553	ØØ
236	Hasbro, Inc.	18,583	È
1,215	HCA Holdings, Inc.	113,007	*ØØ
2,059	Hewlett-Packard Co.	62,841	ØØ
128	IBM Corp.	20,735	ØØ
224	Ingredion, Inc.	19,757
768	Integrated Device Technology, Inc.	14,676	*
1,146	Intel Corp.	33,177
660	Intercontinental Exchange, Inc.	150,506	ØØ
824	Intuit, Inc.	87,154	ØØ
1,111	JC Penney Co., Inc.	9,155	*ØØ
4,583	JetBlue Airways Corp.	105,317	*ÈØØ
393	Johnson & Johnson	39,383
4,644	JPMorgan Chase & Co.	318,253	ØØ
192	Kohl's Corp.	11,773	È
386	Lamar Advertising Co. Class A	23,179
1,110	Leidos Holdings, Inc.	45,288	ØØ
1,460	Lennar Corp. Class A	77,438	ØØ
307	Lincoln National Corp.	17,290
690	Lithia Motors, Inc. Class A	82,586	ØØ
642	LKQ Corp.	20,197	*È
780	Manhattan Associates, Inc.	50,560	*ØØ
179	ManpowerGroup, Inc.	16,196
2,991	Markit Ltd.	79,620	*
1,140	Marvell Technology Group Ltd.	14,182	È
615	Media General, Inc.	9,760	*È
438	Merck & Co., Inc.	25,824
834	MetLife, Inc.	46,487	ØØ
355	Microsemi Corp.	11,694	*
348	Microsoft Corp.	16,252	È
529	Mondelez International, Inc. Class A	23,874
211	National Fuel Gas Co.	11,409	È
430	Newell Rubbermaid, Inc.	18,610	ØØ
335	NextEra Energy, Inc.	35,242
185	NIKE, Inc. Class B	21,316
1,172	NOW, Inc.	20,393	*ØØ
4,741	Nuance Communications, Inc.	85,954	*ØØ
220	O'Reilly Automotive, Inc.	52,868	*
3,097	Office Depot, Inc.	24,776	*
371	ONE Gas, Inc.	16,706	È
737	Oracle Corp.	29,436	ØØ
1,061	Packaging Corp. of America	75,108	ØØ
172	PAM Transportation Services, Inc.	9,047	*È
173	Parker Hannifin Corp.	19,506
106	PartnerRe Ltd.	14,412
3,004	PayPal Holdings, Inc.	116,255	*
569	PBF Energy, Inc. Class A	17,963
228	PepsiCo, Inc.	21,968
3,747	Pfizer, Inc.	135,117	ØØ
367	PG&E Corp.	19,271
174	Philip Morris International, Inc.	14,882
2,194	Pilgrim's Pride Corp.	47,478	ÈØØ
204	Pioneer Natural Resources Co.	25,861	ØØ
499	PNC Financial Services Group, Inc.	48,992	ØØ
346	Procter & Gamble Co.	26,538	ØØ
804	Public Service Enterprise Group, Inc.	33,503
384	Reinsurance Group of America, Inc.	37,064
147	REX American Resources Corp.	7,591	*
3,672	Rite Aid Corp.	32,718	*
695	Rollins, Inc.	20,155
143	Royal Caribbean Cruises Ltd.	12,849	ØØ
1,179	Ruby Tuesday, Inc.	8,654	*
1,621	SanDisk Corp.	97,730	ØØ
365	Schlumberger Ltd.	30,229
1,205	Sensient Technologies Corp.	82,410	ØØ
592	Service Corp. International	18,062
880	ServiceMaster Global Holdings, Inc.	34,082	*
216	Skechers U.S.A., Inc. Class A	32,497	*È
228	Sonoco Products Co.	9,412
2,975	Spirit AeroSystems Holdings, Inc. Class A	167,492	*ØØ
210	SS&C Technologies Holdings, Inc.	14,286
231	Stanley Black & Decker, Inc.	24,368
2,848	Staples, Inc.	41,894	ØØ
672	Starz Class A	27,182	*
1,269	T-Mobile U.S., Inc.	51,598	*ØØ
1,203	Teekay Corp.	43,079	È
109	Teleflex, Inc.	14,605
414	Telephone & Data Systems, Inc.	12,176
863	Tenet Healthcare Corp.	48,587	*
1,010	Teradata Corp.	37,481	*È
1,002	Teradyne, Inc.	19,299
458	Texas Capital Bancshares, Inc.	26,995	*
318	Texas Instruments, Inc.	15,894
304	Thomson Reuters Corp.	12,297
102	Time Warner Cable, Inc.	19,381	È
979	Time Warner, Inc.	86,191
157	Tractor Supply Co.	14,526	ØØ
3,414	Twenty-First Century Fox, Inc. Class A	117,749	ØØ
959	Tyson Foods, Inc. Class A	42,532
530	UGI Corp.	19,366
967	United Continental Holdings, Inc.	54,529	*ØØ
963	UnitedHealth Group, Inc.	116,908	ØØ
2,007	Valero Energy Corp.	131,659	ØØ
1,450	VeriFone Systems, Inc.	46,661	*ØØ
1,051	Verisk Analytics, Inc.	82,094	*ØØ
1,637	Verizon Communications, Inc.	76,595	ØØ
304	VF Corp.	23,435
192	Visa, Inc. Class A	14,465	È
1,700	Voya Financial, Inc.	79,815	ØØ
973	Wal-Mart Stores, Inc.	70,037	ØØ
1,016	Walt Disney Co.	121,920	ØØ
554	Waste Management, Inc.	28,326
2,763	Wells Fargo & Co.	159,895	ØØ
1,738	WhiteWave Foods Co.	89,716	*ØØ
149	Winmark Corp.	15,103
90	Zebra Technologies Corp. Class A	9,687	*
1,431	Zimmer Biomet Holdings, Inc.	148,924	ØØ
		9,230,378
Total Common Stocks (Cost $12,566,591)		13,194,865

PRINCIPAL AMOUNT ($)[a]		VALUE	($)†

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (4.7%)
5,000	U.S. Treasury Bonds, 3.88%, due 8/15/40	5,918
40,000	U.S. Treasury Bonds, 4.50%, due 2/15/36	51,937
10,468	U.S. Treasury Inflation Indexed Bonds, 0.13%, due 4/15/17	10,518
66,236	U.S. Treasury Inflation Indexed Bonds, 0.63%, due 1/15/24	67,157
10,342	U.S. Treasury Inflation Indexed Bonds, 0.63%, due 2/15/43	9,306
22,699	U.S. Treasury Inflation Indexed Bonds, 1.75%, due 1/15/28	25,815
65,887	U.S. Treasury Inflation Indexed Bonds, 2.00%, due 1/15/26	75,606
12,614	U.S. Treasury Inflation Indexed Bonds, 2.38%, due 1/15/25	14,801
41,266	U.S. Treasury Inflation Indexed Bonds, 2.38%, due 1/15/27	49,477
16,612	U.S. Treasury Inflation Indexed Bonds, 2.50%, due 1/15/29	20,549
80,372	U.S. Treasury Inflation Indexed Bonds, 3.38%, due 4/15/32	113,845
36,158	U.S. Treasury Inflation Indexed Bonds, 3.88%, due 4/15/29	51,373
10,505	U.S. Treasury Inflation Indexed Notes, 0.13%, due 1/15/22	10,371
25,752	U.S. Treasury Inflation Indexed Notes, 0.13%, due 1/15/23	25,225
50,766	U.S. Treasury Inflation Indexed Notes, 0.13%, due 4/15/20	50,746
215,000	U.S. Treasury Notes, 0.38%, due 3/31/16	215,118
65,000	U.S. Treasury Notes, 0.75%, due 2/28/18	64,797
20,000	U.S. Treasury Notes, 1.13%, due 3/31/20	19,662
65,000	U.S. Treasury Notes, 2.00%, due 10/31/21	65,670
55,000	U.S. Treasury Notes, 2.38%, due 8/15/24	55,971
10,000	U.S. Treasury Notes, 2.75%, due 2/15/24	10,499
95,000	U.S. Treasury Notes, 3.00%, due 11/15/44	96,529
60,000	U.S. Treasury Notes, 3.25%, due 3/31/17	62,648
25,000	U.S. Treasury Notes, 4.38%, due 11/15/39	31,838

Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $1,221,551)		1,205,376

U.S. Government Agency Securities (0.1%)
25,000	Federal Home Loan Bank, Bonds, 5.50%, due 7/15/36 (Cost $35,398)	33,002	ØØ

Mortgage-Backed Securities (0.6%)

Fannie Mae (0.3%)
60,000	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	65,111	Ø

Freddie Mac (0.3%)
85,000	Pass-Through Certificates, 4.50%, TBA, 30 Year Maturity	90,296	Ø

Total Mortgage-Backed Securities (Cost $154,666)		155,407

Government Securities (8.0%)

Sovereign (8.0%)
AUD 25,000	Australia Government Bond, Senior Unsecured Notes, 2.00%, due 8/21/35	22,578
AUD 50,000	Australia Government Bond, Senior Unsecured Notes, 3.25%, due 4/21/29	37,432
EUR 15,000	Bundesrepublik Deutschland, Bonds, 2.5%, due 7/4/44	21,310
CAD105,000	Canadian Government Bond, Bonds, 1.25%, due 2/1/16	80,609
CAD 22,908	Canadian Government Bond, Bonds, 4.25%, due 12/1/21	22,917
CAD185,000	Canadian Government Bond, Bonds, 4.25%, due 6/1/18	156,772
EUR100,000	European Investment Bank, Senior Unsecured Euro Medium-Term Notes, 4.63%, due 4/15/20	133,124
EUR 95,000	France Government Bond OAT, Bonds, 1.75%, due 11/25/24	112,698
EUR 10,071	France Government Bond OAT, Unsecured Notes, 0.70%, due 7/25/30	12,512	ñ
EUR 10,000	Ireland Government Bond, Bonds, 2.00%, due 2/18/45	10,632
EUR 12,006	Italy Buoni Poliennali Del Tesoro, Bonds, 2.35%, due 9/15/35	15,926
EUR 38,190	Italy Buoni Poliennali Del Tesoro, Bonds, 2.55%, due 9/15/41	52,426
EUR 35,000	Italy Buoni Poliennali Del Tesoro, Bonds, 4.00%, due 2/1/37	46,755
EUR 15,139	Italy Buoni Poliennali Del Tesoro, Senior Unsecured Notes, 2.35%, due 9/15/24	18,948	ñ
JPY19,000,000	Japan Government Ten Year Bond, Senior Unsecured Notes, 0.40%, due 3/20/25	153,720
JPY 5,000,000	Japan Government Twenty Year Bond, Senior Unsecured Notes, 1.20%, due 3/20/35	40,785
MXN 690,000	Mexican Bonos, Bonds, Ser. M, 7.75%, due 11/13/42	48,474
NZD 20,000	New Zealand Government Bond, Senior Unsecured Notes, 2.00%, due 9/20/25	13,967
NZD 60,000	New Zealand Government Bond, Senior Unsecured Notes, 2.50%, due 9/20/35	42,749
NZD 90,000	New Zealand Government Bond, Senior Unsecured Notes, Ser. 427, 4.50%, due 4/15/27	66,114
NZD 55,000	New Zealand Government Bond, Senior Unsecured Notes, Ser. 423, 5.50%, due 4/15/23	42,555
ZAR 825,000	South Africa Government Bond, Bonds, Ser. R214, 6.50%, due 2/28/41	50,030
EUR 10,000	Spain Government Bond, Bonds, 5.15%, due 10/31/44	15,759	ñ
EUR 60,000	Spain Government Bond, Senior Unsecured Notes, 4.65%, due 7/30/25	82,147	ñ
EUR 10,029	Spain Government Inflation Linked Bond, Senior Unsecured Notes, 1.00%, due 11/30/30	10,722	ñ
GBP 42,650	United Kingdom Gilt Inflation Linked Bonds, Bonds, 0.13%, due 3/22/44	87,064
GBP 16,018	United Kingdom Gilt Inflation Linked Bonds, Bonds, 0.25%, due 3/22/52	37,103
GBP 5,443	United Kingdom Gilt Inflation Linked Bonds, Senior Unsecured Notes, 0.13%, due 3/22/29	9,583
GBP200,000	United Kingdom Gilt, Bonds, 1.75%, due 7/22/19	318,543
GBP110,000	United Kingdom Gilt, Bonds, 1.75%, due 9/7/22	172,464
GBP 60,000	United Kingdom Gilt, Bonds, 4.25%, due 12/7/27	115,650

Total Government Securities (Cost $2,122,680)		2,052,068

NUMBER OF SHARES		VALUE	($)†

Exchange Traded Funds (2.7%)
1,700	iShares 10+ Year Credit Bond ETF	98,634	ØØ
922	iShares Core U.S. Aggregate Bond ETF	100,959
5,038	iShares MSCI ACWI ETF	301,978	ØØ
1,942	SPDR Barclays International Treasury Bond ETF	100,809
2,400	SPDR Barclays Long Term Corporate Bond ETF	93,864	ØØ

Total Exchange Traded Funds (Cost $705,752)		696,244

Mutual Funds (36.4%)
147,407	Neuberger Berman Emerging Markets Debt Fund Institutional Class	1,294,528	§ØØ
176,190	Neuberger Berman Emerging Markets Equity Fund Institutional Class	2,692,263	§ØØ
150,221	Neuberger Berman High Income Bond Fund Institutional Class	1,318,192	§ØØ
296,660	Neuberger Berman International Equity Fund Institutional Class	3,390,235	§ØØ
109,778	Neuberger Berman Risk Balanced Commodity Strategy Fund Institutional Class	707,667	*§ØØ

Total Mutual Funds (Cost $9,485,517)		9,402,885

Short-Term Investments (1.0%)
254,332	State Street Institutional Liquid Reserves Fund Premier Class (Cost $254,332)	254,332	ØØ

Total Long Positions (104.6%) (Cost $26,546,487)		26,994,179	##

Cash, receivables and other assets, less liabilities (4.8%)		1,242,823	±

Short Positions (see summary below) ((9.4)%)		(2,435,552)

Total Net Assets (100.0%)		$25,801,450

Short Positions ((9.4)%)

Common Stocks Sold Short (9.3%)‡

Australia (0.1%)
(468)	BHP Billiton PLC	(8,642)
(159)	Cochlear Ltd.	(10,607)
(1,594)	Santos Ltd.	(8,622)
(2,206)	Sydney Airport	(9,046)
		(36,917)
Belgium (0.0%)
(102)	Anheuser-Busch InBev NV	(12,138)

Canada (0.3%)
(607)	Element Financial Corp.	(9,199)	*
(338)	IGM Financial, Inc.	(9,981)
(231)	Industrial Alliance Insurance & Financial Services, Inc.	(7,780)
(177)	Onex Corp.	(10,155)
(232)	Open Text Corp.	(10,530)
(424)	Paramount Resources Ltd. Class A	(6,387)	*
(341)	Peyto Exploration & Development Corp.	(7,379)
(190)	Sun Life Financial, Inc.	(6,202)
(316)	WSP Global, Inc.	(10,588)
		(78,201)
China (0.0%)
(4,000)	Wynn Macau Ltd.	(8,266)

Denmark (0.1%)
(272)	Chr Hansen Holding A/S	(15,012)
(592)	GN Store Nord A/S	(12,023)
		(27,035)
France (0.4%)
(261)	Accor SA	(12,806)
(653)	Bureau Veritas SA	(15,257)
(1)	Danone SA	(68)
(111)	Dassault Systemes SA	(8,383)
(520)	Edenred	(12,972)
(99)	Essilor International SA	(12,678)
(120)	Ingenico Group	(15,729)
(42)	LVMH Moet Hennessy Louis Vuitton SE	(7,874)
(203)	Remy Cointreau SA	(14,445)
		(100,212)
Germany (0.5%)
(92)	BASF SE	(7,937)
(88)	Bayer AG	(12,979)
(142)	Beiersdorf AG	(12,136)
(425)	Deutsche Annington Immobilien SE	(13,256)
(169)	LEG Immobilien AG	(12,289)	*
(150)	MorphoSys AG	(12,120)	*
(131)	MTU Aero Engines AG	(12,039)
(178)	SAP SE	(12,758)
(227)	Symrise AG	(15,090)
(260)	United Internet AG	(12,859)
		(123,463)
Hong Kong (0.0%)
(10,000)	Haitong International Securities Group Ltd.	(5,521)

Ireland (0.1%)
(718)	Glanbia PLC	(14,998)
(741)	James Hardie Industries PLC	(10,286)
		(25,284)
Italy (0.1%)
(513)	Salvatore Ferragamo SpA	(16,215)
(327)	Yoox SpA	(11,047)	*
		(27,262)
Japan (0.7%)
(1,100)	CMIC Holdings Co. Ltd.	(14,876)
(105)	Hirose Electric Co. Ltd.	(12,564)
(390)	Honda Motor Co. Ltd.	(12,523)
(1,613)	Hulic Co. Ltd.	(15,969)
(900)	Ichimasa Kamaboko Co. Ltd.	(7,647)
(1,307)	Inpex Corp.	(14,242)
(1,000)	Kubota Corp.	(17,134)
(600)	LIXIL Group Corp.	(12,050)
(1,428)	Odakyu Electric Railway Co. Ltd.	(14,299)
(3,000)	Oji Holdings Corp.	(13,120)
(300)	SoftBank Group Corp.	(16,656)
(138)	Takeda Pharmaceutical Co. Ltd.	(6,948)
(1,600)	Tokyu Fudosan Holdings Corp.	(12,084)
(1,000)	TonenGeneral Sekiyu KK	(10,013)
		(180,125)
Mexico (0.1%)
(1,407)	Fresnillo PLC	(14,216)

Netherlands (0.2%)
(557)	Arcadis NV	(14,620)
(100)	ASML Holding NV	(9,954)
(501)	OCI NV	(16,818)	*
		(41,392)
Singapore (0.1%)
(5,100)	Global Logistic Properties Ltd.	(8,551)
(2,800)	StarHub Ltd.	(7,817)
		(16,368)
South Africa (0.0%)
(206)	Randgold Resources Ltd.	(12,424)

Spain (0.3%)
(974)	Banco Bilbao Vizcaya Argentaria SA	(9,856)
(539)	Ferrovial SA	(13,106)
(263)	Industria de Diseno Textil SA	(9,004)
(714)	Mediaset Espana Comunicacion SA	(8,975)
(176)	Red Electrica Corp. SA	(14,066)
(977)	Zardoya Otis SA	(10,719)
		(65,726)
Sweden (0.2%)
(829)	Alfa Laval AB	(15,251)
(551)	Assa Abloy AB Class B	(11,184)
(918)	Lundin Petroleum AB	(13,312)	*
(981)	Meda AB, A Shares	(16,011)
		(55,758)
Switzerland (0.3%)
(167)	Cie Financiere Richemont SA	(14,414)
(102)	Dufry AG	(14,155)	*
(144)	LafargeHolcim Ltd.	(10,029)	*
(152)	Nestle SA	(11,515)
(7)	SGS SA	(13,365)
(25)	Swatch Group AG	(10,765)
(32)	Syngenta AG	(13,180)
		(87,423)
United Kingdom (1.3%)
(597)	Al Noor Hospitals Group PLC	(8,736)
(1,070)	Amec Foster Wheeler PLC	(13,702)
(845)	Anglo American PLC	(10,705)
(279)	Associated British Foods PLC	(14,047)
(698)	Babcock International Group PLC	(10,808)
(381)	Burberry Group PLC	(9,573)
(746)	Compass Group PLC	(11,941)
(486)	Diageo PLC	(13,582)
(441)	Experian PLC	(8,271)
(989)	Hammerson PLC	(10,163)
(415)	Hargreaves Lansdown PLC	(7,764)
(3,472)	Imagination Technologies Group PLC	(12,701)	*
(1,250)	Informa PLC	(11,634)
(736)	Inmarsat PLC	(10,206)
(4,431)	IP Group PLC	(14,054)	*
(522)	Pearson PLC	(9,807)
(746)	Petrofac Ltd.	(10,252)
(2,281)	PZ Cussons PLC	(12,364)
(787)	RELX PLC	(13,740)
(1,043)	Rolls-Royce Holdings PLC	(12,933)	*
(4,253)	Rotork PLC	(14,207)
(1,142)	RSA Insurance Group PLC	(9,167)
(733)	Smith & Nephew PLC	(13,610)	*
(267)	Ted Baker PLC	(13,455)
(630)	Telecity Group PLC	(10,773)
(765)	United Utilities Group PLC	(10,656)
(571)	Weir Group PLC	(13,705)
(156)	Whitbread PLC	(12,644)
(182)	Wolseley PLC	(12,096)
		(337,296)
United States (4.5%)
(269)	Akorn, Inc.	(12,404)	*
(50)	Alliance Data Systems Corp.	(13,752)	*
(33)	Amazon.com, Inc.	(17,693)	*
(307)	American Campus Communities, Inc.	(11,457)
(119)	American Tower Corp.	(11,318)
(261)	AMETEK, Inc.	(13,846)
(167)	Amphenol Corp. Class A	(9,420)
(173)	Anadarko Petroleum Corp.	(12,862)
(217)	Analog Devices, Inc.	(12,658)
(170)	BorgWarner, Inc.	(8,451)
(220)	Brown & Brown, Inc.	(7,359)
(132)	Brown-Forman Corp. Class B	(14,310)
(137)	Chevron Corp.	(12,122)
(261)	CMS Energy Corp.	(8,942)
(187)	Coca-Cola Co.	(7,682)
(159)	Colgate-Palmolive Co.	(10,815)
(71)	CoStar Group, Inc.	(14,292)	*
(269)	Crown Holdings, Inc.	(13,856)	*
(209)	Dealertrack Technologies, Inc.	(12,973)	*
(216)	Dominion Resources, Inc.	(15,487)
(448)	Donaldson Co., Inc.	(15,053)
(130)	Emerson Electric Co.	(6,727)
(343)	Fastenal Co.	(14,358)
(73)	Federal Realty Investment Trust	(9,986)
(98)	FleetCor Technologies, Inc.	(15,172)	*
(232)	FMC Corp.	(11,261)
(368)	GasLog Ltd.	(5,711)
(340)	General Growth Properties, Inc.	(9,228)
(129)	Global Payments, Inc.	(14,460)
(219)	Graco, Inc.	(15,656)
(153)	Hershey Co.	(14,212)
(98)	Howard Hughes Corp.	(13,324)	*
(1,256)	Hudson City Bancorp, Inc.	(12,949)
(168)	IDEX Corp.	(12,773)
(224)	IDEXX Laboratories, Inc.	(16,291)	*
(456)	ITC Holdings Corp.	(15,404)
(100)	J.B. Hunt Transport Services, Inc.	(8,412)
(132)	J.M. Smucker Co.	(14,743)
(178)	Jarden Corp.	(9,790)	*
(136)	Kansas City Southern	(13,490)
(566)	Kennedy-Wilson Holdings, Inc.	(14,331)
(296)	Kinder Morgan, Inc.	(10,253)
(259)	KLA-Tencor Corp.	(13,740)
(137)	Lennox International, Inc.	(16,176)
(334)	Liberty Property Trust	(11,366)
(365)	LKQ Corp.	(11,483)	*
(169)	Macquarie Infrastructure Corp.	(14,353)
(91)	Martin Marietta Materials, Inc.	(14,271)
(144)	MasterCard, Inc. Class A	(14,026)
(246)	Mobile Mini, Inc.	(9,134)
(137)	Monsanto Co.	(13,959)
(181)	Motorola Solutions, Inc.	(10,889)
(270)	National Fuel Gas Co.	(14,599)
(154)	Netflix, Inc.	(17,604)	*
(330)	Newell Rubbermaid, Inc.	(14,282)
(756)	NiSource, Inc.	(13,200)
(196)	Nordson Corp.	(14,526)
(679)	NRG Energy, Inc.	(15,243)
(2,099)	ORBCOMM, Inc.	(12,930)	*
(117)	Pall Corp.	(14,795)
(70)	Panera Bread Co. Class A	(14,288)	*
(322)	Plum Creek Timber Co., Inc.	(13,202)
(63)	Polaris Industries, Inc.	(8,635)
(187)	Power Solutions International, Inc.	(7,757)	*
(78)	Precision Castparts Corp.	(15,204)
(13)	Priceline Group, Inc.	(16,166)	*
(390)	PTC, Inc.	(14,176)	*
(243)	Realty Income Corp.	(11,734)
(117)	Restoration Hardware Holdings, Inc.	(11,871)
(481)	Rice Energy, Inc.	(8,682)	*
(88)	Rockwell Collins, Inc.	(7,447)
(148)	Sempra Energy	(15,063)
(44)	Sherwin-Williams Co.	(12,221)
(122)	Signet Jewelers Ltd.	(14,789)
(49)	Simon Property Group, Inc.	(9,174)
(3,066)	Sirius XM Holdings, Inc.	(12,141)	*
(351)	Solera Holdings, Inc.	(12,843)
(327)	Southern Co.	(14,627)
(488)	Southern Copper Corp.	(13,596)
(257)	Starbucks Corp.	(14,888)
(107)	Stericycle, Inc.	(15,084)	*
(435)	SunEdison, Inc.	(10,127)	*
(381)	Tyco International PLC	(14,474)
(176)	Under Armour, Inc. Class A	(17,482)	*
(223)	United Natural Foods, Inc.	(10,153)	*
(114)	WABCO Holdings, Inc.	(14,076)	*
(286)	WEC Energy Group, Inc.	(14,014)
(267)	WhiteWave Foods Co.	(13,782)	*
(262)	Williams Cos., Inc.	(13,750)
(147)	WR Grace & Co.	(14,837)	*
(144)	Wynn Resorts Ltd.	(14,865)
		(1,163,007)

Total Common Stocks (Proceeds $(2,390,827))		(2,418,034)

Rights Sold Short (0.1%)

United States (0.1%)
(1,793)	Furiex Pharmaceuticals, Inc. (Proceeds $17,518))	(17,518)	Ñf

Total Short Positions (Proceeds $(2,408,345))		$(2,435,552)

See Notes to Schedule of Investments

LONG POSITIONS BY INDUSTRY
Global Allocation Fund (Unaudited)

Industry	Investments at Value†	Percentage of Net Assets
Mutual Funds	$9,402,885	36.4%
Government Securities	2,052,068	8.0%
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	1,205,376	4.7%
Banks	992,727	3.9%
Oil, Gas & Consumable Fuels	798,087	3.1%
Food & Staples Retailing	712,170	2.8%
Exchange Traded Funds	696,244	2.7%
Health Care Providers & Services	678,360	2.6%
Pharmaceuticals	644,438	2.5%
Insurance	565,101	2.2%
Media	544,468	2.1%
Airlines	541,135	2.1%
Software	524,296	2.0%
Technology Hardware, Storage & Peripherals	464,955	1.8%
Diversified Financial Services	425,031	1.7%
IT Services	419,049	1.6%
Food Products	358,645	1.4%
Semiconductors & Semiconductor Equipment	353,269	1.4%
Specialty Retail	314,779	1.2%
Aerospace & Defense	268,779	1.0%
Trading Companies & Distributors	250,533	1.0%
Diversified Telecommunication Services	231,784	0.9%
Internet Software & Services	213,633	0.8%
Electric Utilities	207,403	0.8%
Containers & Packaging	176,547	0.7%
Health Care Equipment & Supplies	173,618	0.7%
Real Estate Investment Trusts	172,556	0.7%
Chemicals	172,169	0.7%
Textiles, Apparel & Luxury Goods	161,480	0.6%
Mortgage-Backed Securities	155,407	0.6%
Metals & Mining	151,893	0.6%
Life Sciences Tools & Services	146,985	0.6%
Household Durables	138,729	0.5%
Automobiles	138,097	0.5%
Capital Markets	132,042	0.5%
Multi-Utilities	115,838	0.5%
Paper & Forest Products	115,420	0.5%
Professional Services	106,502	0.4%
Road & Rail	105,037	0.4%
Commercial Services & Supplies	105,012	0.4%
Auto Components	100,979	0.4%
Multiline Retail	100,897	0.4%
Distributors	96,915	0.4%
Biotechnology	91,139	0.4%
Wireless Telecommunication Services	90,886	0.3%
Machinery	87,914	0.3%
Hotels, Restaurants & Leisure	86,603	0.3%
Consumer Finance	85,348	0.3%
Electronic Equipment, Instruments & Components	78,202	0.3%
Diversified Consumer Services	77,658	0.3%
Communications Equipment	73,510	0.3%
Independent Power and Renewable Electricity Producers	69,891	0.3%
Marine	61,556	0.2%
Energy Equipment & Services	55,977	0.2%
Electrical Equipment	54,433	0.2%
Personal Products	52,810	0.2%
Gas Utilities	47,481	0.2%
Construction & Engineering	44,324	0.2%
Tobacco	38,214	0.1%
Beverages	37,039	0.1%
U.S. Government Agency	33,002	0.1%
Air Freight & Logistics	27,599	0.1%
Household Products	26,538	0.1%
Health Care Technology	26,433	0.1%
Leisure Products	18,583	0.1%
Transportation Infrastructure	18,054	0.1%
Construction Materials	13,335	0.0%
Industrial Conglomerates	11,980	0.0%
Short-Term Investments and Other Assets-Net	1,497,155	5.8%
Short Positions (see summary below)	(2,435,552)	(9.4)%

	$25,801,450	100.0%

SHORT POSITIONS BY INDUSTRY
Global Allocation Fund (Unaudited)

Industry	Investments at Value†	Percentage of Net Assets
Machinery	$(157,896)	(0.6)%
Oil, Gas & Consumable Fuels	(123,335)	(0.5)%
Chemicals	(120,315)	(0.5)%
Real Estate Investment Trusts	(97,628)	(0.4)%
Food Products	(91,012)	(0.4)%
Real Estate Management & Development	(89,804)	(0.4)%
Textiles, Apparel & Luxury Goods	(89,777)	(0.4)%
Hotels, Restaurants & Leisure	(89,698)	(0.4)%
Multi-Utilities	(66,706)	(0.3)%
Pharmaceuticals	(65,860)	(0.3)%
Health Care Equipment & Supplies	(65,209)	(0.3)%
Internet & Catalog Retail	(62,510)	(0.2)%
Commercial Services & Supplies	(62,472)	(0.2)%
Beverages	(62,157)	(0.2)%
Metals & Mining	(59,583)	(0.2)%
Semiconductors & Semiconductor Equipment	(59,180)	(0.2)%
Software	(58,690)	(0.2)%
IT Services	(57,410)	(0.2)%
Media	(56,297)	(0.2)%
Internet Software & Services	(50,897)	(0.2)%
Specialty Retail	(49,819)	(0.2)%
Aerospace & Defense	(47,623)	(0.2)%
Electric Utilities	(44,097)	(0.2)%
Building Products	(39,410)	(0.2)%
Construction & Engineering	(38,314)	(0.2)%
Electronic Equipment, Instruments & Components	(37,713)	(0.2)%
Capital Markets	(37,320)	(0.1)%
Professional Services	(36,893)	(0.1)%
Road & Rail	(36,201)	(0.1)%
Construction Materials	(34,586)	(0.1)%
Insurance	(30,508)	(0.1)%
Electrical Equipment	(28,330)	(0.1)%
Life Sciences Tools & Services	(26,996)	(0.1)%
Trading Companies & Distributors	(26,454)	(0.1)%
Wireless Telecommunication Services	(24,473)	(0.1)%
Household Durables	(24,072)	(0.1)%
Energy Equipment & Services	(23,954)	(0.1)%
Transportation Infrastructure	(23,399)	(0.1)%
Household Products	(23,179)	(0.1)%
Diversified Telecommunication Services	(23,136)	(0.1)%
Diversified Financial Services	(19,354)	(0.1)%
Independent Power and Renewable Electricity Producers	(15,243)	(0.1)%
Gas Utilities	(14,599)	(0.1)%
Containers & Packaging	(13,856)	(0.1)%
Paper & Forest Products	(13,120)	(0.1)%
Thrifts & Mortgage Finance	(12,949)	(0.0)%
Automobiles	(12,523)	(0.0)%
Personal Products	(12,136)	(0.0)%
Distributors	(11,483)	(0.0)%
Communications Equipment	(10,889)	(0.0)%
Water Utilities	(10,656)	(0.0)%
Food & Staples Retailing	(10,153)	(0.0)%
Banks	(9,856)	(0.0)%
Health Care Providers & Services	(8,736)	(0.0)%
Leisure Products	(8,635)	(0.0)%
Auto Components	(8,451)	(0.0)%

Total Common Stocks Sold Short	$(2,435,552)	(9.4)%

Schedule of Investments Inflation Managed Fundb
(Unaudited) 7/31/15

NUMBER OF SHARES		VALUE	($)†

Common Stocks (43.1%)

Chemicals (7.2%)
897	Air Products & Chemicals, Inc.	127,831
162	Airgas, Inc.	16,527
103	Celanese Corp. Class A	6,790
963	CF Industries Holdings, Inc.	57,010
95	Chase Corp.	3,632
783	Chemours Co.	8,550
4,711	Dow Chemical Co.	221,700
4,014	E.I. du Pont de Nemours & Co.	223,821
571	Eastman Chemical Co.	44,766
1,033	Ecolab, Inc.	119,632
312	FMC Corp.	15,145
69	Innophos Holdings, Inc.	3,552
336	International Flavors & Fragrances, Inc.	38,838
1,609	LyondellBasell Industries NV Class A	150,972
1,822	Monsanto Co.	185,644
1,343	Mosaic Co.	57,668
583	OMNOVA Solutions, Inc.	3,772	*
1,118	PPG Industries, Inc.	121,169
1,085	Praxair, Inc.	123,842
116	Sensient Technologies Corp.	7,933
295	Sherwin-Williams Co.	81,939
436	Sigma-Aldrich Corp.	60,870
		1,681,603
Construction Materials (0.3%)
116	Martin Marietta Materials, Inc.	18,191
505	Vulcan Materials Co.	45,965
		64,156
Containers & Packaging (0.7%)
422	Avery Dennison Corp.	25,679
604	Ball Corp.	40,975
124	Berry Plastics Group, Inc.	4,038	*
723	Owens-Illinois, Inc.	15,436	*
869	Sealed Air Corp.	46,205
620	WestRock Co.	39,097	*
		171,430
Electric Utilities (0.5%)
1,200	NextEra Energy, Inc.	126,240

Energy Equipment & Services (1.6%)
205	Atwood Oceanics, Inc.	4,264
701	Baker Hughes, Inc.	40,763
179	Cameron International Corp.	9,032	*
292	Ensco PLC Class A	4,841
108	FMC Technologies, Inc.	3,538	*
1,384	Halliburton Co.	57,837
153	Helmerich & Payne, Inc.	8,834
782	National Oilwell Varco, Inc.	32,946
526	Noble Corp. PLC	6,286
246	PHI, Inc.	6,822	*
2,196	Schlumberger Ltd.	181,873
70	SEACOR Holdings, Inc.	4,422	*
247	Superior Energy Services, Inc.	4,199
		365,657
Gas Utilities (0.5%)
3,250	Suburban Propane Partners LP	123,793

Hotels, Restaurants & Leisure (1.0%)
4,000	Cedar Fair LP	214,600
280	Starwood Hotels & Resorts Worldwide, Inc.	22,249
		236,849
Independent Power and Renewable Electricity Producers (0.4%)
1,500	NRG Yield, Inc. Class A	29,565
3,000	NRG Yield, Inc. Class C	57,870
		87,435
Metals & Mining (0.7%)
4,925	Alcoa, Inc.	48,610
280	Allegheny Technologies, Inc.	5,969
493	Century Aluminum Co.	4,595	*
3,322	Freeport-McMoRan, Inc.	39,033
1,887	Newmont Mining Corp.	32,400	ØØ
957	Nucor Corp.	42,242
		172,849
Multi-Utilities (0.7%)
3,000	NiSource, Inc.	52,380
1,000	Sempra Energy	101,780
		154,160
Oil, Gas & Consumable Fuels (18.5%)
4,400	Alliance Holdings GP LP	166,496
894	Anadarko Petroleum Corp.	66,469
614	Apache Corp.	28,158
364	Cabot Oil & Gas Corp.	9,522
831	Chesapeake Energy Corp.	7,196
3,451	Chevron Corp.	305,344
150	Cimarex Energy Co.	15,618
3,000	Columbia Pipeline Group, Inc.	87,540
2,251	ConocoPhillips	113,315
157	CONSOL Energy, Inc.	2,594
14,000	Crestwood Equity Partners LP	52,080
7,800	Crestwood Midstream Partners LP	77,922
80	Delek US Holdings, Inc.	2,854
847	Devon Energy Corp.	41,859
9,200	Energy Transfer Equity LP	276,736
5,658	Energy Transfer Partners LP	289,690
8,600	Enterprise Products Partners LP	243,638
955	EOG Resources, Inc.	73,716
233	EP Energy Corp. Class A	1,950	*
173	EQT Corp.	13,295
7,658	Exxon Mobil Corp.	606,590	ØØ
133	Green Plains, Inc.	2,986
532	Hess Corp.	31,393
2,951	Kinder Morgan, Inc.	102,223
1,101	Marathon Oil Corp.	23,132
1,091	Marathon Petroleum Corp.	59,645
148	Murphy Oil Corp.	4,853
1,078	Navios Maritime Acquisition Corp.	4,269
367	Newfield Exploration Co.	12,034	*
512	Noble Energy, Inc.	18,038
203	Nordic American Tankers Ltd.	3,049
3,200	NuStar GP Holdings LLC	107,808
1,283	Occidental Petroleum Corp.	90,067
4,496	ONEOK, Inc.	169,904
141	PBF Energy, Inc. Class A	4,451
1,103	Phillips 66	87,689
220	Pioneer Natural Resources Co.	27,889
108	QEP Resources, Inc.	1,499
106	REX American Resources Corp.	5,474	*
361	Southwestern Energy Co.	6,715	*
6,074	Spectra Energy Corp.	183,799
3,200	Teekay Corp.	114,592
4,900	Teekay LNG Partners LP	134,799
1,037	Teekay Tankers Ltd. Class A	7,435
323	Tesoro Corp.	31,441
1,163	Valero Energy Corp.	76,293
3,400	Western Gas Partners LP	200,532
5,553	Williams Cos., Inc.	291,421
		4,286,012
Paper & Forest Products (0.4%)
115	Domtar Corp.	4,676
1,783	International Paper Co.	85,352
		90,028
Real Estate Investment Trusts (10.2%)
440	Alexandria Real Estate Equities, Inc.	40,792
3,020	American Homes 4 Rent Class A	49,981
1,655	American Tower Corp.	157,407
720	AvalonBay Communities, Inc.	124,085
940	Boston Properties, Inc.	115,883
1,685	CBL & Associates Properties, Inc.	27,533
700	CoreSite Realty Corp.	35,140
1,060	Crown Castle International Corp.	86,825
700	DCT Industrial Trust, Inc.	24,332
410	Digital Realty Trust, Inc.	26,351
1,345	Douglas Emmett, Inc.	39,422
220	Equinix, Inc.	61,360
1,945	Equity Residential	145,505
410	Essex Property Trust, Inc.	92,213
355	Extra Space Storage, Inc.	26,100
475	Federal Realty Investment Trust	64,975
2,330	General Growth Properties, Inc.	63,236
987	HCP, Inc.	38,138	ØØ
830	Health Care REIT, Inc.	57,577
3,060	Host Hotels & Resorts, Inc.	59,303
845	Hudson Pacific Properties, Inc.	26,009
2,390	Kimco Realty Corp.	59,057
990	LaSalle Hotel Properties	32,937
605	National Retail Properties, Inc.	22,488
1,085	OMEGA Healthcare Investors, Inc.	39,342
755	Plum Creek Timber Co., Inc.	30,955
1,915	Prologis, Inc.	77,768
655	Public Storage	134,393
685	Regency Centers Corp.	43,819
1,225	Simon Property Group, Inc.	229,345
535	SL Green Realty Corp.	61,600
345	Sovran Self Storage, Inc.	32,847
2,780	Spirit Realty Capital, Inc.	28,217
1,501	Sunstone Hotel Investors, Inc.	21,119
1,485	Ventas, Inc.	99,629
370	Vornado Realty Trust	36,094
1,720	Weyerhaeuser Co.	52,787
		2,364,564
Real Estate Management & Development (0.4%)
1,250	Brookfield Asset Management, Inc. Class A	43,537
1,945	Forest City Enterprises, Inc. Class A	45,416	*
		88,953
Total Common Stocks (Cost $10,314,176)		10,013,729

PRINCIPAL AMOUNT[a]			VALUE	($)†

Government Securities (12.8%)

Sovereign (12.8%)
AUD	225,000	Australia Government Bond, Senior Unsecured Notes, 2.00%, due 8/21/35	203,203
CAD	65,854	Canadian Government Bond, Bonds, 1.50%, due 12/1/44	64,711
EUR	181,276	France Government Bond OAT, Unsecured Notes, 0.70%, due 7/25/30	225,216	ñ
EUR	126,060	Italy Buoni Poliennali Del Tesoro, Bonds, 2.35%, due 9/15/35	167,219
EUR	207,319	Italy Buoni Poliennali Del Tesoro, Bonds, 2.55%, due 9/15/41	284,599
EUR	90,834	Italy Buoni Poliennali Del Tesoro, Senior Unsecured Notes, 2.35%, due 9/15/24	113,687	ñ
MXN	1,805,000	Mexican Bonos, Bonds, Ser. M, 7.75%, due 11/13/42	126,806
NZD	340,000	New Zealand Government Bond, Senior Unsecured Notes, 2.00%, due 9/20/25	237,446
NZD	360,000	New Zealand Government Bond, Senior Unsecured Notes, 2.50%, due 9/20/35	256,492
ZAR	2,310,000	South Africa Government Bond, Bonds, 6.50%, due 2/28/41	140,085
EUR	55,159	Spain Government Inflation Linked Bond, Senior Unsecured Notes, 1.00%, due 11/30/30	58,971	ñ
SEK	265,000	Sweden Inflation Linked Bond, Bonds, 3.50%, due 12/1/28	57,503
GBP	277,225	United Kingdom Gilt Inflation Linked Bonds, Bonds, 0.13%, due 3/22/44	565,918
GBP	97,982	United Kingdom Gilt Inflation Linked Bonds, Senior Unsecured Notes, 0.13%, due 3/22/29	172,525
GBP	122,807	United Kingdom Gilt Inflation Linked, Bonds, 0.25%, due 3/22/52	284,458

Total Government Securities (Cost $3,008,334)			2,958,839

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (13.4%)
63,031	U.S. Treasury Inflation Indexed Bonds, 0.13%, due 1/15/22	62,228
185,414	U.S. Treasury Inflation Indexed Bonds, 0.13%, due 1/15/23	181,619
20,936	U.S. Treasury Inflation Indexed Bonds, 0.13%, due 4/15/17	21,036
106,608	U.S. Treasury Inflation Indexed Bonds, 0.13%, due 4/15/20	106,566
72,375	U.S. Treasury Inflation Indexed Bonds, 0.13%, due 7/15/22	71,572
95,366	U.S. Treasury Inflation Indexed Bonds, 0.25%, due 1/15/25	93,369
596,121	U.S. Treasury Inflation Indexed Bonds, 0.63%, due 1/15/24	604,411
67,221	U.S. Treasury Inflation Indexed Bonds, 0.63%, due 2/15/43	60,488
97,823	U.S. Treasury Inflation Indexed Bonds, 1.13%, due 1/15/21	102,691
221,313	U.S. Treasury Inflation Indexed Bonds, 1.75%, due 1/15/28	251,692
323,447	U.S. Treasury Inflation Indexed Bonds, 2.00%, due 1/15/26	371,155
66,004	U.S. Treasury Inflation Indexed Bonds, 2.13%, due 2/15/40	82,133
126,138	U.S. Treasury Inflation Indexed Bonds, 2.38%, due 1/15/25	148,005
212,224	U.S. Treasury Inflation Indexed Bonds, 2.38%, due 1/15/27	254,453
204,876	U.S. Treasury Inflation Indexed Bonds, 2.50%, due 1/15/29	253,439
187,534	U.S. Treasury Inflation Indexed Bonds, 3.38%, due 4/15/32	265,639
122,937	U.S. Treasury Inflation Indexed Bonds, 3.88%, due 4/15/29	174,667

Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $3,130,309)		3,105,163

NUMBER OF SHARES		VALUE	($)†

Mutual Funds (29.4%)
115,180	Neuberger Berman Emerging Markets Equity Fund Institutional Class	1,760,000	§
109,430	Neuberger Berman Floating Rate Income Fund Institutional Class	1,101,323	§
227,779	Neuberger Berman High Income Bond Fund Institutional Class	1,998,763	§
306,474	Neuberger Berman Risk Balanced Commodity Strategy Fund Institutional Class	1,975,648	*§

Total Mutual Funds (Cost $7,789,328)		6,835,734

Short-Term Investments (0.7%)
165,306	State Street Institutional Liquid Reserves Fund Premier Class (Cost $165,306)	165,306	ØØ

Total Investments (99.4%) (Cost $24,407,453)		23,078,771	##

Cash, receivables and other assets, less liabilities (0.6%)		145,912	±

Total Net Assets (100.0%)		$23,224,683

See Notes to Schedule of Investments

Schedule of Investments Long Short Credit Fund
(Unaudited) 7/31/15

PRINCIPAL AMOUNT($)		VALUE	($)†

Corporate Debt Securities (21.0%)

Diversified Financial Services (1.1%)
250,000	Nationstar Mortgage LLC/Nationstar Capital Corp., Guaranteed Notes, 9.63%, due 5/1/19	263,750

Media (0.7%)
150,000	WideOpenWest Finance LLC/WideOpenWest Capital Corp., Guaranteed Notes, 13.38%, due 10/15/19	163,125

Mining (1.7%)
200,000	First Quantum Minerals Ltd., Guaranteed Notes, 7.25%, due 10/15/19	164,000	ñ
100,000	FMG Resources (August 2006) Pty Ltd., Guaranteed Notes, 6.88%, due 4/1/22	57,750	ñ
200,000	HudBay Minerals, Inc., Guaranteed Notes, 9.50%, due 10/1/20	196,000
		417,750
Oil & Gas (8.0%)
500,000	Chesapeake Energy Corp., Guaranteed Notes, 6.50%, due 8/15/17	487,500
250,000	Citgo Holding, Inc., Senior Secured Notes, 10.75%, due 2/15/20	255,625	ñ
200,000	Drill Rigs Holdings, Inc., Senior Secured Notes, 6.50%, due 10/1/17	160,000	ñ
250,000	Harvest Operations Corp., Guaranteed Notes, 6.88%, due 10/1/17	230,625
415,000	PBF Holding Co. LLC/PBF Finance Corp., Senior Secured Notes, 8.25%, due 2/15/20	437,825
500,000	Seadrill Ltd., Senior Unsecured Notes, 6.13%, due 9/15/17	430,000	ñ**
		2,001,575
Packing & Containers (3.7%)
375,000	Ardagh Packaging Finance PLC, Guaranteed Notes, 9.25%, due 10/15/20	434,399
500,000	Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., Guaranteed Notes, 6.00%, 6/15/17	497,500	ñ
		931,899
Software (2.2%)
250,000	First Data Corp., Guaranteed Notes, 12.63%, 1/15/21	289,375
250,000	First Data Corp., Secured Notes, 8.75%, due 1/15/22	265,000	ñ
		554,375
Telecommunications (3.6%)
150,000	EarthLink, Inc., Guaranteed Notes, 8.88%, due 5/15/19	155,933
200,000	Intelsat Luxembourg SA Guaranteed Notes, 6.75%, due 6/1/18	187,000
200,000	Intelsat Luxembourg SA Guaranteed Notes, 8.13%, due 6/1/23	159,000
200,000	Sprint Corp. Guaranteed Notes, 7.13%, due 6/15/24	183,000
200,000	Sprint Nextel Corp. Guaranteed Notes, 9.00%, due 11/15/18	224,000	ñ
		908,933
Total Investments (21.0%) (Cost $5,385,833)		5,241,407	##

Cash, receivables and other assets, less liabilities (79.0%)		19,734,378	±ØØ

Total Net Assets (100.0%)		$24,975,785

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund
(Unaudited) 7/31/15

NUMBER OF SHARES		VALUE	($)†

Long Positions (98.6%)

Common Stocks (73.1%)

Airlines (1.0%)
785,166	Delta Air Lines, Inc.	34,814,261
Banks (2.7%)
643,900	Citigroup, Inc.	37,642,394	ØØ
517,436	JPMorgan Chase & Co.	35,459,889
500,000	U.S. Bancorp	22,605,000
		95,707,283
Capital Markets (1.5%)
66,800	BlackRock, Inc.	22,466,176
418,393	Invesco Ltd.	16,149,970
591,842	KKR & Co. LP	14,145,024
		52,761,170
Chemicals (1.1%)
342,150	Ashland, Inc.	39,114,588

Consumer Finance (1.7%)
179,300	American Express Co.	13,637,558
441,000	Springleaf Holdings, Inc.	22,274,910	*
690,417	Synchrony Financial	23,722,728	*
		59,635,196
Diversified Financial Services (0.8%)
310,000	CME Group, Inc.	29,772,400

Electric Utilities (3.2%)
2,350,000	Brookfield Infrastructure Partners LP	98,371,000
272,400	Eversource Energy	13,543,728
		111,914,728
Electrical Equipment (0.9%)
119,499	Hubbell, Inc. Class B	12,476,890
355,574	Sensata Technologies Holding NV	18,248,058	*
		30,724,948
Electronic Equipment, Instruments & Components (2.6%)
284,000	Amphenol Corp. Class A	16,020,440
943,300	CDW Corp.	33,892,769
377,139	Zebra Technologies Corp. Class A	40,591,471	*ØØ
		90,504,680
Food & Staples Retailing (1.9%)
135,600	Costco Wholesale Corp.	19,702,680
263,700	CVS Health Corp.	29,658,339
557,000	Fresh Market, Inc.	16,988,500	*
		66,349,519
Food Products (1.1%)
840,000	ConAgra Foods, Inc.	37,010,400	ØØ

Health Care Equipment & Supplies (3.0%)
262,900	Sirona Dental Systems, Inc.	27,283,762	*
743,000	Zimmer Biomet Holdings, Inc.	77,324,010	ØØ
		104,607,772
Health Care Providers & Services (2.6%)
1,278,675	Accretive Health, Inc.	3,337,342	*
1,090,600	DaVita HealthCare Partners, Inc.	86,190,118	*
		89,527,460
Hotels, Restaurants & Leisure (4.3%)
481,600	Darden Restaurants, Inc.	35,522,816	ØØ
170,000	Dunkin' Brands Group, Inc.	9,161,300
915,100	Hilton Worldwide Holdings, Inc.	24,570,435	*
287,400	McDonald's Corp.	28,699,764
482,100	Starwood Hotels & Resorts Worldwide, Inc.	38,307,666	ØØ
190,100	Wyndham Worldwide Corp.	15,687,052
		151,949,033
Household Durables (1.1%)
632,600	Lennar Corp. Class A	33,553,104	ØØ
150,000	Newell Rubbermaid, Inc.	6,492,000
		40,045,104
Independent Power and Renewable Electricity Producers (1.2%)
680,700	Calpine Corp.	12,456,810	*
270,124	Dynegy, Inc.	7,036,730	*
287,000	NRG Yield, Inc. Class A	5,656,770
808,000	NRG Yield, Inc. Class C	15,586,320
		40,736,630
Internet & Catalog Retail (2.6%)
36,100	Amazon.com, Inc.	19,355,015	*
7,300	Priceline Group, Inc.	9,078,061	*
3,201,100	Vipshop Holdings Ltd. ADR	62,389,439	*ØØ
		90,822,515
Internet Software & Services (2.7%)
626,000	eBay, Inc.	17,603,120	*
53,200	Google, Inc. Class A	34,979,000	*
19,453	Google, Inc. Class C	12,169,991	*
504,000	Qihoo 360 Technology Co. Ltd. ADR	31,253,040	*
		96,005,151
IT Services (2.7%)
629,500	Genpact Ltd.	13,981,195	*
251,000	PayPal Holdings, Inc.	9,713,700	*
689,400	Visa, Inc. Class A	51,939,396	ØØ
173,900	WEX, Inc.	17,744,756	*
		93,379,047
Machinery (1.5%)
386,000	Ingersoll-Rand PLC	23,700,400
275,000	Valmont Industries, Inc.	30,588,250
		54,288,650
Media (1.7%)
2,295,619	Markit Ltd.	61,109,378	*

Metals & Mining (0.2%)
363,640	Steel Dynamics, Inc.	7,283,709

Multi-Utilities (1.3%)
570,300	NiSource, Inc.	9,957,438
720,000	WEC Energy Group, Inc.	35,280,000	ØØ
		45,237,438
Multiline Retail (0.4%)
180,000	Dollar General Corp.	14,466,600

Oil, Gas & Consumable Fuels (5.2%)
400,400	Cabot Oil & Gas Corp.	10,474,464
570,300	Columbia Pipeline Group, Inc.	16,641,354
251,371	Columbia Pipeline Partners LP	5,892,136
2,031,500	Enbridge, Inc.	88,492,140
271,687	Genesis Energy LP	12,060,186
187,300	PDC Energy, Inc.	8,793,735	*
1,093,563	Rice Energy, Inc.	19,738,812	*
521,300	Teekay Corp.	18,667,753
		180,760,580
Pharmaceuticals (1.2%)
615,800	Bristol-Myers Squibb Co.	40,421,112

Professional Services (2.8%)
731,000	Nielsen NV	35,424,260
344,200	TriNet Group, Inc.	9,252,096	*
672,242	Verisk Analytics, Inc.	52,508,823	*
		97,185,179
Real Estate Investment Trusts (1.9%)
550,200	General Growth Properties, Inc.	14,932,428
647,301	Outfront Media, Inc.	16,266,674
484,100	Starwood Property Trust, Inc.	10,534,016
794,800	Weyerhaeuser Co.	24,392,412
		66,125,530
Real Estate Management & Development (1.2%)
1,248,300	Brookfield Asset Management, Inc. Class A	43,478,289

Road & Rail (0.9%)
83,500	Avis Budget Group, Inc.	3,626,405	*
164,000	Canadian Pacific Railway Ltd.	26,379,400
		30,005,805
Semiconductors & Semiconductor Equipment (2.1%)
450,207	Altera Corp.	22,357,280
198,000	ASML Holding NV	19,635,660
642,081	Broadcom Corp. Class A	32,495,719
		74,488,659
Software (0.6%)
795,900	Activision Blizzard, Inc.	20,526,261

Specialty Retail (5.7%)
294,778	Asbury Automotive Group, Inc.	26,028,898	*
1,093,000	Five Below, Inc.	40,298,910	*
578,000	Home Depot, Inc.	67,643,340	ØØ
364,924	Mattress Firm Holding Corp.	22,570,549	*
505,820	Party City Holdco, Inc.	10,430,008	*
365,888	Tractor Supply Co.	33,851,958
		200,823,663
Technology Hardware, Storage & Peripherals (1.5%)
120,000	Apple, Inc.	14,556,000
442,100	EMC Corp.	11,888,069
416,300	SanDisk Corp.	25,098,727
		51,542,796
Textiles, Apparel & Luxury Goods (2.6%)
132,000	lululemon athletica, Inc.	8,297,520	*
712,850	PVH Corp.	82,719,114	ØØ
		91,016,634
Tobacco (0.6%)
149,131	Philip Morris International, Inc.	12,755,174
80,000	Reynolds American, Inc.	6,863,200
		19,618,374
Trading Companies & Distributors (0.2%)
180,000	AerCap Holdings NV	8,431,200	*

Transportation Infrastructure (1.1%)
2,665,000	Wesco Aircraft Holdings, Inc.	38,349,350	*

Water Utilities (1.0%)
650,000	American Water Works Co., Inc.	33,741,500

Wireless Telecommunication Services (0.7%)
205,000	SBA Communications Corp. Class A	24,747,600	*

Total Common Stocks (Cost $2,304,508,841)		2,559,030,192

PRINCIPAL AMOUNT		VALUE	($)†

Corporate Debt Securities (8.3%)

Airlines (0.1%)
$4,970,000	UAL Corp., Guaranteed Notes, 6.00%, due 12/1/20	5,181,225

Coal (0.0%)
14,504,000	Arch Coal, Inc., Guaranteed Notes, 7.00%, due 6/15/19	1,631,700

Electric (0.9%)
28,571,000	DPL, Inc., Senior Unsecured Notes, 7.25%, due 10/15/21	30,463,829

Electrical Components & Equipment (0.0%)
975,000	Energizer SpinCo, Inc., Guaranteed Notes, 5.50%, due 6/15/25	953,063	ñ

Entertainment (0.1%)
2,595,000	Regal Entertainment Group, Senior Unsecured Notes, 5.75%, due 3/15/22	2,659,875

Food (0.6%)
19,440,000	SUPERVALU, Inc., Senior Unsecured Notes, 6.75%, due 6/1/21	19,828,800

Healthcare - Services (0.4%)
14,893,000	Select Medical Corp., Guaranteed Notes, 6.38%, due 6/1/21	15,079,162

Home Builders (0.9%)
16,195,000	KB Home, Guaranteed Notes, 7.00%, due 12/15/21	16,741,581
13,284,000	KB Home, Guaranteed Notes, 7.50%, due 9/15/22	13,748,940
		30,490,521
Household Products - Wares (0.1%)
1,850,000	Spectrum Brands, Inc., Guaranteed Notes, 5.75%, due 7/15/25	1,905,130	ñ

Iron - Steel (0.3%)
$9,370,000	AK Steel Corp., Guaranteed Notes, 7.63%, due 5/15/20	6,734,688
2,940,000	United States Steel Corp., Senior Unsecured Notes, 7.38%, due 4/1/20	2,851,800
2,086,000	United States Steel Corp., Senior Unsecured Notes, 7.50%, due 3/15/22	1,981,700
		11,568,188
Media (0.7%)
3,050,000	Cablevision Systems Corp., Senior Unsecured Notes, 5.88%, due 9/15/22	2,889,875
11,735,000	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 7.63%, due 3/15/20	12,329,084
7,713,000	Sinclair Television Group, Inc., Guaranteed Notes, 6.13%, due 10/1/22	7,963,673
		23,182,632
Oil & Gas (1.0%)
65,000	Carrizo Oil & Gas, Inc., Guaranteed Notes, 6.25%, due 4/15/23	62,387
1,750,000	Carrizo Oil & Gas, Inc., Guaranteed Notes, 7.50%, due 9/15/20	1,758,750
5,752,000	Chesapeake Energy Corp., Guaranteed Notes, 4.88%, due 4/15/22	4,601,600
2,115,000	Clayton Williams Energy, Inc., Guaranteed Notes, 7.75%, due 4/1/19	1,877,062
19,771,000	Forest Oil Corp., Guaranteed Notes, 7.25%, due 6/15/19	4,250,765	c
1,375,000	Gulfport Energy Corp., Guaranteed Notes, 6.63%, due 5/1/23	1,375,000	ñ
950,000	Gulfport Energy Corp., Guaranteed Notes, 7.75%, due 11/1/20	973,750
4,895,000	PDC Energy, Inc., Guaranteed Notes, 7.75%, due 10/15/22	5,047,969
1,850,000	Rice Energy, Inc., Guaranteed Notes, 7.25% due 5/1/23	1,817,625	ñ
18,175,000	SandRidge Energy, Inc., Guaranteed Notes, 7.50%, due 2/15/23	5,543,375
8,865,000	SandRidge Energy, Inc., Guaranteed Notes, 7.50%, due 3/15/21	2,659,500
4,365,000	SM Energy Co., Senior Unsecured Notes, 5.63%, due 6/1/25	4,124,925
$3,375,000	Stone Energy Corp., Guaranteed Notes, 7.50%, due 11/15/22	2,666,250
		36,758,958
Packing & Containers (0.4%)
12,800,000	Ball Corp., Guaranteed Notes, 5.25%, due 7/1/25	12,871,040

Pipelines (0.8%)
12,100,000	Genesis Energy LP/Genesis Energy Finance Corp., Guaranteed Notes, 6.75%, due 8/1/22	12,069,750
15,656,000	Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp., Guaranteed Notes, 6.50%, due 4/1/19	14,481,800
		26,551,550
Telecommunications (2.0%)
4,500,000	Altice US Finance I Corp., Senior Secured Notes, 5.38%, due 7/15/23	4,522,500	ñ
7,020,000	Frontier Communications Corp., Senior Unsecured Notes, 6.88%, due 1/15/25	5,975,775
14,762,000	Frontier Communications Corp., Senior Unsecured Notes, 7.63%, due 4/15/24	13,433,420
4,910,000	MetroPCS Wireless, Inc., Guaranteed Notes, 6.63%, due 11/15/20	5,106,400
16,829,000	Sprint Capital Corp., Guaranteed Notes, 6.88%, due 11/15/28	14,262,577
15,425,000	Sprint Nextel Corp., Senior Unsecured Notes, 6.00%, due 11/15/22	13,550,862
4,090,000	T-Mobile USA, Inc., Guaranteed Notes, 6.13%, due 1/15/22	4,274,050
2,660,000	T-Mobile USA, Inc., Guaranteed Notes, 6.38%, due 3/1/25	2,789,675
5,475,000	T-Mobile USA, Inc., Guaranteed Notes, 6.50%, due 1/15/24	5,781,272
		69,696,531
Total Corporate Debt Securities (Cost $342,433,295)		288,822,204

CONTRACTS

Purchased Options (0.0%)
600	Avis Budget Group, Inc., Put Aug 2015 @ 45	84,000
2,500	Starwood Hotels & Resorts Worldwide, Inc., Put Nov 2015 @ 92.5	212,500

Total Options (Cost $714,650)		296,500

NUMBER OF SHARES		VALUE	($)†

Short-Term Investments (17.2%)
602,572,388	State Street Institutional Government Money Market Fund Premier Class (Cost $602,572,388)	602,572,388	ØØ

Total Long Positions (98.6%) (Cost $3,250,229,174)		3,450,721,284	##

Cash, receivables and other assets, less liabilities (13.8%)		484,470,822	±‡‡

Short Positions (see summary below) ((12.4)%)		(433,200,268)

Total Net Assets (100.0%)		$3,501,991,838

Short Positions ((12.4)%)

Common Stocks Sold Short (6.9%)‡

Aerospace & Defense (0.1%)
(100,000)	KLX, Inc.	(3,928,000)	*

Banks (0.3%)
(190,100)	CIT Group, Inc.	(8,942,304)

Capital Markets (0.9%)
(107,801)	Cohen & Steers, Inc.	(3,332,129)
(368,000)	Franklin Resources, Inc.	(16,762,400)
(266,200)	Morgan Stanley	(10,339,208)
		(30,433,737)
Electric Utilities (0.2%)
(190,000)	Southern Co.	(8,498,700)

Electrical Equipment (0.2%)
(300,000)	ABB Ltd.	(6,094,381)	*

Energy Equipment & Services (0.2%)
(115,000)	National Oilwell Varco, Inc.	(4,844,950)
(262,600)	Transocean Ltd.	(3,482,076)
		(8,327,026)
Food & Staples Retailing (0.4%)
(242,100)	Sysco Corp.	(8,790,651)
(171,000)	Whole Foods Market, Inc.	(6,224,400)
		(15,015,051)
Hotels, Restaurants & Leisure (0.3%)
(156,000)	Chuy's Holdings, Inc.	(4,431,960)	*
(21,600)	Panera Bread Co. Class A	(4,408,992)	*
		(8,840,952)
Industrial Conglomerates (0.3%)
(94,000)	Siemens AG ADR	(10,064,580)

IT Services (0.8%)
(358,862)	CGI Group, Inc. Class A	(13,399,907)	*
(43,200)	FleetCor Technologies, Inc.	(6,688,224)	*
(120,800)	NeuStar, Inc. Class A	(3,729,096)	*
(101,300)	VeriFone Systems, Inc.	(3,259,834)	*
		(27,077,061)
Machinery (0.6%)
(69,700)	Caterpillar, Inc.	(5,480,511)
(50,400)	Dover Corp.	(3,229,128)
(120,000)	Parker-Hannifin Corp.	(13,530,000)
		(22,239,639)
Multi-Utilities (0.3%)
(190,000)	Consolidated Edison, Inc.	(12,082,100)

Oil, Gas & Consumable Fuels (0.3%)
(60,000)	Kinder Morgan, Inc.	(2,078,400)
(137,800)	Phillips 66 Partners LP	(8,586,318)
		(10,664,718)
Pharmaceuticals (0.4%)
(289,800)	Impax Laboratories, Inc.	(14,043,708)	*

Road & Rail (0.1%)
(280,000)	Hertz Global Holdings, Inc.	(4,757,200)	*

Semiconductors & Semiconductor Equipment (0.5%)
(130,352)	Avago Technologies Ltd.	(16,312,249)

Specialty Retail (0.8%)
(80,000)	Bed Bath & Beyond, Inc.	(5,218,400)	*
(410,000)	Sally Beauty Holdings, Inc.	(12,213,900)	*
(410,060)	Sonic Automotive, Inc. Class A	(9,550,297)
		(26,982,597)
Textiles, Apparel & Luxury Goods (0.2%)
(428,600)	Tumi Holdings, Inc.	(8,250,550)	*

Total Common Stocks Sold Short (Proceeds $(251,655,195))		(242,554,553)

Exchange Traded Funds Sold Short (5.5%)
(248,000)	Consumer Discretionary Select Sector SPDR Fund	(19,894,560)
(290,000)	Industrial Select Sector SPDR Fund	(15,723,800)
(85,000)	iShares China Large-Cap ETF	(3,440,800)
(77,000)	iShares Core S&P Small-Cap ETF	(9,001,300)
(101,000)	iShares MSCI Australia ETF	(2,112,920)
(370,000)	iShares MSCI Emerging Markets ETF	(13,734,400)
(273,500)	iShares Russell 2000 ETF	(33,629,560)
(220,000)	iShares Russell Mid-Cap ETF	(37,602,400)
(126,500)	SPDR S&P Retail ETF	(12,441,275)
(530,000)	Utilities Select Sector SPDR Fund	(23,314,700)
(250,000)	Vanguard REIT ETF	(19,750,000)

Total Exchange Traded Funds Sold Short (Proceeds $(169,373,069))		(190,645,715)

Total Short Positions (Proceeds $(421,028,264))		(433,200,268)

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund
(Unaudited) 7/31/15

NUMBER OF SHARES		VALUE	($)†

Common Stocks (45.0%)

Aerospace & Defense (0.8%)
2,287	BAE Systems PLC	17,150
36	Boeing Co.	5,190
85	General Dynamics Corp.	12,675
413	Lockheed Martin Corp.	85,532	ØØ
81	Raytheon Co.	8,836
		129,383
Air Freight & Logistics (0.1%)
123	United Parcel Service, Inc. Class B	12,590

Airlines (0.3%)
1,870	Air New Zealand Ltd.	3,259	ØØ
7,000	Cathay Pacific Airways Ltd.	16,560
125	easyJet PLC	3,209
300	Japan Airlines Co. Ltd.	11,329
800	Singapore Airlines Ltd.	6,263
		40,620
Automobiles (0.3%)
800	General Motors Co.	25,208	ØØ
67	Porsche Automobil Holding SE (Preference Shares)	5,040
30	Renault SA	2,760
33	Volkswagen AG	6,670
		39,678
Banks (1.4%)
1,999	Australia & New Zealand Banking Group Ltd.	47,751	ØØ
743	Barclays PLC	3,353	ØØ
4,000	BOC Hong Kong Holdings Ltd.	16,099	ØØ
1,200	Dah Sing Banking Group Ltd.	2,545
300	DBS Group Holdings Ltd.	4,413
397	DNB ASA	6,474
400	Hang Seng Bank Ltd.	8,209
330	HSBC Holdings PLC	2,987
196	ING Groep NV-CVA	3,334
1,080	JPMorgan Chase & Co.	74,012	ØØ
400	Mitsubishi UFJ Financial Group, Inc.	2,905
400	Oversea-Chinese Banking Corp. Ltd.	3,000
698	Wells Fargo & Co.	40,393	ØØ
		215,475
Beverages (0.7%)
1,704	Coca-Cola Co.	70,000	ØØ
393	PepsiCo, Inc.	37,866	ØØ
		107,866
Biotechnology (0.0%)
113	Baxalta, Inc.	3,710	*

Capital Markets (0.9%)
1,940	3i Group PLC	16,769	ØØ
4,150	Apollo Investment Corp.	28,469
16	BlackRock, Inc.	5,381
850	Blackstone Group LP	33,362
3,150	FS Investment Corp.	31,941
800	UBS Group AG	18,421	*
		134,343
Chemicals (1.1%)
28	Air Products & Chemicals, Inc.	3,990
632	BASF SE	54,521	ØØ
45	Chemours Co.	491
288	Dow Chemical Co.	13,553
777	E.I. du Pont de Nemours & Co.	43,326	ØØ
508	LyondellBasell Industries NV Class A	47,666	ØØ
188	Orica Ltd.	2,640
		166,187
Commercial Services & Supplies (0.0%)
230	R.R. Donnelley & Sons Co.	4,037

Communications Equipment (0.7%)
3,806	Cisco Systems, Inc.	108,167	ØØ

Construction & Engineering (0.2%)
89	Bouygues SA	3,266
148	Skanska AB, B Shares	3,117
337	Vinci SA	21,615
		27,998
Containers & Packaging (0.1%)
513	Amcor Ltd.	5,404	ØØ
578	BillerudKorsnas AB	8,878	ØØ
102	Smurfit Kappa Group PLC	3,069
21	WestRock Co.	1,324	*
		18,675
Distributors (0.0%)
232	Inchcape PLC	2,909

Diversified Financial Services (0.4%)
673	CME Group, Inc.	64,635	ØØ
161	Industrivarden AB, C Shares	3,044
		67,679
Diversified Telecommunication Services (1.3%)
1,480	AT&T, Inc.	51,415	ØØ
5,800	BT Group PLC	42,068
400	BT Group PLC ADR	28,904
102	Elisa OYJ	3,436
181	PCCW Ltd.	108
4,700	Singapore Telecommunications Ltd.	13,978
9	Swisscom AG	5,234
848	Telenor ASA	18,604
2,792	TeliaSonera AB	16,975
6,090	Telstra Corp. Ltd.	28,890
		209,612
Electric Utilities (1.8%)
85	American Electric Power Co., Inc.	4,808
1,000	Cheung Kong Infrastructure Holdings Ltd.	8,681
62	Cleco Corp.	3,375
1,500	CLP Holdings Ltd.	12,722
271	Duke Energy Corp.	20,114
2,928	EDP - Energias de Portugal SA	10,830
187	Endesa SA	3,931
2,306	Enel SpA	10,855
220	Entergy Corp.	15,624
950	Exelon Corp.	30,486
298	Fortum OYJ	5,236
80	Hawaiian Electric Industries, Inc.	2,396
736	Iberdrola SA	5,193
907	NextEra Energy, Inc.	95,416	ØØ
1,500	Power Assets Holdings Ltd.	14,125
127	PPL Corp.	4,040
245	Southern Co.	10,959
725	SSE PLC	17,153
300	Tohoku Electric Power Co., Inc.	4,403
		280,347
Electrical Equipment (0.0%)
54	Eaton Corp. PLC	3,271

Electronic Equipment, Instruments & Components (0.0%)
158	AVX Corp.	2,128

Energy Equipment & Services (0.3%)
600	Schlumberger Ltd.	49,692	ØØ

Food & Staples Retailing (0.6%)
2,711	J Sainsbury PLC	11,215
429	Wal-Mart Stores, Inc.	30,879
1,163	Wesfarmers Ltd.	36,087	ØØ
2,184	WM Morrison Supermarkets PLC	6,224
727	Woolworths Ltd.	15,198
		99,603
Food Products (0.4%)
140	Archer-Daniels-Midland Co.	6,639
160	General Mills, Inc.	9,314
101	Kraft Heinz Co.	8,026
401	Orkla ASA	3,201
438	Pinnacle Foods, Inc.	19,688
5,000	Wilmar International Ltd.	11,663
		58,531
Gas Utilities (0.3%)
800	AmeriGas Partners LP	36,728
1,403	Snam SpA	6,903
		43,631
Health Care Equipment & Supplies (0.0%)
113	Baxter International, Inc.	4,529

Health Care Providers & Services (0.2%)
89	Anthem, Inc.	13,730
1,725	Primary Health Care Ltd.	5,800
105	Ramsay Health Care Ltd.	5,133
730	Sonic Healthcare Ltd.	11,030
		35,693
Hotels, Restaurants & Leisure (0.9%)
117	Carnival Corp.	6,235
1,000	Cedar Fair LP	53,650	ØØ
906	Echo Entertainment Group Ltd.	3,324
599	Las Vegas Sands Corp.	33,568
279	McDonald's Corp.	27,861
3,619	Tabcorp Holdings Ltd.	12,830
1,461	Tatts Group Ltd.	4,250
		141,718
Household Durables (0.2%)
315	Barratt Developments PLC	3,124	ØØ
1	Bellway PLC	37
349	Crest Nicholson Holdings PLC	2,976
402	Persimmon PLC	12,851	*
435	Redrow PLC	3,168
1,910	Taylor Wimpey PLC	5,798
		27,954
Household Products (1.1%)
70	Colgate-Palmolive Co.	4,761
500	Kimberly-Clark Corp.	57,485	ØØ
1,444	Procter & Gamble Co.	110,755	ØØ
		173,001
Independent Power and Renewable Electricity Producers (0.3%)
650	NRG Yield, Inc. Class A	12,811
650	NRG Yield, Inc. Class C	12,539
800	TerraForm Power, Inc. Class A	24,128	*
		49,478
Industrial Conglomerates (0.6%)
1,700	General Electric Co.	44,370	ØØ
1,050	Koninklijke Philips NV	29,200
250	Siemens AG ADR	26,768
		100,338
Insurance (2.6%)
1,096	Aegon NV	8,431	ØØ
230	Aflac, Inc.	14,732
82	Ageas	3,377	ØØ
382	Allianz SE	62,552	ØØ
89	AmTrust Financial Services, Inc.	6,186
1,940	AXA SA	51,135	ØØ
275	CNP Assurances	4,625
714	Direct Line Insurance Group PLC	4,080
3,601	Legal & General Group PLC	14,660
2,717	Mapfre SA	8,731
1,130	MetLife, Inc.	62,986	ØØ
141	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	25,907
5,350	Old Mutual PLC	17,721
907	Phoenix Group Holdings	12,082
116	Progressive Corp.	3,538
651	QBE Insurance Group Ltd.	6,947
200	Sampo Oyj, A Shares	9,884
486	Standard Life PLC	3,449
13	Swiss Life Holding AG	3,070	*
392	Swiss Re AG	35,293	*
85	Travelers Cos., Inc.	9,020
827	Unipol Gruppo Finanziario SpA	4,436
120	Zurich Insurance Group AG	36,548	*ØØ
		409,390
Internet Software & Services (0.0%)
938	Moneysupermarket.com Group PLC	4,296

IT Services (0.4%)
74	Amdocs Ltd.	4,340	ØØ
102	Automatic Data Processing, Inc.	8,137
307	IBM Corp.	49,731
		62,208
Leisure Products (0.3%)
550	Hasbro, Inc.	43,307	ØØ

Machinery (0.3%)
450	Deere & Co.	42,557	ØØ
32	Stanley Black & Decker, Inc.	3,376
4,300	Yangzijiang Shipbuilding Holdings Ltd.	4,043
		49,976
Marine (0.0%)
2	AP Moeller - Maersk A/S Class A	3,303	ØØ
Media (0.4%)
2,808	ITV PLC	12,309
1,200	Lagardere SCA	35,866
277	Pearson PLC	5,204
187	Sky PLC	3,329
213	WPP PLC	4,890
		61,598
Metals & Mining (1.2%)
202	Anglo American PLC	2,559	ØØ
2,249	BHP Billiton Ltd.	43,481	ØØ
1,200	BHP Billiton PLC	22,160	ØØ
449	Boliden AB	8,291
650	Franco-Nevada Corp.	26,351
2,000	Kobe Steel Ltd.	3,098
242	Rio Tinto Ltd.	9,351
1,055	Rio Tinto PLC	40,966
1,200	Southern Copper Corp.	33,432
		189,689
Multi-Utilities (1.6%)
328	ACEA SpA	4,319	ØØ
577	AGL Energy Ltd.	7,035	ØØ
3,335	Centrica PLC	13,880
289	Consolidated Edison, Inc.	18,377
1,075	Dominion Resources, Inc.	77,077	ØØ
2,852	National Grid PLC	37,996	ØØ
850	NiSource, Inc.	14,841	ØØ
78	PG&E Corp.	4,096
421	Public Service Enterprise Group, Inc.	17,543
550	Sempra Energy	55,979	ØØ
		251,143
Multiline Retail (0.3%)
6	Dollar Tree, Inc.	468	*
942	Harvey Norman Holdings Ltd.	3,071
200	Kohl's Corp.	12,264
1,192	Marks & Spencer Group PLC	10,127
246	Target Corp.	20,135
		46,065
Oil, Gas & Consumable Fuels (7.8%)
1,125	Alliance Holdings GP LP	42,570	ØØ
1,059	BP PLC	6,540
420	Chevron Corp.	37,162	ØØ
850	Columbia Pipeline Group, Inc.	24,803
1,028	ConocoPhillips	51,749	ØØ
3,200	Crestwood Midstream Partners LP	31,968
207	CVR Energy, Inc.	7,914
2,550	Energy Transfer Equity LP	76,704	ØØ
1,649	Energy Transfer Partners LP	84,429	ØØ
2,350	Enterprise Products Partners LP	66,575	ØØ
1,289	Exxon Mobil Corp.	102,102	ØØ
850	Golar LNG Ltd.	36,609	ØØ
600	Kinder Morgan, Inc.	20,784
124	Neste Oyj	3,447
600	NuStar Energy LP	33,942
118	Occidental Petroleum Corp.	8,284
239	OMV AG	6,359
900	ONEOK, Inc.	34,011	ØØ
254	PBF Energy, Inc. Class A	8,019
140	Phillips 66	11,130
1,700	Plains GP Holdings LP Class A	43,588	ØØ
997	Repsol SA	16,753
2,540	Royal Dutch Shell PLC, A Shares	72,985	ØØ
1,276	Royal Dutch Shell PLC, B Shares	37,073
2,100	Spectra Energy Corp.	63,546	ØØ
863	Statoil ASA	14,601
800	Teekay Corp.	28,648
1,325	Teekay LNG Partners LP	36,451	ØØ
1,611	TOTAL SA	79,750	ØØ
431	Valero Energy Corp.	28,274
625	Western Gas Partners LP	36,862
1,275	Williams Cos., Inc.	66,912	ØØ
255	Woodside Petroleum Ltd.	6,645
		1,227,189
Paper & Forest Products (0.4%)
105	International Paper Co.	5,026
472	Mondi PLC	11,351
1,357	Portucel SA	5,179
867	Stora Enso Oyj, R Shares	8,146
1,597	UPM-Kymmene OYJ	29,466
		59,168
Personal Products (0.2%)
750	Unilever NV	33,623

Pharmaceuticals (4.7%)
155	Almirall SA	3,045
1,089	AstraZeneca PLC	73,468	ØØ
1,091	Bristol-Myers Squibb Co.	71,613	ØØ
840	Eli Lilly & Co.	70,988	ØØ
3,865	GlaxoSmithKline PLC	84,260	ØØ
1,150	GlaxoSmithKline PLC ADR	49,956	ØØ
1,172	Johnson & Johnson	117,446	ØØ
763	Merck & Co., Inc.	44,986	ØØ
55	Novo Nordisk A/S Class B	3,225
2,590	Pfizer, Inc.	93,395	ØØ
152	Recordati SpA	3,788
1,000	Sanofi	107,596	ØØ
300	Takeda Pharmaceutical Co. Ltd.	15,105
		738,871
Real Estate Investment Trusts (5.1%)
640	Altisource Residential Corp.	10,534
350	American Campus Communities, Inc.	13,062
1,150	Annaly Capital Management, Inc.	11,443
200	AvalonBay Communities, Inc.	34,468	ØØ
370	BioMed Realty Trust, Inc.	7,970
450	Blackstone Mortgage Trust, Inc. Class A	13,126
540	Brandywine Realty Trust	7,436
1,075	CBL & Associates Properties, Inc.	17,565
300	Corporate Office Properties Trust	6,939
740	Crown Castle International Corp.	60,613
300	Digital Realty Trust, Inc.	19,281
265	EPR Properties	15,137
200	Equinix, Inc.	55,782	ØØ
450	Extra Space Storage, Inc.	33,084
300	HCP, Inc.	11,592
165	Health Care REIT, Inc.	11,446
375	Highwoods Properties, Inc.	15,874
180	Home Properties, Inc.	13,266
970	Kimco Realty Corp.	23,969
320	LaSalle Hotel Properties	10,646
430	Liberty Property Trust	14,633
200	Mid-America Apartment Communities, Inc.	16,068
215	National Retail Properties, Inc.	7,992
650	NorthStar Realty Finance Corp.	10,400
425	OMEGA Healthcare Investors, Inc.	15,410
1,600	Outfront Media, Inc.	40,208
1,540	Prologis, Inc.	62,539	ØØ
100	Public Storage	20,518
475	Retail Opportunity Investments Corp.	8,146
260	RLJ Lodging Trust	7,756
265	Simon Property Group, Inc.	49,613	ØØ
1,420	Spirit Realty Capital, Inc.	14,413
720	STAG Industrial, Inc.	14,141
1,785	Starwood Property Trust, Inc.	38,842
125	Sun Communities, Inc.	8,689
340	Ventas, Inc.	22,811
1,645	Weyerhaeuser Co.	50,485	ØØ
1,100	WP GLIMCHER, Inc.	14,894
		810,791
Real Estate Management & Development (0.1%)
650	Brookfield Property Partners LP	13,247

Road & Rail (0.2%)
58	Norfolk Southern Corp.	4,891
300	Union Pacific Corp.	29,277
		34,168
Semiconductors & Semiconductor Equipment (0.4%)
1,702	Intel Corp.	49,273	ØØ
290	Texas Instruments, Inc.	14,494
		63,767
Software (1.0%)
2,705	Microsoft Corp.	126,323	ØØ
750	Oracle Corp.	29,955
89	Symantec Corp.	2,024
		158,302
Specialty Retail (0.5%)
850	Best Buy Co., Inc.	27,447
327	Hennes & Mauritz AB, B Shares	13,009
250	Home Depot, Inc.	29,257
448	JD Sports Fashion PLC	5,632
86	L Brands, Inc.	6,942
		82,287
Technology Hardware, Storage & Peripherals (0.3%)
250	Apple, Inc.	30,325
700	Canon, Inc.	22,434	ØØ
		52,759
Tobacco (1.6%)
801	Altria Group, Inc.	43,559	ØØ
1,312	British American Tobacco PLC	77,878	ØØ
781	Imperial Tobacco Group PLC	41,041	ØØ
350	Imperial Tobacco Group PLC ADR	36,666
454	Philip Morris International, Inc.	38,831	ØØ
103	Reynolds American, Inc.	8,836
		246,811
Transportation Infrastructure (0.0%)
194	Atlantia SpA	5,182	ØØ

Wireless Telecommunication Services (0.6%)
22,648	Vodafone Group PLC	85,538	ØØ

Total Common Stocks (Cost $7,266,795)		7,091,521

Preferred Stocks (2.0%)

Real Estate Investment Trusts (2.0%)
600	Alexandria Real Estate Equities, Inc., Ser. E, 6.45%	15,588
600	Apartment Investment & Management Co., 6.88%	16,194
600	Ashford Hospitality Trust, Inc., Ser. D, 8.45%	15,498
600	Cedar Realty Trust, Inc., Ser. B, 7.25%	15,324
600	CubeSmart, Ser. A, 7.75%	15,954
600	DuPont Fabros Technology, Inc., Ser. B, 7.63%	15,300
600	Equity Commonwealth, Ser. E, 7.25%	15,384
600	Essex Property Trust, Inc., Ser. H, 7.13%	15,540
600	First Potomac Realty Trust, Ser. A, 7.75%	15,396
600	General Growth Properties, Inc., Ser. A, 6.38%	15,372
600	Hersha Hospitality Trust, Ser. C, 6.88%	15,450
600	Kilroy Realty Corp., Ser. G, 6.88%	15,498
600	Kite Realty Group Trust, Ser. A, 8.25%	15,444
600	PS Business Parks, Inc., Ser. S, 6.45%	15,708
600	Regency Centers Corp., Ser. 6, 6.63%	15,570
600	Retail Properties of America, Inc., Ser. A, 7.00%	15,720
600	Sabra Health Care REIT, Inc., Ser. A, 7.13%	15,582
600	SL Green Realty Corp., Ser. I, 6.50%	15,564
600	Sunstone Hotel Investors, Inc., Ser. D, 8.00%	15,486
600	VEREIT, Inc., Ser. F, 6.70%	14,730

Total Preferred Stocks (Cost $311,706)		310,302

PRINCIPAL AMOUNT		VALUE	($)†

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (6.0%)
$330,000	U.S. Treasury Bonds, 3.00%, due 11/15/44	335,311
90,000	U.S. Treasury Bonds, 4.38%, due 11/15/39	114,617
80,000	U.S. Treasury Bonds, 4.50%, due 2/15/36	103,875
200,930	U.S. Treasury Inflation Indexed Bonds, 3.38%, due 4/15/32	284,613
70,000	U.S. Treasury Notes, 0.38%, due 3/31/16	70,038
30,000	U.S. Treasury Notes, 1.63%, due 11/15/22	29,290
10,000	U.S. Treasury Notes, 2.75%, due 2/15/24	10,499

Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $994,066)		948,243

U.S. Government Agency Securities (0.7%)
90,000	Federal Home Loan Bank, Bonds, 5.50%, due 7/15/36 (Cost $126,385)	118,806

NUMBER OF SHARES		VALUE	($)†

Exchange Traded Funds (4.4%)
6,000	iShares 10+ Year Credit Bond ETF	348,120	ØØ
8,900	SPDR Barclays Long Term Corporate Bond ETF	348,079	ØØ

Total Exchange Traded Funds (Cost $745,334)		696,199

Mutual Funds (41.0%)
184,391	Neuberger Berman Emerging Markets Debt Fund Institutional Class	1,619,324	§ØØ
243,337	Neuberger Berman Floating Rate Income Fund Institutional Class	2,448,992	§ØØ
273,241	Neuberger Berman High Income Bond Fund Institutional Class	2,397,691	§ØØ

Total Mutual Funds (Cost $6,617,454)		6,466,007

Short-Term Investments (0.6%)
92,548	State Street Institutional Liquid Reserves Fund Premier Class (Cost $92,548)	92,548	ØØ

Total Investments (99.7%) (Cost $16,154,288)		15,723,626	##

Cash, receivables and other assets, less liabilities (0.3%)		50,621	‡‡±

Total Net Assets (100.0%)		$15,774,247

See Notes to Schedule of Investments

July 31, 2015 (Unaudited)

Notes to Schedule of Investments

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman Flexible Select Fund (“Flexible Select”), Neuberger Berman Global Allocation Fund (“Global Allocation”) Neuberger Berman Inflation Managed Fund (“Inflation Managed”) (formerly, Neuberger Berman Inflation Navigator Fund), Neuberger Berman Long Short Fund (“Long Short”), Neuberger Berman Long Short Credit Fund (“Long Short Credit”) and Neuberger Berman Multi-Asset Income Fund (“Multi-Asset Income”), (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

	•	Level 1 – quoted prices in active markets for identical investments
	•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
	•	Level 3 – unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments (long and short positions) in equity securities, exchange traded funds, preferred stock, purchased option contracts and written option contracts, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations.

The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid or offer quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

U.S. Treasury Securities. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.

Sovereign Debt. Inputs used to value sovereign debt generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

The value of financial futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of forward foreign currency contracts (“forward contracts”) is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on an independent pricing service’s network, along with other traded and quoted currency rates provided to the pricing service by leading market participants (Level 2 inputs).

The value of credit default swap contracts is determined by Management by obtaining valuations from independent pricing services using a model that considers a number of factors, which may include default probabilities, credit curves, recovery rates and cash flows (Level 2 inputs).

The value of swaptions is determined by Management by obtaining valuations from independent pricing services using market data and an industry standard model that considers a number of factors, which may include underlying curve/spread data, default-adjusted forward spread, data sources, delta adjustment, volatility skews and skew fallbacks (Level 2 inputs).

The value of total return swaps is determined by Management by obtaining valuations from independent pricing services using the underlying index and stated London Interbank Offered Rate (“LIBOR”) (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Alternative Funds’ Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, trading in financial futures or American Depositary Receipts ("ADRs") and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rates as of the end of regular trading on the New York Stock Exchange (“NYSE”) on business days, usually 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs).  The Board has also approved the use of Interactive to evaluate the prices of foreign income securities as of the close of the NYSE. Interactive utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the close of the NYSE (Level 2 inputs) to assist in determining prices for certain foreign income securities.  In the case of both foreign equity and foreign income securities, in the absence of precise information about the market values of these foreign securities as of the close of the NYSE, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Funds’ investments as of July 31, 2015:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Flexible Select
Investments:
Common Stocks^	$87,717,427	$-	$-	$87,717,427
Preferred Stocks^	273,666	-	-	273,666

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Exchange Traded Funds	204,510	-	-	204,510
Investment Companies	11,889	4,989,939	-	5,001,828
Short-Term Investments	-	7,586,077	-	7,586,077
Total Investments	88,207,492	12,576,016	-	100,783,508
Global Allocation
Investments:
Common Stocks^	13,194,865	-	-	13,194,865
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	-	1,205,376	-	1,205,376
U.S. Government Agency Securities	-	33,002	-	33,002
Mortgage-Backed Securities	-	155,407	-	155,407
Government Securities	-	2,052,068	-	2,052,068
Exchange Traded Funds	696,244	-	-	696,244
Mutual Funds	-	9,402,885	-	9,402,885
Short-Term Investments	-	254,332	-	254,332
Total Long Positions	13,891,109	13,103,070	-	26,994,179
Inflation Managed
Investments:
Common Stocks^	10,013,729	-	-	10,013,729
Government Securities	-	2,958,839	-	2,958,839
U.S. Treasury Securities–Backed by the Full Faith and Credit of the U.S. Government	-	3,105,163	-	3,105,163
Mutual Funds	-	6,835,734	-	6,835,734
Short-Term Investments	-	165,306	-	165,306
Total Investments	10,013,729	13,065,042	-	23,078,771
Long Short
Investments:
Common Stocks^	2,559,030,192	-	-	2,559,030,192
Corporate Debt Securities^	-	288,822,204	-	288,822,204
Purchased Options	296,500	-	-	296,500
Short-Term Investments	-	602,572,388	-	602,572,388
Total Long Positions	2,559,326,692	891,394,592		3,450,721,284
Long Short Credit
Investments:
Corporate Debt Securities^	-	5,241,407	-	5,241,407
Total Investments	-	5,241,407	-	5,241,407
Multi-Asset Income
Investments:
Common Stocks^	7,091,521	-	-	7,091,521
Preferred Stocks^	310,302	-	-	310,302
U.S. Treasury Securities–Backed by the Full Faith and Credit of the U.S. Government	-	948,243	-	948,243
U.S. Government Agency Securities	-	118,806	-	118,806
Exchange Traded Funds	696,199	-	-	696,199
Mutual Funds	-	6,466,007	-	6,466,007
Short-Term Investments	-	92,548	-	92,548
Total Investments	$8,098,022	$7,625,604	$-	$15,723,626

^	The Schedule of Investments (or Long Positions by Industry for Global Allocation) provides information on the industry categorization for the portfolio.

The following is a summary, categorized by Level, of inputs used to value the Funds’ derivatives as of July 31, 2015:

Asset Valuation Inputs
	Level 1	Level 2	Level 3	Total
Inflation Managed
Futures contracts (unrealized appreciation)	$66,502	$-	$-	$66,502
Total	$66,502	$-	$-	$66,502

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Global Allocation
Forward contracts (unrealized appreciation)	$-	$226,042	$-	$226,042
Futures contracts (unrealized appreciation)	55,186	-	-	55,186
Total	$55,186	$226,042	$-	$281,228
Long Short
Futures contracts (unrealized appreciation)	$1,931,205	$-	$-	$1,931,205
Total return swaps (unrealized appreciation)	$-	163,731	$-	$163,731
Total	$1,931,205	$-163,731	$-	$2,094,936
Long Short Credit
Futures contracts (unrealized appreciation)	$25,223	$-	$-	$25,223
Total	$25,223	$-	$-	$25,223
Multi-Asset Income
Forward contracts (unrealized appreciation)	$-	$114,189	$-	$114,189
Futures contracts (unrealized appreciation)	27,550	-	-	27,550
Total	$27,550	$114,189	$-	$141,739

The following is a summary, categorized by Level, of inputs used to value the Funds’ investments as of July 31, 2015:

Liability Valuation Inputs	Level 1	Level 2	Level 3§	Total
Global Allocation
Common Stocks Sold Short^	$(2,418,034)	$-	$-	$(2,418,034)
Rights Sold Short^	-	-	-(17,518)	(17,518)
Total Short Positions	$(2,418,034)	$-	$(17,518)	$(2,435,552)
Long Short
Common Stocks Sold Short^	$(242,554,553)	$-	$-	$(242,554,553)
Exchange Traded Funds Sold Short	(190,645,715)	-	-	(190,645,715)
Total Short Positions	$(433,200,268)	$-	$-	$(433,200,268)

§	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/14	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 7/31/15	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/15
Investments in Securities:
Global Allocation
Rights Sold Short
United States	$-	$-	$-	$-	$-	$-	$(17,518)	$-	$(17,518)	$-
Total	$-	$-	$-	$-	$-	$-	$(17,518)	$-	$(17,518)	$-

As of the period ended July 31, 2015, Global Allocation's Level 3 investments did not have a material impact on the Fund's net assets; therefore, the disclosure of unobservable inputs used in forming valuations is not presented.

As of the period ended July 31, 2015, certain securities were transferred from one level (as of October 31, 2014) to another. Based on beginning of period market values as of November 1, 2014, $(17,518) was transferred from Level 2 to Level 3 for Global Allocation, respectively, as a result of a decrease in the number of observable quotations or dated observable inputs that were readily available to the independent pricing service or Management. As of the period ended July 31, 2015, the Funds had no transfers between Levels 1 and 2.

^	The Schedule of Investments (or Short Positions by Industry for Global Allocation) provides information on the industry categorization for the portfolio.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

The following is a summary, categorized by Level, of inputs used to value the Funds’ derivatives as of July 31, 2015:

Liability Valuation Inputs	Level 1	Level 2	Level 3	Total
Global Allocation
Forward contracts (unrealized depreciation)	$-	$(179,881)	$-	$(179,881)
Futures contracts (unrealized depreciation)	(38,342)	-	-	(38,342)
Total	$(38,342)	$(179,881)	$-	$(218,223)
Inflation Managed
Futures contracts (unrealized depreciation)	$(35,011)	$-	$-	$(35,011)
Total	$(35,011)	$-	$-	$(35,011)
Long Short
Futures contracts (unrealized depreciation)	$(1,986,530)	$-	$-	$(1,986,530)
Option Contracts	(986,500)	-	-	(986,500)
Total	$(2,973,030)	$-	$-	$(2,973,030)
Long Short Credit
Forward contracts (unrealized depreciation)	$-	$(56)	$-	$(56)
Centrally cleared credit default swap contracts	-	(7,473)	-	(7,473)
Over the counter credit default swap contracts	-	(250)	-	$(250)
Swaptions		826	-	826
Total	$-	$(205,276)	$-	$(205,276)
Multi-Asset Income
Forward contracts (unrealized depreciation)	$-	$(91,369)	$-	$(91,369)
Futures contracts (unrealized depreciation)	(17,079)	-	-	(17,049)
Option Contracts	(7,840)	-	-	(7,849)
Total	$(24,919)	$(91,369)	$-	$(116,288)

##	At July 31, 2015, selected fund information on a U.S. federal income tax basis was as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Flexible Select	$89,371,340	$13,857,425	$2,445,257	$11,412,168
Global Allocation	26,566,779	1,292,707	865,307	427,400
Inflation Managed	24,269,718	855,389	2,046,336	(1,190,947)
Long Short	3,251,235,000	345,506,517	146,020,233	199,486,284
Long Short Credit	5,403,598	368	162,559	(162,191)
Multi-Asset Income	16,170,916	186,576	633,866	(447,290)

*	Security did not produce income during the last twelve months.

c	Security had an event of default.

‡‡	At July 31, 2015 the Funds had outstanding call and put options written as follows:

Fund	Name of Issuer	Contracts	Exercise Price	Expiration Date	Market Value of Options
Long Short	Avis Budget Group Inc., Put	600	37.5	August 2015	$(24,000)
Long Short	Starwood Hotels & Resorts Worldwide, Inc., Put	2,500	77.5	November 2015	(962,500)
					$(986,500)
Multi-Asset Income	S&P 500 Index, Call	5	2,175	September 2015	$(2,165)
Multi-Asset Income	S&P 500 Index, Call	5	2,180	October 2015	(5,675)
					$(7,840)

At July 31, 2015, Long Short had deposited $20,343,750 in a segregated account to cover requirements on put options written.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

f	Value of the security was determined using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security.

ñ
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid. At July 31, 2015, these securities amounted to $140,088 or 0.5% of net assets for Global Allocation, $397,874 or 1.7% of net assets for Inflation Managed, $10,573,318 or 0.3% of net assets for Long Short and $2,053,875 or 8.2% of net assets for Long Short Credit.

N	These securities have been deemed by the investment manager to be illiquid. At July 31, 2015, these securities amounted to approximately $(17,518) or 0.1% of net assets for Global Allocation.

Ø	All or a portion of this security was purchased on a when-issued basis. At July 31, 2015, these securities amounted to $155,407 for Global Allocation.

È	All or a portion of this security is on loan.

ØØ
All or a portion of this security is segregated in connection with obligations for common stocks sold short and/or written options and/or forward contracts and/or total return swap contracts and/or credit default swap contracts and/or financial futures contracts.

**	Step Bond: Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a rating change made by a rating agency.

§	Affiliated issuer.

Investments in Affiliates(1):
	Balance of Shares Held October 31, 2014	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held July 31, 2015	Value July 31, 2015	Distributions from Investments in Affiliated Issuers(2)	Net Realized Gain (Loss) from Investments in Affiliated Issuers

Flexible Select
Neuberger Berman Core Bond Fund Institutional Class	582,729	64,885	169,124	478,490	$4,989,939	$127,432	$22,716
Global Allocation
Neuberger Berman Emerging Markets Debt Fund Institutional Class	-	150,197	2,790	147,407	$1,294,528	$38,889	$(973)
Neuberger Berman Emerging Markets Equity Fund Institutional Class	-	187,444	11,254	176,190	2,692,263	-	2,598
Neuberger Berman High Income Bond Fund Institutional Class	-	155,289	5,068	150,221	1,318,192	36,987	(1,058)
Neuberger Berman International Equity Fund Institutional Class	-	301,887	5,227	296,660	3,390,235	-	4,599
Neuberger Berman Risk Balanced Commodity Strategy Fund Institutional Class	-	111,879	2,101	109,778	707,667	-	(210)
Neuberger Berman Short Duration High Income Fund Institutional l Class	-	137,958	137,958	-	-	3,391	19,294
Total	-				$9,402,885	$79,267	$24,250
Inflation Managed
Neuberger Berman Emerging Markets Equity Fund Institutional Class	103,341	48,921	37,082	115,180	1,760,000	19,481	10,071
Neuberger Berman Floating Rate Income Fund Institutional Class	91,688	49,972	32,230	109,430	1,101,323	27,903	(5,574)
Neuberger Berman High Income Bond Fund Institutional Class	102,045	183,857	58,123	227,779	1,998,763	69,352	(14,197)
Neuberger Berman Risk Balanced Commodity Strategy Fund Institutional Class	238,082	115,411	47,019	306,474	1,975,648	203*	(105,901)
Total					$6,835,734	$116,939	$(115,601)
Multi-Asset Income
Neuberger Berman Emerging Markets Debt Fund Institutional Class	-	184,391	-	184,391	$1,619,324	$29,339	$-
Neuberger Berman Floating Rate Income Fund Institutional Class	-	249,254	5,917	243,337	2,448,992	32,399	118
Neuberger Berman High Income Fund Institutional Class	-	280,950	7,709	273,241	2,397,691	45,175	423
Total					$6,466,007	$106,913	$541

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

(1)
Affiliated issuers, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).  Neuberger Berman Alternative Funds and Management have obtained an exemptive order from the Securities and Exchange Commission that permits the Funds to invest in both affiliated and unaffiliated investment companies, including exchange-traded funds, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, subject to the terms and conditions of such order.

	(2)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying fund.
	*	Security did not produce income during the last twelve months.

‡
At July 31, 2015, Global Allocation had deposited $1,385,324 in a segregated account to cover collateral requirements for borrowing in connection with securities sold short. For Global Allocation, this collateral is made up of the proceeds from the securities sold short and collateral received from security lending activities.  At July 31, 2015, Long Short had deposited $442,132,060 in a segregated account to cover collateral requirements for borrowing in connection with securities sold short.

±	At July 31, 2015, open positions in financial futures contracts were as follows:

Fund	Expiration	Open Contracts	Position	Unrealized Appreciation (Depreciation)
Global Allocation	September 2015	1 AUD/USD Currency	Short	$4,353
Global Allocation	September 2015	1 CAD Currency	Short	3,342
Global Allocation	September 2015	1 Canadian Treasury Bond, 10 Year	Short	(3,000)
Global Allocation	September 2015	1 CHF Currency	Short	4,958
Global Allocation	September 2015	2 Euro-Bund	Short	(69)
Global Allocation	September 2015	1 Euro-Schatz	Short	9
Global Allocation	September 2015	5 GBP Currency	Short	(13,077)
Global Allocation	September 2015	1 UK Long Gilt Bond	Short	(1,235)
Global Allocation	September 2015	1 Mini Japanese Government Bond, 10 Year	Short	(1,287)
Global Allocation	September 2015	4 Mini MSCI Emerging Markets Index	Short	8,890
Global Allocation	September 2015	3 NZD Currency Dollar	Short	8,447
Global Allocation	September 2015	1 ZAR Currency	Short	760
Global Allocation	September 2015	1 U.S. Treasury Note, 10 Year	Short	(963)
Global Allocation	August 2015	1 AEX-Index	Long	558
Global Allocation	August 2015	3 CAC 40 Index	Long	(51)
Global Allocation	August 2015	3 H-Shares Index	Long	(1,330)
Global Allocation	August 2015	8 OMX Stockholm 30 Index	Long	133
Global Allocation	September 2015	1 CAD Currency	Long	(13)
Global Allocation	September 2015	3 Euro Currency	Long	554
Global Allocation	September 2015	1 Euro STOXX 50 Index	Long	1,832
Global Allocation	September 2015	2 Euro-BTP	Long	110
Global Allocation	September 2015	2 FTSE 100 Index	Long	5,095
Global Allocation	September 2015	1 FTSE/MIB Index	Long	(137)
Global Allocation	September 2015	1 GBP Currency	Long	2,603
Global Allocation	September 2015	4 JPY Currency	Long	1,163
Global Allocation	September 2015	3 UK Long Gilt Bond	Long	(52)
Global Allocation	September 2015	6 Mini MSCI Emerging Markets Index	Long	(17,081)
Global Allocation	September 2015	4 Mini MSCI EAFE Index	Long	232
Global Allocation	September 2015	2 NASDAQ 100 E-Mini Index	Long	3,144
Global Allocation	September 2015	3 Nikkei 225 Index	Long	166
Global Allocation	September 2015	3 S&P 500 E-Mini Index	Long	2,289
Global Allocation	September 2015	2 TOPIX Index	Long	81
Global Allocation	September 2015	1 U.S. Treasury Long Bond	Long	5,123
Global Allocation	December 2015	1 EuroYen, 3 Month	Long	(47)
Global Allocation	December 2015	1 New Zealand Treasury Bill, 90 Day	Long	1,344
Total				$16,844
Inflation Managed	September 2015	2 AUD/USD Currency	Short	$5,194
Inflation Managed	September 2015	3 Canadian Treasury Bond, 10 Year	Short	(9,163)
Inflation Managed	September 2015	2 Euro-OAT	Short	(7,493)
Inflation Managed	September 2015	3 MXN Currency	Short	706
Inflation Managed	September 2015	1 Mini Japanese Government Bond, 10 Year	Short	(472)
Inflation Managed	September 2015	7 NZD Currency	Short	31,245
Inflation Managed	September 2015	4 ZAR Currency	Short	3,038

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Inflation Managed	September 2015	1 U.S. Treasury Long Bond	Short	(3,158)
Inflation Managed	September 2015	5 U.S. Treasury Note, 10 Year	Short	(3,291)
Inflation Managed	September 2015	1 U.S. Treasury Bond, Ultra Long	Short	(4,666)
Inflation Managed	September 2015	2 CAD Currency	Long	(6,706)
Inflation Managed	September 2015	1 EUR Currency	Long	278
Inflation Managed	September 2015	8 GBP Currency	Long	20,827
Inflation Managed	September 2015	1 JPY Currency	Long	(22)
Inflation Managed	September 2015	1 UK Long Gilt Bond	Long	1,217
Inflation Managed	December 2015	1 EuroYen, 3 Month	Long	(40)
Inflation Managed	December 2015	3 New Zealand Bank Bill, 3 Month	Long	3,885
Inflation Managed	December 2016	1 Canadian Banker's Acceptance	Long	112
Total				$31,491
Long Short	September 2015	470 Russell 2000 Mini Index	Short	$1,441,767
Long Short	September 2015	3,554 S&P 500 E-Mini Index	Short	(1,986,530)
Long Short	September 2015	160 S&P MidCap 400 E-Mini Index	Short	489,438
Total				$(55,325)
Long Short Credit	September 2015	30 U.S. Treasury Note, 5 Year	Long	$11,660
Long Short Credit	September 2015	10 U.S. Treasury Note, 10 Year	Long	13,563
Total				$25,223
Multi-Asset Income	September 2015	1UK Long Gilt Bond	Short	$(1,922)
Multi-Asset Income	September 2015	2 Mini MSCI Emerging Markets Index	Short	3,471
Multi-Asset Income	September 2015	1 Euro-Bund	Long	2,085
Multi-Asset Income	September 2015	1 Euro-OAT	Long	3,942
Multi-Asset Income	September 2015	4 Euro STOXX 50 Index	Long	7,155
Multi-Asset Income	September 2015	1 FTSE 100 Index	Long	2,419
Multi-Asset Income	September 2015	2 H-Shares Index	Long	(15,157)
Multi-Asset Income	September 2015	2 S&P 500 E-Mini Index	Long	2,991
Multi-Asset Income	September 2015	1 TOPIX Index	Long	1,614
Multi-Asset Income	September 2015	1 U.S. Treasury Long Bond	Long	3,873
Total				$10,471

At July 31, 2015, the notional value of financial futures contracts was:

	Long positions	Short positions
Global Allocation	$5,587,895	$(2,182,695)
Inflation Managed	$3,712,114	$(2,582,738)
Long Short	$-	$(454,928,880)
Long Short Credit	$4,869,688	$-
Multi-Asset Income	$1,238,749	$(273,182)

At July 31, 2015, the Funds had deposited the following in segregated accounts to cover margin requirements on open financial futures contracts:

Global Allocation	$181,878
Inflation Managed	$39,110
Long Short	$22,529,335
Long Short Credit	$83,667
Multi-Asset Income	$21,547

At July 31, 2015, open forward contracts for Global Allocation were as follows:

Contracts to Receive		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
61,387	Australian Dollar	$46,709	Royal Bank of Canada	9/18/15	$(1,945)
265,437	Australian Dollar	203,217	Societe Generale	9/18/15	(9,657)
464,123	Australian Dollar	352,827	State Street Bank London	9/18/15	(14,384)
732,013	Brazilian Real	228,747	Barclays Bank PLC Wholesale	8/13/15	(15,644)
507,740	Canadian Dollar	403,195	Royal Bank of Canada	9/18/15	(15,083)
104,548	Canadian Dollar	83,351	Societe Generale	9/18/15	(3,436)
357,821	Canadian Dollar	286,927	State Street Bank London	9/18/15	(12,781)

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

3,965,379	Czech Koruna	159,973	Barclays Bank PLC Wholesale	8/13/15	795
107,354	Euro Currency	120,630	Royal Bank of Canada	9/18/15	(2,660)
90,076	Euro Currency	98,362	Societe Generale	9/18/15	622
251,566	Euro Currency	282,643	State Street Bank London	9/18/15	(6,198)
6,732,038,274	Indonesian Rupiah	501,306	Barclays Bank PLC Wholesale	8/13/15	(4,538)
37,308,506	Japanese Yen	302,511	Royal Bank of Canada	9/18/15	(1,310)
21,402,295	Japanese Yen	173,490	Societe Generale	9/18/15	(705)
42,784,368	Japanese Yen	346,515	State Street Bank London	9/18/15	(1,107)
28,171	New Zealand Dollar	19,181	Royal Bank of Canada	9/18/15	(653)
239,768	New Zealand Dollar	162,897	Societe Generale	9/18/15	(5,204)
494,831	New Zealand Dollar	336,979	State Street Bank London	9/18/15	(11,534)
4,895,073	New Taiwan Dollar	157,697	Barclays Bank PLC Wholesale	8/13/15	(3,203)
764,132	Norwegian Krone	95,590	Royal Bank of Canada	9/18/15	(2,136)
3,138,022	Norwegian Krone	399,114	Societe Generale	9/18/15	(15,332)
5,472,497	Norwegian Krone	692,149	State Street Bank London	9/18/15	(22,859)
782,961	Polish Zloty	203,516	Barclays Bank PLC Wholesale	8/13/15	3,997
55,739	Pound Sterling	87,121	Royal Bank of Canada	9/18/15	(103)
113,433	Pound Sterling	178,313	Societe Generale	9/18/15	(1,226)
220,832	Pound Sterling	346,482	State Street Bank London	9/18/15	(1,728)
932,203	South African Rand	74,262	Barclays Bank PLC Wholesale	8/13/15	(688)
330,570	Swedish Krona	40,118	Royal Bank of Canada	9/18/15	(1,767)
919,998	Swedish Krona	108,761	Societe Generale	9/18/15	(2,029)
2,249,002	Swedish Krona	271,594	State Street Bank London	9/18/15	(10,680)
129,779	Swiss Franc	138,711	Societe Generale	9/18/15	(4,204)
78,681	Swiss Franc	84,528	State Street Bank London	9/18/15	(2,981)
Total					$(170,361)

Contracts to Deliver		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
85,951	Australian Dollar	$66,262	Royal Bank of Canada	9/18/15	$3,586
306,773	Australian Dollar	236,022	Societe Generale	9/18/15	12,320
447,701	Australian Dollar	343,152	State Street Bank London	9/18/15	16,683
594,065	Canadian Dollar	480,631	Royal Bank of Canada	9/18/15	26,533
415,844	Canadian Dollar	328,156	Societe Generale	9/18/15	10,288
493,042	Canadian Dollar	399,330	State Street Bank London	9/18/15	22,452
266,035,237	Chilean Peso	408,650	Barclays Bank PLC Wholesale	8/13/15	14,404
149,620	Euro Currency	165,262	Royal Bank of Canada	9/18/15	845
147,231	Euro Currency	166,708	Societe Generale	9/18/15	4,916
129,779	Euro Currency	145,777	State Street Bank London	9/18/15	3,163
31,926,384	Hungarian Forint	110,072	Barclays Bank PLC Wholesale	8/13/15	(4,041)
19,312,007	Japanese Yen	157,388	Royal Bank of Canada	9/18/15	1,478
4,823,259	Japanese Yen	38,874	Societe Generale	9/18/15	(65)
46,763,003	Japanese Yen	381,014	State Street Bank London	9/18/15	3,485
2,388,208	Mexican Peso	150,554	Barclays Bank PLC Wholesale	8/13/15	2,429
89,728	New Zealand Dollar	61,412	Royal Bank of Canada	9/18/15	2,399
309,140	New Zealand Dollar	210,578	Societe Generale	9/18/15	7,260
302,701	New Zealand Dollar	207,485	State Street Bank London	9/18/15	8,401
1,966,909	Norwegian Krone	245,948	Royal Bank of Canada	9/18/15	5,394
2,215,755	Norwegian Krone	281,653	Societe Generale	9/18/15	10,665
2,439,109	Norwegian Krone	308,270	State Street Bank London	9/18/15	9,966
131,927	Pound Sterling	206,587	Royal Bank of Canada	9/18/15	629
115,172	Pound Sterling	180,585	Societe Generale	9/18/15	784
108,748	Pound Sterling	170,258	State Street Bank London	9/18/15	485
212,640	Singapore Dollar	156,461	Barclays Bank PLC Wholesale	9/18/15	1,507
572,917,730	South Korean Won	505,165	Barclays Bank PLC Wholesale	8/13/15	13,895
55,226	Swedish Krona	6,747	Royal Bank of Canada	9/18/15	340
206,389	Swedish Krona	24,246	Societe Generale	9/18/15	302
2,949,067	Swedish Krona	359,644	State Street Bank London	9/18/15	17,512
262,556	Swiss Franc	280,700	Societe Generale	9/18/15	8,579
282,576	Swiss Franc	302,780	State Street Bank London	9/18/15	9,928
Total					$216,522
At July 31, 2015, open forward contracts for Long Short Credit were as follows:

Contracts to Deliver		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
390,000	Euro Currency	$428,501	JPMorgan Chase Bank London	9/16/15	$(56)
Total					$(56)
For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

At July 31, 2015, open forward contracts for Multi-Asset were as follows:
Contracts to Receive		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
36,740	Australian Dollar	$27,955	Royal Bank of Canada	9/18/15	$(1,164)
160,008	Australian Dollar	122,495	Societe Generale	9/18/15	(5,815)
284,513	Australian Dollar	216,297	State Street Bank London	9/18/15	(8,827)
307,499	Canadian Dollar	244,080	Royal Bank of Canada	9/18/15	(9,030)
60,428	Canadian Dollar	48,150	Societe Generale	9/18/15	(1,959)
211,487	Canadian Dollar	169,131	State Street Bank London	9/18/15	(7,472)
65,330	Euro Currency	73,409	Royal Bank of Canada	9/18/15	(1,618)
54,319	Euro Currency	59,316	Societe Generale	9/18/15	375
152,063	Euro Currency	170,835	State Street Bank London	9/18/15	(3,735)
22,710,337	Japanese Yen	184,144	Royal Bank of Canada	9/18/15	(798)
12,604,223	Japanese Yen	102,177	Societe Generale	9/18/15	(420)
25,694,407	Japanese Yen	208,108	State Street Bank London	9/18/15	(671)
17,296	New Zealand Dollar	11,777	Royal Bank of Canada	9/18/15	(401)
143,853	New Zealand Dollar	97,718	Societe Generale	9/18/15	(3,107)
302,283	New Zealand Dollar	205,864	State Street Bank London	9/18/15	(7,055)
468,105	Norwegian Krone	58,560	Royal Bank of Canada	9/18/15	(1,311)
1,899,157	Norwegian Krone	241,612	Societe Generale	9/18/15	(9,344)
3,316,952	Norwegian Krone	419,290	State Street Bank London	9/18/15	(13,625)
33,802	Pound Sterling	52,832	Royal Bank of Canada	9/18/15	(62)
68,763	Pound Sterling	108,106	Societe Generale	9/18/15	(756)
138,913	Pound Sterling	217,927	State Street Bank London	9/18/15	(1,063)
200,590	Swedish Krona	24,344	Royal Bank of Canada	9/18/15	(1,072)
555,990	Swedish Krona	65,705	Societe Generale	9/18/15	(1,203)
1,369,854	Swedish Krona	165,422	State Street Bank London	9/18/15	(6,500)
77,717	Swiss Franc	83,066	Royal Bank of Canada	9/18/15	(2,518)
47,627	Swiss Franc	51,166	State Street Bank London	9/18/15	(1,804)
Total					$(90,955)
Contracts to Deliver		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
53,022	Australian Dollar	$40,876	Royal Bank of Canada	9/18/15	$2,212
187,992	Australian Dollar	144,633	Societe Generale	9/18/15	7,547
270,422	Australian Dollar	207,269	State Street Bank London	9/18/15	10,075
362,310	Canadian Dollar	293,127	Royal Bank of Canada	9/18/15	16,181
244,198	Canadian Dollar	192,634	Societe Generale	9/18/15	5,970
296,109	Canadian Dollar	239,830	State Street Bank London	9/18/15	13,487
90,825	Euro Currency	100,319	Royal Bank of Canada	9/18/15	511
88,852	Euro Currency	100,609	Societe Generale	9/18/15	2,970
78,468	Euro Currency	88,125	State Street Bank London	9/18/15	1,897
11,587,669	Japanese Yen	94,437	Royal Bank of Canada	9/18/15	887
2,901,893	Japanese Yen	23,388	Societe Generale	9/18/15	(39)
27,960,496	Japanese Yen	227,799	State Street Bank London	9/18/15	2,068
54,312	New Zealand Dollar	37,175	Royal Bank of Canada	9/18/15	1,454
188,392	New Zealand Dollar	128,312	Societe Generale	9/18/15	4,409
183,404	New Zealand Dollar	125,716	State Street Bank London	9/18/15	5,093
1,186,373	Norwegian Krone	148,282	Royal Bank of Canada	9/18/15	3,188
1,345,464	Norwegian Krone	171,013	Societe Generale	9/18/15	6,462
1,482,584	Norwegian Krone	187,238	State Street Bank London	9/18/15	5,917
79,715	Pound Sterling	124,825	Royal Bank of Canada	9/18/15	377
69,295	Pound Sterling	108,650	Societe Generale	9/18/15	470
71,749	Pound Sterling	112,390	State Street Bank London	9/18/15	379
33,490	Swedish Krona	4,092	Royal Bank of Canada	9/18/15	206
125,476	Swedish Krona	14,741	Societe Generale	9/18/15	184
1,791,284	Swedish Krona	218,450	State Street Bank London	9/18/15	10,636
157,683	Swiss Franc	168,632	Societe Generale	9/18/15	5,205
172,984	Swiss Franc	185,314	State Street Bank London	9/18/15	6,029
Total					$113,775

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

At July 31, 2015, Long Short had outstanding total return swap contracts as follows:

Swap Counterparty	Reference Entity	Notional Amount	Termination Date	Variable-rate Payments Received/(Paid) by the Fund	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Total Fair Value
Goldman Sachs International	S&P Oil & Gas Exploration & Production Select Industry Index	$10,201,709	February 6, 2017	(.215%)(1)	$195,570	$(31,839)	$163,731	-	$163,731
					$195,570	$(31,839)	$163,731	-	$163,731

        (1)  1 month LIBOR plus 0.028%

At July 31, 2015, Long Short Credit had outstanding centrally cleared credit default swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts- Buy Protection

Swap Counterparty	Reference Entity	Notional Amount	Contract Annual Fixed Rate*	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Total Fair Value
ICE Clear Credit LLC	(Markit CDX North America Investment Grade Index) CDX.NA.IG.24	$10,000,000	1.00%	June 20, 2020	$(138,760)	$147,934	$9,174	$(11,147)	$(1,973)
ICE Clear Credit LLC	(Markit CDX North America High Yield Index) CDX.NA.HY.24	990,000	5.00%	June 20, 2020	(62,786)	62,786	-	(5,500)	(5,500)
Total					$(201,546)	$210,720	$9,174	$(16,647)	$(7,473)

*	The contract annual fixed rate represents the annual fixed rate of interest paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.

At July 31, 2015, Long Short Credit had outstanding over the counter credit default swap contracts as follows:

Swap Counterparty	Reference Entity	Notional Amount	Contract Annual Fixed Rate*	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Total Fair Value
J.P. Morgan Chase Bank, N.A.	Turkey (Republic of)	$500,000	1.00%	September 20, 2020	$31,684	$(31,378)	$306	$(556)	$(250)
Total					$31,684	$(31,378)	$306	$(556)	$(250)

* The contract annual fixed rate represents the annual fixed rate of interest paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.

At July 31, 2015, Long Short Credit had deposited $588,655 in a segregated account to cover margin requirements for credit default swap contracts.

At July 31, 2015, Long Short Credit had outstanding credit default swaptions as follows:

Swap Counterparty	Reference Entity	Notional Amount	Strike rate	Expiration Date	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)

Bank of America N.A.	CDX.NA.HY.24.V2	$(1,000,000)	105.5%	June 20, 2020	$(3,674)	$(4,500)	$826
Total					$(3,674)	$(4,500)	$826

a	Principal amount is stated in the currency in which security is denominated.

AUD = Australian Dollar
CAD = Canadian Dollar
EUR = Euro
GBP = Pound Sterling
MXN = Mexican Peso
NZD = New Zealand Dollar
SEK = Swedish Krona
ZAR = South African Rand

b	Effective February 28, 2015. Formerly, Inflation Navigator Fund through February 27, 2015.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Consolidated Schedule of Investments Risk Balanced Commodity Strategy Funda
(Unaudited) 7/31/15

PRINCIPAL AMOUNT($)		VALUE	($)†

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (6.4%)
5,000,000	U.S. Treasury Notes, 0.25%, due 9/15/15 & 10/15/15 (Cost $5,001,783)	5,001,170

Asset-Backed Securities (20.8%)
83,042	Ally Auto Receivables Trust, Ser. 2013-1, Class A3, 0.63%, due 5/15/17	83,047
800,000	Ally Auto Receivables Trust, Ser. 2012-4, Class A4, 0.80%, due 10/16/17	800,746
525,000	Ally Auto Receivables Trust, Ser. 2015-1, Class A2, 0.92%, due 2/15/18	525,049
375,000	Bank of America Credit Card Trust, Ser. 2014-A2, Class A, 0.46%, due 9/16/19	374,676	µ
990,000	Capital One Multi-Asset Execution Trust, Ser. 2007-A2, Class A2, 0.27%, due 12/16/19	987,041	µ
310,777	CarMax Auto Owner Trust, Ser. 2012-3, Class A3, 0.52%, due 7/17/17	310,648
715,464	CarMax Auto Owner Trust, Ser. 2013-1, Class A3, 0.60%, due 10/16/17	715,011
1,300,000	Chase Issuance Trust, Ser. 2014-A4, Class A4, 0.42%, due 4/16/18	1,299,532	µØØ
1,000,000	Citibank Credit Card Issuance Trust, Ser. 2005-A9, Class A9, 5.10%, due 11/20/17	1,013,472	ØØ
7,005	Ford Credit Auto Owner Trust, Ser. 2014-A, Class A2, 0.48%, due 11/15/16	7,005
262,313	Ford Credit Auto Owner Trust, Ser. 2013-B, Class A3, 0.57%, due 10/15/17	262,232
372,995	Ford Credit Auto Owner Trust, Ser. 2013-C, Class A3, 0.82%, due 12/15/17	373,301
1,087,765	Honda Auto Receivables Owner Trust, Ser. 2014-3, Class A2, 0.48%, due 12/15/16	1,087,647
530,000	Huntington Auto Trust, Ser. 2015-1, Class A2, 0.76%, due 10/16/17	529,764
625,000	Hyundai Auto Receivables Trust, Ser. 2015-A, Class A2, 0.68%, due 10/16/17	624,988
563,689	Navient Student Loan Trust, Ser. 2014-8, Class A1, 0.47%, due 8/25/20	561,503	µ
144,588	Nelnet Student Loan Trust, Ser. 2006-1, Class A4, 0.37%, due 11/23/22	144,158	µ
90,994	Nissan Auto Receivables Owner Trust, Ser. 2013-A, Class A3, 0.50%, due 5/15/17	90,949
1,445,000	Nissan Auto Receivables Owner Trust, Ser. 2015-A, Class A2, 0.67%, due 9/15/17	1,443,315
619,161	Nissan Auto Receivables Owner Trust, Ser. 2013-B, Class A3, 0.84%, due 11/15/17	619,501
590,000	Penarth Master Issuer PLC, Ser. 2015-2A, Class A1, 0.59%, due 5/18/19	588,316	ñµ
482,428	SLM Student Loan Trust, Ser. 2014-2, Class A1, 0.44%, due 7/25/19	480,949	µ
792,068	SLM Student Loan Trust, Ser. 2005-9, Class A5, 0.42%, due 1/27/25	787,909	µ
709,711	Toyota Auto Receivables Owner Trust, Ser. 2014-B, Class A2, 0.40%, due 12/15/16	709,589
755,000	Toyota Auto Receivables Owner Trust, Ser. 2015-A, Class A2, 0.71%, due 7/17/17	754,699
1,155,000	USAA Auto Owner Trust, Ser. 2015-1, Class A2, 0.82%, due 3/15/18	1,155,313
	Total Asset-Backed Securities (Cost $16,415,415)	16,330,360

Corporate Debt Securities (52.6%)

Aerospace & Defense (1.0%)
805,000	Rockwell Collins, Inc., Senior Unsecured Notes, 0.64%, due 12/15/16	804,727	µ

Agriculture (1.3%)
1,035,000	BAT Int'l Finance PLC, Guaranteed Notes, 0.80%, due 6/15/18	1,034,391	ñµ

Auto Manufacturers (5.4%)
965,000	American Honda Finance Corp., Senior Unsecured Notes, 0.78%, due 10/7/16	968,729	µ
1,100,000	Daimler Finance North America LLC, Guaranteed Notes, 0.64%, due 8/1/17	1,098,698	ñµ
1,120,000	Toyota Motor Credit Corp., Senior Unsecured Medium-Term Notes, 0.38%, due 9/23/16	1,119,516	µ
445,000	Toyota Motor Credit Corp., Senior Unsecured Notes, 0.57%, due 5/17/16	445,829	µ
200,000	Volkswagen Group of America Finance LLC, Guaranteed Notes, 0.72%, due 11/20/17	200,176	ñµ
410,000	Volkswagen Group of America Finance LLC, Guaranteed Notes, 0.65%, due 5/23/17	409,105	ñµ
		4,242,053
Banks (15.6%)
710,000	Bank of America N.A., Senior Unsecured Notes, 0.75%, due 11/14/16	709,809	µ
490,000	Bank of Montreal, Senior Unsecured Medium-Term Notes, 0.81%, due 7/15/16	491,632	µ
1,000,000	Bank of New York Mellon Corp., Senior Unsecured Medium-Term Notes, 0.51%, due 3/4/16	1,001,085	µ
400,000	Citigroup, Inc., Senior Unsecured Notes, 2.25%, due 8/7/15	400,033
965,000	HSBC USA, Inc., Senior Unsecured Notes, 0.58%, due 6/23/17	961,885	µ
2,105,000	JPMorgan Chase & Co., Senior Unsecured Notes, 0.79%, due 2/15/17	2,102,402	µ
530,000	Mizuho Bank Ltd., Guaranteed Notes, 0.72%, due 4/16/17	529,124	ñµ
875,000	Morgan Stanley, Senior Unsecured Notes, 1.53%, due 2/25/16	878,629	µ
395,000	National Australia Bank Ltd., Senior Unsecured Notes, 0.85%, due 7/25/16	396,497	µ
900,000	Royal Bank of Canada, Senior Unsecured Medium-Term Notes, 0.80%, due 10/30/15	900,819
450,000	Svenska Handelsbanken AB, Senior Unsecured Notes, 0.75%, due 9/23/16	451,135	µ
655,000	Toronto-Dominion Bank, Senior Unsecured Medium-Term Notes, 0.48%, due 11/6/15	655,346	µ
920,000	U.S. Bank N.A., Senior Unsecured Bank Notes, 0.53%, due 1/30/17	919,335	µ
500,000	Wells Fargo & Co., Senior Unsecured Medium-Term Notes, 0.82%, due 7/20/16	501,590	µ
1,340,000	Wells Fargo & Co., Senior Unsecured Medium-Term Notes, 0.54%, due 9/8/17	1,333,246	µØØ
		12,232,567
Beverages (0.6%)
460,000	Anheuser-Busch InBev Finance, Inc., Guaranteed Notes, 0.49%, due 1/27/17	459,126	µ

Commercial Services (0.7%)
575,000	ERAC USA Finance LLC, Guaranteed Notes, 5.90%, due 11/15/15	582,997	ñb

Computers (1.1%)
390,000	Apple, Inc., Senior Unsecured Notes, 0.35%, due 5/5/17	389,932	µ
455,000	Apple, Inc., Senior Unsecured Notes, 0.35%, due 5/3/16	455,135	µ
		845,067
Diversified Financial Services (4.6%)
1,250,000	American Express Credit Corp., Senior Unsecured Medium-Term Notes, 2.75%, due 9/15/15	1,253,121
2,360,000	General Electric Capital Corp., Guaranteed Global Medium-Term Notes, 0.94%, due 7/12/16	2,371,989	µØØ
		3,625,110
Electric (0.6%)
460,000	Electricite de France, Senior Unsecured Notes, 0.75%, due 1/20/17	460,414	ñµ

Healthcare - Products (1.9%)
1,470,000	Medtronic, Inc., Guaranteed Notes, 0.37%, due 2/27/17	1,465,145	µØØ

Healthcare - Services (0.5%)
370,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 0.74%, due 1/17/17	370,312	µ

Insurance (1.2%)
210,000	Berkshire Hathaway Finance Corp., Guaranteed Notes, 0.43%, due 1/10/17	210,127	µ
270,000	Metropolitan Life Global Funding I, Secured Notes, 0.82%, due 7/15/16	271,104	ñµ
495,000	Principal Life Global Funding II, Senior Secured Notes, 0.65%, due 5/27/16	495,910	ñµ
		977,141
Machinery - Construction & Mining (1.0%)
800,000	Caterpillar Financial Services Corp., Senior Unsecured Global Medium-Term Notes, 0.46%, due 6/9/17	798,075	µ

Machinery Diversified (0.3%)
210,000	John Deere Capital Corp., Senior Unsecured Notes, 0.58%, due 10/11/16	210,303	µ

Media (1.6%)
500,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Guaranteed Notes, 3.50%, due 3/1/16	506,867
770,000	NBCUniversal Enterprise, Inc., Guaranteed Notes, 0.83%, due 4/15/16	771,405	ñµ
		1,278,272
Mining (0.9%)
690,000	BHP Billiton Finance USA Ltd., Guaranteed Notes, 0.53%, due 9/30/16	689,868	µ

Oil & Gas (4.1%)
535,000	BP Capital Markets PLC, Guaranteed Notes, 0.70%, due 11/7/16	535,666	µ
1,350,000	Chevron Corp., Senior Unsecured Notes, 0.45%, due 3/2/18	1,344,789	µ
400,000	Devon Energy Corp., Senior Unsecured Notes, 0.74%, due 12/15/15	399,740	µ
910,000	EOG Resources, Inc., Senior Unsecured Notes, 2.50%, due 2/1/16	917,646
		3,197,841
Pharmaceuticals (2.0%)
470,000	Actavis Funding SCS, Guaranteed Notes, 1.16%, due 9/1/16	470,153	µ
335,000	Bayer US Finance LLC, Guaranteed Notes, 0.53%, due 10/7/16	335,272	ñµ
500,000	Merck & Co., Inc., Senior Unsecured Notes, 2.25%, due 1/15/16	503,965
290,000	Merck & Co., Inc., Senior Unsecured Notes, 0.47%, due 5/18/16	290,280	µ
		1,599,670
Pipelines (2.4%)
750,000	Enterprise Products Operating LLC, Guaranteed Notes, 1.25%, due 8/13/15	750,064
1,165,000	TransCanada PipeLines Ltd., Senior Unsecured Notes, 0.96%, due 6/30/16	1,166,408	µØØ
		1,916,472
Software (1.1%)
825,000	Oracle Corp., Senior Unsecured Notes, 0.48%, due 7/7/17	825,057	µ

Telecommunications (3.7%)
875,000	AT&T, Inc., Senior Unsecured Notes, 2.50%, due 8/15/15	875,396
1,450,000	Cisco Systems, Inc., Senior Unsecured Notes, 0.56%, due 3/3/17	1,452,198	µ
600,000	Verizon Communications, Inc., Senior Unsecured Notes, 0.70%, due 11/2/15	599,939
		2,927,533
Transportation (1.0%)
770,000	Canadian National Railway Co., Senior Unsecured Notes, 0.48%, due 11/6/15	769,822	µ
	Total Corporate Debt Securities (Cost $41,338,258)	41,311,963

Certificates of Deposit (2.4%)
480,000	Credit Suisse New York, Yankee CD, 0.69%, due 12/7/15	480,000	µ
950,000	Nordea Bank Finland PLC, Yankee CD1, 0.41%, due 6/13/16	950,092	µ
450,000	Sumitomo Mitsui Banking Corp., Yankee CD, 0.56%, due 3/3/16	449,927	µ
	Total Certificates of Deposit (Cost $1,880,000)	1,880,019

Short-Term Investments (11.9%)

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government[a] (1.3%)
1,000,000	U.S. Treasury Bill, Disc. Notes, 0.02%, due 8/13/15	999,992

NUMBER OF SHARES		VALUE	($)†

Money Market Fund (10.6%)
8,312,907	State Street Institutional Government Money Market Fund Premier Class	8,312,907	††ØØ
	Total Short-Term Investments (Cost $9,312,884)	9,312,899

	Total Investments (94.1%) (Cost $73,948,340)	73,836,411	##

	Cash, receivables and other assets, less liabilities (5.9%)	4,639,582	±

	Total Net Assets (100.0%)	$78,475,993

See Notes to Schedule of Investments

July 31, 2015 (Unaudited
Notes to Consolidated Schedule of Investments

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman Risk Balanced Commodity Strategy Fund (the “Fund”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
• Level 3 – unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by an independent pricing service to value certain types of debt securities held by the Fund:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

Asset-Backed Securities. Inputs used to value asset-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

U.S. Treasury Securities. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.

The value of commodity futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities. Certificates of deposit are valued at amortized cost.

Investments in money market funds are valued using the fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Alternative Funds’ Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, trading in futures or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Fund's investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

into U.S. dollars using the exchange rates as of the end of regular trading on the New York Stock Exchange ("NYSE") on business days, usually 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to evaluate the prices of foreign income securities as of the close of the NYSE. Interactive utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the close of the NYSE (Level 2 inputs) to assist in determining prices for certain foreign income securities. In the absence of precise information about the market values of these foreign securities as of the close of the NYSE, the Board has determined on the basis of available data that prices evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Fund’s investments as of July 31, 2015:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	$-	$5,001,170	$-	$5,001,170
Asset-Backed Securities	-	16,330,360	-	16,330,360
Corporate Debt Securities^	-	41,311,963	-	41,311,963
Certificates of Deposit	-	1,880,019	-	1,880,019
Short-Term Investments	-	9,312,899	-	9,312,899
Total Investments	$-	$73,836,411	$-	$73,836,411

^	The Consolidated Schedule of Investments provides information on the industry categorization for the portfolio.

The following is a summary, categorized by Level, of inputs used to value the Fund’s derivatives as of July 31, 2015:

Asset Valuation Inputs
	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized appreciation)	$2,903,060	$-	$-	$2,903,060

Liability Valuation Inputs
	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(9,865,210)	$-	$-	$(9,865,210)

As of the period ended July 31, 2015, no securities were transferred from one level (as of October 31, 2014) to another.

The Fund invests in commodity-related instruments through Neuberger Berman Cayman Commodity Fund I Ltd., (the “Subsidiary”) a wholly-owned subsidiary of the Fund, which is organized under the laws of the Cayman Islands. Subscription agreements were entered into between the Fund and the Subsidiary with the intent that the Fund will remain the sole shareholder of the Subsidiary. The Subsidiary is governed by its own Board of Directors.

As of July 31, 2015, the value of the Fund’s investment in the Subsidiary was as follows:

Investment in Subsidiary	Percentage of Net Assets
$12,051,879	15.4%

##
At July 31, 2015, the cost of investments for U.S. federal income tax purposes was $73,948,340. Gross unrealized appreciation of investments was $15,526 and gross unrealized depreciation of investments was $127,455, resulting in net unrealized depreciation of $111,929 based on cost for U.S. federal income tax purposes.

ØØ	All or a portion of this security is segregated in connection with obligations for commodity futures contracts.

ñ
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid. At July 31, 2015, these securities amounted to $6,776,912 or 8.6% of net assets.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

††	A portion of this security is held by the Subsidiary.

a	Interest rate represents discount rate at time of purchase, not a coupon rate.

b	Step Bond: Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a rating change made by a rating agency.

µ	Floating rate securities are securities whose yields vary with a designated index or market rate. These securities are shown at their current rates as of July 31, 2015, and their final maturity dates.

±	At July 31, 2015, open positions in commodity futures contracts(1) were:

Expiration	Open Contracts	Position	Unrealized Appreciation (Depreciation)
August 2015	86 Lead	Long	$(904,075)
August 2015	52 Nickel	Long	(897,156)
August 2015	55 Premium High Grade Aluminum	Long	(444,075)
August 2015	92 Zinc	Long	(948,888)
September 2015	66 Lead	Long	(457,280)
September 2015	45 Nickel	Long	(460,132)
September 2015	41 Premium High Grade Aluminum	Long	(159,531)
September 2015	69 Zinc	Long	(523,778)
October 2015	18 Feeder Cattle	Long	(7,440)
October 2015	68 Lead	Long	(122,656)
October 2015	50 Nickel	Long	(198,984)
October 2015	96 Platinum	Long	(642,371)
October 2015	43 Premium High Grade Aluminum	Long	(77,334)
October 2015	79 Zinc	Long	(158,544)
November 2015	60 Lead	Long	5,905
November 2015	87 Low Sulphur Gasoil	Long	1,363
November 2015	54 Natural Gas	Long	(29,857)
November 2015	56 New York Harbor ULSD	Long	(51,021)
November 2015	45 Nickel	Long	35,838
November 2015	38 Premium High Grade Aluminum	Long	(9,323)
November 2015	32 Soybean	Long	(15,078)
November 2015	70 Zinc	Long	(20,236)
December 2015	70 Brent Crude Oil	Long	(442,262)
December 2015	40 Cocoa	Long	(37,776)
December 2015	19 Coffee 'C'	Long	(43,897)
December 2015	54 Copper	Long	(312,984)
December 2015	253 Corn	Long	(468,473)
December 2015	51 Cotton No. 2	Long	(50,370)
December 2015	61 Gold 100 Oz.	Long	(599,910)
December 2015	60 Hard Red Winter Wheat	Long	(277,894)
December 2015	118 Lean Hogs	Long	(63,204)
December 2015	45 Live Cattle	Long	(16,059)
December 2015	72 RBOB Gasoline	Long	(298,683)
December 2015	47 Silver	Long	(405,809)
December 2015	72 Soybean Meal	Long	61,015
December 2015	32 Soybean Oil	Long	(10,909)
December 2015	68 Wheat	Long	(169,346)
December 2015	71 WTI Crude Oil	Long	(485,927)
March 2016	44 Sugar 11	Long	(7,336)
August 2015	86 Lead	Short	614,787
August 2015	52 Nickel	Short	644,591
August 2015	55 Premium High Grade Aluminum	Short	257,546
August 2015	92 Zinc	Short	744,941
September 2015	66 Lead	Short	112,776
September 2015	45 Nickel	Short	179,258
September 2015	41 Premium High Grade Aluminum	Short	77,244
September 2015	69 Zinc	Short	136,465
October 2015	68 Lead	Short	(6,963)
October 2015	50 Nickel	Short	(39,649)
October 2015	43 Premium High Grade Aluminum	Short	9,350
October 2015	79 Zinc	Short	21,981
			$(6,962,150)

(1)	Commodity futures are held by the Subsidiary.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

At July 31, 2015, the notional value of commodity futures contracts was $110,402,965 for long positions and $(36,100,792) for short positions.

At July 31, 2015, the Fund had deposited $11,670,830 in a segregated account to cover margin requirements on open futures contracts.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Item 2. Controls and Procedures.
(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.
(b)	There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman Alternative Funds
By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date:  September 29, 2015
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date:  September 29, 2015
By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial and Accounting Officer

Date:  September 29, 2015